UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21213

Nuveen AMT-Free Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 257-8787

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1.   Reports to Stockholders.

Nuveen Municipal

Closed-End Funds

This semi-annual report contains the Funds’ unaudited financial statements.

Nuveen Quality Municipal Income Fund	NAD

Nuveen AMT-Free Quality Municipal Income Fund	NEA

Semi-Annual Report

Table

of Contents

Important Notices

Portfolio manager commentaries: The Funds include portfolio manager commentary in their annual shareholder reports. For your Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s annual shareholder report.

Fund changes: For changes that occurred to your Fund both during and after this reporting period, please refer to the Notes to Financial Statements section of this report.

Fund principal investment policies and principal risks: Refer to the Shareholder Update section of your Fund’s annual shareholder report for information on the Fund’s principal investment policies and principal risks.

Fund performance: For current information on your Fund’s average annual total returns please refer to the Fund’s website at www. nuveen.com. For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

Common Share Information

COMMON SHARE DISTRIBUTION INFORMATION

The following information regarding the Funds’ distributions is current as of April 30, 2025. Each Fund’s distribution levels may vary over time based on each Fund’s investment activity and portfolio investment value changes.

During the current reporting period, each Fund’s distributions to common shareholders were as shown in the accompanying table.

	Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date)	NAD	NEA
November	$0.0755	$0.0730
December	0.0755	0.0730
January	0.0755	0.0730
February	0.0755	0.0730
March	0.0755	0.0730
April	0.0755	0.0730

Total Distributions from Net Investment Income	$0.4530	$0.4380

Yields	NAD	NEA
Market Yield[1]	8.02%	8.05%
Taxable-Equivalent Yield[1]	13.56%	13.60%

[1]

Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable- Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 40.8%. Your actual federal income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was not exempt from federal income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Each Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time). The Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, the Fund may distribute more or less than its net investment income during the period. In the event the Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. If the Fund’s distribution includes anything other than net investment income, the Fund will provide a notice to shareholders of its best estimate of the distribution sources at that the time of the distribution. These estimates may not match the final tax characterization (for the full year’s distributions) contained in shareholders’ 1099-DIV forms after the end of the year.

NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS

The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-closedend funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).

COMMON SHARE REPURCHASES

The Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.

During the current reporting period, the Funds did not repurchase any of their outstanding common shares. As of April 30, 2025, (and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.

	NAD	NEA
Common shares cumulatively repurchased and retired	17,900	120,000
Common shares authorized for repurchase	23,340,000	29,895,000

About the Funds’ Benchmarks

S&P Municipal Bond Index: An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P Municipal Bond Investment Grade Index: An index designed to measure the performance of tax-exempt investment grade municipal bonds. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P Municipal Bond High Yield Index: An index designed to measure the performance of tax-exempt high yield municipal bonds. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Leverage and Holdings Summaries

The Fund Performance, Leverage and Holding Summaries for each Fund are shown below within this section of the report.

Fund Performance

Performance data shown represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.

Impact of Leverage

One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.

However, use of leverage can expose Fund common shares to additional price volatility. When the Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.

In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.

Leverage Ratios

Each Fund’s Effective Leverage and Regulatory Leverage Ratios are set forth below. “Effective Leverage” is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. “Regulatory Leverage” consists of preferred shares or borrowings of a Fund. Regulatory Leverage is a part of a Fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940. A Fund, however, may from time to time borrow for temporary purposes, typically on a transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such temporary borrowings are excluded from the calculation of a Fund’s Effective Leverage and Regulatory Leverage ratios.

Holding Summaries

The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the Fund’s Portfolio of Investments for individual security information.

For financial reporting purposes, the ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change.

AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

NAD	Nuveen Quality Municipal Income Fund Fund Performance, Leverage and Holdings Summaries April 30, 2025

Performance*

			Total Returns as of April 30, 2025
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year
NAD at Common Share NAV	5/26/99	(2.96)%	0.28%	0.87%	2.28%
NAD at Common Share Price	5/26/99	(2.15)%	11.27%	2.40%	2.93%
S&P Municipal Bond Index	—	(0.45)%	2.28%	1.39%	2.20%
NAD Blended Benchmark	—	(0.51)%	2.54%	1.79%	2.42%

*For purposes of Fund performance, relative results are measured against the NAD Blended Benchmark. The Fund’s Blended Benchmark consists of: 1) 80% S&P Municipal Bond Investment Grade Index and 2) 20% S&P Municipal Bond High Yield Index. The Fund’s performance was measured against the S&P Municipal Bond Index through September 11, 2016.

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$12.03	$11.29	(6.15)%	(6.90)%

Leverage and Holdings

Leverage
Effective Leverage	41.97%
Regulatory Leverage	37.05%

Fund Allocation (% of net assets)
Municipal Bonds	169.0%
Investment Companies	0.0%
Other Assets & Liabilities, Net	3.3%
Floating Rate Obligations	(13.5)%
AMTP Shares, Net	(25.9)%
MFP Shares, Net	(15.0)%
VRDP Shares, Net	(17.9)%
Net Assets	100%

Bond Credit Quality (% of total investments)
AAA	2.2%
AA	29.8%
A	39.0%
BBB	14.5%
BB or Lower	5.2%
N/R (not rated)	9.3%
Total	100%

Portfolio Composition (% of total investments)
Transportation	26.7%
Health Care	21.1%
Tax Obligation/Limited	18.4%
Utilities	9.3%
Tax Obligation/General	9.1%
Education and Civic Organizations	4.8%
U.S. Guaranteed	2.6%
Other	8.0%
Investment Companies	0.0%
Total	100%

States and Territories[1] (% of total municipal bonds)
Colorado	8.6%
New York	7.9%
Illinois	7.8%
Texas	7.4%
Florida	6.7%
California	6.0%
Pennsylvania	4.4%
Maryland	4.0%
New Jersey	3.3%
Wisconsin	3.2%
South Carolina	3.0%
Missouri	3.0%
Ohio	2.4%
Michigan	2.4%
Washington	1.9%
Alabama	1.9%
Georgia	1.8%
Minnesota	1.7%
Louisiana	1.6%
Oregon	1.6%
Other	19.4%
Total	100%

[1]	See the Portfolio of Investments for the remaining states comprising “Other” and not listed in the table above.

NEA	Nuveen AMT-Free Quality Municipal Income Fund Fund Performance, Leverage and Holdings Summaries April 30, 2025

Performance*

			Total Returns as of April 30, 2025
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year
NEA at Common Share NAV	11/21/02	(3.03)%	0.05%	0.37%	2.22%
NEA at Common Share Price	11/21/02	(2.53)%	10.15%	1.81%	2.72%
S&P Municipal Bond Index	—	(0.45)%	2.28%	1.39%	2.20%
NEA Blended Benchmark	—	(0.51)%	2.54%	1.79%	2.42%

*For purposes of Fund performance, relative results are measured against the NEA Blended Benchmark. The Fund’s Blended Benchmark consists of: 1) 80% S&P Municipal Bond Investment Grade Index and 2) 20% S&P Municipal Bond High Yield Index. The Fund’s performance was measured against the S&P Municipal Bond Index through September 11, 2016.

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$11.59	$10.88	(6.13)%	(6.52)%

Leverage and Holdings

Leverage
Effective Leverage	41.62%
Regulatory Leverage	37.19%

Fund Allocation (% of net assets)

Municipal Bonds	167.4%
Other Assets & Liabilities, Net	3.5%
Floating Rate Obligations	(11.9)%
AMTP Shares, Net	(1.5)%
MFP Shares, Net	(24.2)%
VRDP Shares, Net	(33.3)%
Net Assets	100%

Bond Credit Quality (% of total investments)
AAA	3.4%
AA	38.2%
A	38.5%
BBB	9.2%
BB or Lower	3.7%
N/R (not rated)	7.0%
Total	100%

Portfolio Composition (% of total investments)

Health Care	22.2%
Tax Obligation/Limited	19.4%
Transportation	14.3%
Utilities	12.3%
Tax Obligation/General	12.0%
Education and Civic Organizations	7.6%
U.S. Guaranteed	4.4%
Other	7.8%
Total	100%

States and Territories[1] (% of total municipal bonds)

Colorado	9.3%
Illinois	9.2%
New York	7.3%
Texas	6.4%
Michigan	5.8%
Florida	4.6%
New Jersey	4.5%
Pennsylvania	3.8%
Wisconsin	3.5%
Minnesota	3.3%
Missouri	3.3%
Georgia	2.9%
District of Columbia	2.6%
Washington	2.5%
California	2.4%
South Carolina	2.4%
Ohio	2.2%
North Carolina	2.1%
Oregon	1.9%
Massachusetts	1.7%
Other	18.3%
Total	100%

[1]	See the Portfolio of Investments for the remaining states comprising “Other” and not listed in the table above.

Portfolio of Investments April 30, 2025

NAD

(Unaudited)

SHARES		DESCRIPTION				VALUE

		LONG-TERM INVESTMENTS - 169.0% (100.0% of Total Investments)

		INVESTMENT COMPANIES - 0.0% (0.0% of Total Investments)
8,812		BlackRock MuniHoldings Fund Inc			$	99,664
32,524		Invesco Quality Municipal Income Trust				307,677

		TOTAL INVESTMENT COMPANIES (Cost $530,611)				407,341

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		MUNICIPAL BONDS - 169.0% (100.0% of Total Investments)

		ALABAMA - 3.1% (1.9% of Total Investments)
$5,000,000	(a)	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2016C	5.000%	11/15/46		5,006,064
5,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A - AGM Insured, (AMT)	5.000	10/01/33		5,066,186
5,455,000		Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A - AGM Insured, (AMT)	5.000	10/01/34		5,518,892
5,550,000		Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A - AGM Insured, (AMT)	5.000	10/01/35		5,606,288
3,315,000		Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Series 2024C, (Mandatory Put 7/01/31)	5.000	05/01/55		3,465,422
3,000,000		Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2023 Sub B-2, (Mandatory Put 12/01/30)	5.250	12/01/53		3,183,184
5,000,000		Homewood Educational Building Authority, Alabama, Revenue Bonds, CHF-Horizons I, LLC Recreation Center Project at Samford University Series 2024A	5.500	10/01/49		5,117,535
3,250,000		Homewood Educational Building Authority, Alabama, Revenue Bonds, CHF-Horizons I, LLC Recreation Center Project at Samford University Series 2024A	5.500	10/01/54		3,310,141
2,455,000		Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.250	10/01/49		2,477,054
2,255,000		Limestone County Water & Sewer Authority, Alabama, Water and Sewer Revenue Bonds, Series 2022	5.000	12/01/45		2,326,004
2,500,000		Madison Water and Wastewater Board, Alabama, Water and Sewer Revenue Bonds, Series 2023	5.250	12/01/53		2,634,460
3,500,000		Mobile County Industrial Development Authority, Alabama, Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project, Series 2024B, (AMT)	4.750	12/01/54		3,194,483
7,590,000		Pike Road, Alabama, General Obligation Warrants, Series 2023	5.000	03/01/52		7,773,559
6,665,000	(a)	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory Put 5/01/32), (UB)	5.000	06/01/49		6,972,740
10,000,000		Southeast Energy Authority, Alabama, A Cooperative District Energy Supply Revenue Bonds Series 2024A	5.000	11/01/35		10,302,925
1,000,000		Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 3, Fixed Rate Series 2022A-1, (Mandatory Put 12/01/29)	5.500	01/01/53		1,060,440
5,000,000	(a)	Southeast Energy Authority, Alabama, Revenue Bonds Cooperative District Energy Supply Series 2024C, (Mandatory Put 11/01/32), (UB)	5.000	10/01/55		5,246,156
5,815,000	(a)	Southeast Energy Authority, Alabama, Revenue Bonds, Cooperative District Energy Supply Series 2025A, (Mandatory Put 6/01/35), (UB)	5.000	01/01/56		5,964,311
4,165,000	(b)	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A	5.250	05/01/44		4,067,480
		TOTAL ALABAMA				88,293,324

12	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		ALASKA - 0.1% (0.1% of Total Investments)
$1,000,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, (AMT)	5.000%	01/01/28	$	1,000,954
1,075,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, (AMT)	5.000	01/01/29		1,075,929
300,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, (AMT)	5.000	01/01/31		300,219
		TOTAL ALASKA				2,377,102

		ARIZONA - 2.5% (1.5% of Total Investments)
1,000,000		Arizona Industrial Development Authority Education Revenue Bonds, Academies of Math & Science Projects, Series 2023	5.375	07/01/53		966,970
11,795,000		Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A	4.000	01/01/36		11,658,956
6,500,000		Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019B, (AMT)	5.000	07/01/49		6,502,705
15,935,000		Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A, (AMT)	5.000	07/01/42		16,007,278
7,000,000		Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC Insured	5.500	07/01/39		8,158,297
1,000,000		Pinal County Electrical District 4, Arizona, Electric System Revenue Bonds, Refunding Series 2015 - AGM Insured	4.000	12/01/38		980,007
500,000		Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007	5.500	12/01/29		531,128
24,765,000		Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007	5.000	12/01/37		25,766,090
1,000,000	(b)	Sierra Vista Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Series 2024	5.000	06/15/54		927,995
		TOTAL ARIZONA				71,499,426

		ARKANSAS - 0.6% (0.4% of Total Investments)
5,020,000	(b)	Arkansas Development Finance Authority, Arkansas, Environmental Improvement Revenue Bonds, United States Steel Corporation, Green Series 2022, (AMT)	5.450	09/01/52		5,024,001
6,550,000		Arkansas Development Finance Authority, Arkansas, Environmental Improvement Revenue Bonds, United States Steel Corporation, Green Series 2023, (AMT)	5.700	05/01/53		6,640,364
3,500,000	(b)	Arkansas Development Finance Authority, Charter School Revenue Bonds, Academy of Math and Science - Little Rock Project Series 2024A	7.000	07/01/59		3,198,689
2,500,000	(b)	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, (AMT)	4.500	09/01/49		2,239,250
1,000,000	(b)	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2020A, (AMT)	4.750	09/01/49		929,773
		TOTAL ARKANSAS				18,032,077

		CALIFORNIA - 10.1% (6.0% of Total Investments)
2,665,000		Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2022C - AGM Insured	5.000	10/01/52		2,750,265
3,500,000		Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2022C - AGM Insured	5.450	10/01/52		1,959,133
2,945,000		Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C - AGM Insured	0.000	09/01/27		2,719,224
7,150,000		Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C - AGM Insured	0.000	09/01/28		6,367,574

See Notes to Financial Statements	13

Portfolio of Investments April 30, 2025 (continued)

NAD

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		CALIFORNIA (continued)
$2,455,000		Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C - AGM Insured	0.000%	09/01/32	$	1,877,648
105,000	(c)	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C - AGM Insured, (ETM)	0.000	09/01/35		73,271
95,000		Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C - AGM Insured	0.000	09/01/35		63,503
1,055,000		Brisbane School District, San Mateo County, California, General Obligation Bonds, Election 2003 Series 2005 - AGM Insured	0.000	07/01/35		711,692
60,000	(c)	Byron Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2007B, (ETM)	0.000	08/01/32		46,496
235,000	(c)	Byron Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2007B - SYNCORA GTY Insured, (ETM)	0.000	08/01/32		182,108
1,405,000		Byron Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2007B - SYNCORA GTY Insured	0.000	08/01/32		1,060,822
3,685,000		Calexico Unified School District, Imperial County, California, General Obligation Bonds, Election of 2004 Series 2005B - FGIC Insured	0.000	08/01/31		2,915,396
4,505,000		Calexico Unified School District, Imperial County, California, General Obligation Bonds, Election of 2004 Series 2005B - FGIC Insured	0.000	08/01/33		3,287,124
4,495,000	(a)	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023G, (Mandatory Put 4/01/30), (UB)	5.250	11/01/54		4,725,649
5,000,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024B, (Mandatory Put 12/01/32)	5.000	01/01/55		5,159,844
9,000,000	(b)	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A	5.000	04/01/49		7,288,592
2,500,000	(b)	California Enterprise Development Authority, Charter School Revenue Bonds, Norton Science & Language Academy Project, Series 2021	4.000	07/01/61		1,834,760
2,855,000	(c)	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, (Pre- refunded 11/15/26)	5.000	11/15/46		2,950,951
10,000,000		California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B	5.000	11/15/46		10,020,789
16,665,000		California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A	5.000	11/15/48		16,689,474
5,000,000		California Infrastructure and Economic Development Bank, Revenue Bonds, Adventist Health Energy Projects, Series 2024A	5.250	07/01/54		5,022,394
3,450,000	(b)	California Infrastructure and Economic Development Bank, Revenue Bonds, Brightline West Passenger Rail Project, Green Bond Series 2025A, (AMT), (Mandatory Put 1/01/35)	9.500	01/01/65		3,331,997
5,000,000		California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, (AMT)	5.000	12/31/43		5,000,823
3,250,000		California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2017A	5.000	02/01/47		3,251,699
2,930,000	(b)	California School Finance Authority, Charter School Revenue Bonds, CIty Charter School Obligated Group, Series 2016A	5.000	06/01/52		2,623,248
3,410,000	(b)	California School Finance Authority, Charter School Revenue Bonds, Russell Westbrook Why Not? Academy ? Obligated Group, Series 2021A	4.000	06/01/51		2,546,404
1,500,000	(b)	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C	5.000	07/01/46		1,501,107
500,000		California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A	5.250	12/01/44		496,998
4,550,000		California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A	5.500	12/01/54		4,499,345

14	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		CALIFORNIA (continued)
$1,000,000	(b)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.000%	12/01/46	$	974,436
17,715,000	(b)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.250	12/01/56		17,694,651
5,772	(d),(e)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	07/01/30		5,772
15,807	(d),(e)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.500	07/01/39		15,807
4,890,000		Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series 2006B - NPFG Insured	0.000	08/01/26		4,694,019
1,000,000		Coachella Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2005A - FGIC Insured	0.000	08/01/30		829,795
1,000,000		CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-2	4.000	12/01/58		710,502
3,010,000		El Camino Community College District, California, General Obligation Bonds, Election of 2002 Series 2012C	0.000	08/01/25		2,985,695
3,500,000		Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A - AGM Insured	0.000	01/15/34		2,552,013
3,500,000	(c)	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A - AGM Insured, (ETM)	0.000	06/01/26		3,382,768
1,260,000		Huntington Beach Union High School District, Orange County, California, Certificates of Participation, Capital Project, Series 2007 - AGM Insured	0.000	09/01/35		850,832
5,240,000		Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2005 - AGM Insured	0.000	08/01/30		4,409,139
2,500,000		Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007 - FGIC Insured	0.000	08/01/32		1,940,715
5,000,000		Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.Turbo Capital Appreciation	0.000	06/01/36		2,239,422
1,045,000		Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2001B - NPFG Insured	0.000	08/01/31		838,508
12,835,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2021D, (AMT)	5.000	05/15/46		12,900,028
40,000	(c)	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2021D, (Pre-refunded 11/15/31), (AMT)	5.000	05/15/46		43,284
5,955,000	(f)	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A	0.000	08/01/43		5,739,356
2,700,000		M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A	7.000	11/01/34		3,192,258
2,200,000		M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C	6.500	11/01/39		2,614,669
1,170,000		Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Refunding Series 1995 - NPFG Insured	7.400	08/01/25		1,178,042
4,930,000		Patterson Joint Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election Series 2009B - AGM Insured	0.000	08/01/42		2,306,436
6,000,000	(c)	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Series 2006 - FGIC Insured, (ETM)	0.000	10/01/34		4,243,806

See Notes to Financial Statements	15

Portfolio of Investments April 30, 2025 (continued)

NAD

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		CALIFORNIA (continued)
$2,000,000		Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A	0.000%	08/01/41	$	984,364
5,000,000		Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, 2010 Election Series 2011A - AGM Insured	7.350	08/01/41		5,962,553
5,000,000		Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside County Hospital Project, Series 1997 - NPFG Insured	0.000	06/01/25		4,985,931
4,615,000		Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B	0.000	10/01/38		2,593,618
10,990,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2021B, (AMT)	5.000	07/01/46		11,019,259
10,175,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2019A, (AMT)	5.000	05/01/49		10,176,104
4,945,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, (AMT)	5.000	05/01/41		4,950,226
10,000,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A, (AMT)	5.000	05/01/42		10,031,300
11,000,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E, (AMT)	5.000	05/01/45		11,025,377
12,285,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E, (AMT)	5.000	05/01/50		12,250,275
735,000	(b)	San Francisco City and County, California, Special Tax Bonds, Community Facilities District 2016-1 Treasure Island Improvement Area 2, Series 2023A	5.000	09/01/43		742,839
635,000		San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B	5.250	01/15/44		635,166
5,000,000		San Jose, California, Airport Revenue Bonds, Refunding Series 2017A, (AMT)	5.000	03/01/41		5,007,425
5,000,000		San Jose, California, Airport Revenue Bonds, Refunding Series 2017A, (AMT)	5.000	03/01/47		4,998,163
14,985,000		San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997 Election Series 2012G - AGM Insured	0.000	08/01/40		7,565,020
6,660,000		San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015	0.000	08/01/43		2,569,892
2,460,000		Santee School District, San Diego County, California, General Obligation Bonds, Capital Appreciation, Election 2006, Series 2008D - AGC Insured	0.000	08/01/33		1,824,274
1,145,000		Southern Kern Unified School District, Kern County, California, General Obligation Bonds, Series 2006C - AGM Insured	0.000	11/01/30		946,917
1,175,000		Southern Kern Unified School District, Kern County, California, General Obligation Bonds, Series 2010B - AGM Insured	0.000	11/01/35		787,899
2,410,000		Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A - FGIC Insured	0.000	08/01/26		2,311,990
3,750,000	(f)	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2011B - AGM Insured	0.000	08/01/36		4,188,963
		TOTAL CALIFORNIA				282,857,838

		COLORADO - 14.7% (8.7% of Total Investments)
2,285,000		Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2019	5.000	12/01/51		2,072,239
4,350,000		Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2021	4.375	12/01/52		3,535,956
3,000,000		Anthem West Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2015 - BAM Insured	5.000	12/01/35		3,005,703
2,000,000		Arvada, Colorado, Water Enterprise Revenue Bonds, Series 2022	4.000	12/01/48		1,868,801
1,000,000		Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A	5.000	12/01/39		962,576

16	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		COLORADO (continued)
$4,195,000	(c)	Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley, Colorado, General Obligation Bonds, Series 2016C, (Pre-refunded 12/15/26)	4.000%	12/15/34	$	4,252,539
5,500,000		Brighton, Colorado, Water Activity Enterprise Revenue Bonds, Water System Project, Series 2022	5.000	06/01/47		5,721,103
1,456,000	(b)	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017	5.000	12/01/29		1,442,883
2,165,000		Colorado Bridge and Tunnel Enterprise, Colorado, Senior Infrastructure Revenue Bonds, Series 2024A - AGM Insured	5.500	12/01/54		2,304,722
6,314,000		Colorado Crossing Metropolitan District 2, Colorado Springs, California, General Obligation Bonds, Limited Tax Refunding Series 2020A-1	5.000	12/01/47		5,774,613
1,500,000		Colorado Crossing Metropolitan District 2, Colorado Springs, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2020A-1	5.000	12/01/50		1,338,891
2,945,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc. Second Campus Project, Series 2013	7.350	08/01/43		2,949,489
1,715,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Refunding Series 2016	3.625	08/01/46		1,353,445
1,000,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak-to-Peak Charter School, Refunding Series 2014	5.000	08/15/30		1,000,767
3,915,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County School District 6 - Frontier Academy, Refunding & Improvement Series 2016	3.250	06/01/46		2,863,756
545,000		Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University Corporation for Atmospheric Research Project, Refunding Series 2017	3.625	09/01/31		542,564
1,200,000		Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University of Denver, Series 2017A	4.000	03/01/36		1,191,056
1,600,000		Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University of Denver, Series 2017A	4.000	03/01/37		1,578,136
5,460,000	(a)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A	4.000	11/15/43		5,001,080
17,905,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2021A	4.000	11/15/46		16,182,802
11,090,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2021A	4.000	11/15/50		9,682,118
4,600,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016	5.000	01/01/37		4,602,872
5,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2	5.000	08/01/44		4,962,371
5,395,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2	4.000	08/01/49		4,665,097
10,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2 - BAM Insured	4.000	08/01/49		8,869,803
2,725,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2022A	5.500	11/01/47		2,837,257
2,300,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2022A	5.250	11/01/52		2,359,092
1,390,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A	5.250	05/15/47		1,380,415
5,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Intermountain Healthcare, Series 2022A	5.000	05/15/52		5,110,724
2,445,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Intermountain Healthcare, Series 2024A	5.000	05/15/54		2,494,805
3,785,000	(c)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2020A, (Pre-refunded 9/01/30)	4.000	09/01/50		3,916,366
4,535,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford Health, Series 2019A	5.000	11/01/44		4,505,620

See Notes to Financial Statements	17

Portfolio of Investments April 30, 2025 (continued)

NAD

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		COLORADO (continued)
$3,300,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A	4.000%	01/01/37	$	3,169,720
3,100,000		Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017	5.000	12/31/56		3,019,418
950,000	(c)	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017C, (Pre-refunded 3/01/28) - BAM Insured	5.000	03/01/43		1,001,249
710,000		Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017C - BAM Insured	5.000	03/01/43		717,029
2,360,000		Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017E	4.000	03/01/43		2,150,268
3,420,000		Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2020R	4.000	03/15/45		3,123,824
4,000,000		Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2021S	4.000	03/15/41		3,795,387
7,250,000	(c)	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016, (Pre-refunded 8/01/26)	5.000	08/01/46		7,428,844
9,090,000		Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds, Series 2024	0.000	12/01/31		5,195,181
4,250,000		Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022A, (AMT)	4.125	11/15/53		3,730,304
8,250,000		Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022A, (AMT)	5.500	11/15/53		8,570,549
3,400,000		Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022B	5.250	11/15/53		3,550,941
2,790,000		Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022D, (AMT)	5.750	11/15/45		2,987,672
5,000,000		Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022D, (AMT)	5.000	11/15/53		5,035,012
11,000,000		Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, (AMT)	5.000	12/01/43		11,002,395
11,750,000	(a)	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, (AMT), (UB)	5.000	12/01/48		11,709,692
9,040,000		Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, (AMT)	5.250	12/01/48		9,111,523
4,095,000		Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Current Interest Series 2018A-1	5.000	08/01/48		4,111,480
2,105,000		Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc. Project, Refunding Series 2017, (AMT)	5.000	10/01/32		2,104,904
5,130,000		Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016	5.000	12/01/30		5,136,082
3,900,000		Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016	5.000	12/01/36		3,900,718
3,000,000		Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A	5.625	12/01/48		2,860,649
385,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A	0.000	09/01/35		254,858
150,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A	0.000	09/01/37		88,982
75,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A	0.000	09/01/38		41,991
20,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A	0.000	09/01/39		10,557
110,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A	0.000	09/01/41		51,502
18,380,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B - NPFG Insured	0.000	09/01/25		18,157,321

18	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		COLORADO (continued)
$1,045,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B - NPFG Insured	0.000%	09/01/29	$	895,349
2,175,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B - NPFG Insured	0.000	09/01/30		1,792,043
25,050,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B - NPFG Insured	0.000	09/01/31		19,821,579
23,305,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B - NPFG Insured	0.000	09/01/32		17,652,088
100,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B - NPFG Insured	0.000	09/01/33		72,308
12,500,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A - NPFG Insured	0.000	09/01/38		6,437,996
385,000		E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A - NPFG Insured	0.000	09/01/28		342,578
60,000,000		E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A - NPFG Insured	0.000	03/01/36		38,124,168
2,200,000		Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Wastewater Revenue Bonds, Improvement Series 2020A - AGM Insured	4.000	12/01/49		1,988,383
8,000,000		Ebert Metropolitan District, Denver Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018A-1 - BAM Insured	5.000	12/01/43		8,102,382
965,000		Erie Highlands Metropolitan District 2, Weld County, Colorado, General Obligation Bonds, Limited Tax Series 2018A	5.250	12/01/48		926,185
3,550,000	(b)	Falcon Area Water and Wastewater Authority (El Paso County, Colorado), Tap Fee Revenue Bonds, Series 2022A	6.750	12/01/34		3,424,927
2,000,000		Firestone, Colorado, Water Enterprise Revenue Bones, Series 2020 - BAM Insured	4.000	12/01/45		1,882,685
3,935,000		Flying Horse Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2020A - AGM Insured	4.000	12/01/50		3,517,239
2,545,000		Future Legends Sports Park Business Improvement District, Colorado, Limited Tax General Obligation Bonds Series 2022A and Subordinate Limited Tax General Obligation Bonds Series 2022B	6.000	12/01/52		2,195,116
1,305,000		Goldsmith Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2021 - AGM Insured	4.000	12/01/51		1,170,201
3,130,000	(b)	Hess Ranch Metropolitan District 5, Parker, Colorado, Special Assessment Revenue Bonds, Special Improvement District 2, Series 2024	5.500	12/01/44		2,928,220
1,000,000		Kinston Metropolitan District 5, Loveland, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.125	12/01/50		893,285
1,347,000		Meadowbrook Crossing Metropolitan District, EL Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2020A	5.250	12/01/49		1,248,786
1,500,000		Meridian Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2023 - AGM Insured	4.375	12/01/53		1,442,619
1,860,000	(c)	Metropolitan State University of Denver, Colorado, Institutional Enterprise Revenue Bonds, Aerospace and Engineering Sciences Building Project, Series 2016, (Pre-refunded 12/01/25)	4.000	12/01/40		1,868,717
1,750,000		Midtown at Clear Creek Metropolitan District, Adams County, Colorado, General Obligation Bonds, Refunding Limited Tax Series 2023A - BAM Insured	5.000	12/01/53		1,813,243
9,520,000		Northern Colorado Water Conservancy District Building Corporation, Certificates of Participation, Refunding Series 2021	4.000	07/01/46		8,931,623
3,250,000		Northern Colorado Water Conservancy District Building Corporation, Certificates of Participation, Refunding Series 2021	4.000	07/01/51		2,978,001
1,565,000		Park 70 Metropolitan District, Aurora, Colorado, General Obligation Bonds, Limited Tax Refunding & Improvement Series 2016	5.000	12/01/36		1,570,859
2,100,000		Park 70 Metropolitan District, Aurora, Colorado, General Obligation Bonds, Limited Tax Refunding & Improvement Series 2016	5.000	12/01/46		2,009,564

See Notes to Financial Statements	19

Portfolio of Investments April 30, 2025 (continued)

NAD

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		COLORADO (continued)
$8,000,000		Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2017A	5.000%	12/01/46	$	8,006,540
2,235,000		Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2019A - AGM Insured	4.000	12/01/38		2,134,854
5,300,000	(b)	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2021A	5.000	12/01/51		4,270,014
700,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008	6.500	11/15/38		817,992
750,000		Thompson Crossing Metropolitan District 2, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016B - AGM Insured	5.000	12/01/36		761,347
1,050,000		Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016 - BAM Insured	5.000	12/01/32		1,070,739
1,000,000		Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016 - BAM Insured	4.125	12/01/37		989,633
1,500,000		Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2024A	4.250	12/01/54		1,297,492
500,000		Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1	5.000	12/01/51		367,108
2,000,000	(b)	Tree Farm Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2021	4.750	12/01/50		1,623,403
2,000,000		Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General Obligation Refunding Bonds, Series 2016A - BAM Insured	4.000	12/01/36		1,970,188
6,225,000		West Globeville Metropolitan District 1, Denver, Colorado, General Obligation Limited Tax Bonds, Series 2022	6.750	12/01/52		5,641,416
7,700,000	(b)	West Globeville Metropolitan District 1, Denver, Colorado, General Obligation Limited Tax Bonds, Series 2024A-2	8.000	12/01/54		4,378,978
4,000,000	(b)	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue Bonds, Series 2021A-1	4.125	12/01/51		3,021,217
		TOTAL COLORADO				412,728,778

		CONNECTICUT - 1.4% (0.8% of Total Investments)
2,135,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2021A	4.000	07/01/51		1,868,512
850,000	(b)	Connecticut Health and Educational Facilities Authority, Revenue Bonds, McLean Affiliates, Series 2020A	5.000	01/01/45		734,890
5,355,000	(a)	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2024A, (UB)	4.600	11/15/49		5,254,838
14,775,000		Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2018A	5.000	01/01/34		15,302,345
6,410,000		Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2018A	5.000	01/01/37		6,564,832
6,000,000		Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2018A	5.000	01/01/38		6,121,334
3,730,000		University of Connecticut, General Obligation Bonds, Series 2020A	5.000	02/15/41		3,870,109
		TOTAL CONNECTICUT				39,716,860

		DELAWARE - 0.6% (0.3% of Total Investments)
5,550,000		Delaware Economic Development Authority Retirement Communities, Revenue Bonds, ACTS Retirement-Life Communities Series 2023B	5.250	11/15/53		5,628,975
3,000,000		Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center Project, Series 2018	5.000	06/01/50		2,839,979
800,000		Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical Center Project, Series 2018	5.000	06/01/48		763,641
7,255,000		Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series 2015	5.000	06/01/55		7,255,855
		TOTAL DELAWARE				16,488,450

20	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		DISTRICT OF COLUMBIA - 2.7% (1.6% of Total Investments)
$250,000		District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 1988E-4, (AMT)	6.375%	06/01/26	$	250,501
51,000,000		District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A	0.000	06/15/46		12,725,005
5,000,000		Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B	5.000	10/01/47		5,048,626
3,000,000		Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B	4.000	10/01/49		2,592,126
5,000,000		Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2022A - AGM Insured	4.000	10/01/52		4,384,278
2,000,000		Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B - AGC Insured	0.000	10/01/36		1,227,228
5,000,000	(c)	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, (Pre-refunded 10/01/26) - AGC Insured	6.500	10/01/41		5,232,766
15,800,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A, (AMT)	5.000	10/01/43		15,872,176
5,000,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2019A, (AMT)	5.000	10/01/49		5,002,341
8,000,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2021A, (AMT)	5.000	10/01/46		8,039,722
3,500,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2023A, (AMT)	5.250	10/01/48		3,565,524
7,400,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2023A, (AMT)	5.250	10/01/53		7,518,875
4,000,000		Washington Metropolitan Area Transit Authority, Second Lien Dedicated Revenue Bonds, Sustainability- Climate Transition, Series 2024A	5.250	07/15/59		4,187,800
		TOTAL DISTRICT OF COLUMBIA				75,646,968

		FLORIDA - 11.4% (6.7% of Total Investments)
1,480,000		Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A	5.000	11/15/37		1,465,716
450,000		Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A	5.000	09/01/45		435,696
2,260,000		Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A	5.000	09/01/48		2,171,214
8,280,000		Broward County, Florida, Airport System Revenue Bonds, Series 2019A, (AMT)	5.000	10/01/44		8,305,907
1,090,000	(b)	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A	5.000	10/15/47		1,029,225
3,465,000	(b)	Capital Trust Authority, Florida, Educational Facilities Revenue	5.750	08/15/49		3,256,292
		Bonds, Babcock Neighborhood School Inc Project, Series 2024
3,250,000	(b)	Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A	6.250	06/15/53		3,316,816
4,485,000		Florida Department of Transportation, Florida, Right-of-Way Acquisition and Bridge Construction Series 2018A	4.000	07/01/42		4,393,515
175,000	(b)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2020C	5.000	09/15/40		161,784
2,000,000	(b)	Florida Development Finance Corporation, Florida, Solid Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series 2019, (AMT)	5.000	05/01/29		2,011,132
5,000,000	(a)	Florida Development Finance Corporation, Healthcare Facilities Revenue Bonds, Tampa General Hospital Project, Series 2024A, (UB)	5.250	08/01/49		5,078,254

See Notes to Financial Statements	21

Portfolio of Investments April 30, 2025 (continued)

NAD

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		FLORIDA (continued)
$3,900,000	(b)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put 7/15/28)	12.000%	07/15/32	$	4,048,517
4,200,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.000	07/01/41		4,077,133
13,800,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)	5.000	07/01/44		13,799,671
10,100,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)	5.250	07/01/47		10,181,858
11,665,000	(a)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)	5.250	07/01/47		11,759,543
7,710,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)	5.250	07/01/53		7,747,126
5,100,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.500	07/01/53		5,103,316
12,535,000	(b)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Series 2025A, (AMT), (Mandatory Put 8/13/25)	8.250	07/01/57		12,922,835
31,985,000		Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Priority Subordinated Series 2017A, (AMT)	5.000	10/01/42		32,146,905
5,000,000		Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2018E, (AMT)	5.000	10/01/43		5,022,841
10,305,000		Hillsborough County Aviation Authority, Florida, Tampa International Airport Customer Facility Charge Revenue Bonds, Series 2015A	5.000	10/01/44		10,305,476
10,000,000		Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A	4.000	08/01/55		8,633,678
825,000	(b)	Lake County, Florida, Educational Facilities Revenue Bonds, Imagine South Lake Charter School Project, Series 2019A	5.000	01/15/54		725,453
1,500,000		Lauderhill, Florida, Water and Sewer Revenue Bonds, Series 2023 - AGM Insured	5.000	10/01/53		1,542,770
9,820,000		Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A - AGM Insured	5.000	02/01/44		9,865,878
2,000,000		Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017	5.125	07/01/46		1,780,644
10,000,000		Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, New Administrative Building Series 2023A	5.250	03/01/53		10,305,080
10,050,000	(a)	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A, (UB)	5.000	04/01/53		10,050,248
1,500,000		Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Nicklaus Children’s Hospital, Refunding Series 2017	5.000	08/01/42		1,504,987
5,000,000		Miami-Dade County School District, Florida, General Obligation Bonds, School Series 2022A - BAM Insured	5.000	03/15/52		5,149,902
3,000,000		Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A - BAM Insured, (AMT)	5.000	10/01/38		3,001,787
24,135,000		Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2017B, (AMT)	5.000	10/01/40		24,248,203
7,400,000	(a)	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2019A, (AMT), (UB)	5.000	10/01/49		7,371,789
7,000,000		Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series 2021A-2 - AGM Insured	4.000	10/01/49		6,341,585

22	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		FLORIDA (continued)
$1,005,000	(a)	Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series 2022A, (AMT), (UB)	5.250%	10/01/52	$	1,015,560
1,210,000	(b)	Miami-Dade County, Florida, Special Assessment Revenue Bonds, Ojus Sanitary Sewer Special Benefit Area, Series 2021	5.100	07/01/51		1,186,249
5,000,000		Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2022	5.000	07/01/51		5,094,185
6,035,000		Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2019B	4.000	10/01/49		5,134,553
3,500,000		Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2021	4.000	10/01/46		3,211,230
8,000,000		Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health Inc. Series 2025A	4.500	10/01/56		7,603,431
5,000,000		Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health Obligated Group, Inc. Series 2025A	5.250	10/01/56		5,125,205
7,000,000		Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health Obligated Group, Inc., Series 2022	4.000	10/01/52		6,029,079
2,360,000		Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1	5.000	10/01/49		2,388,133
3,260,000		Palm Beach County Health Facilities Authority, Florida, Retirement Communities Revenue Bonds, ACTS Retirement - Life Communities, Inc Obligated Group, Series 2016	5.000	11/15/32		3,303,961
1,530,000		Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004	5.750	05/01/35		1,536,688
4,635,000		Port Saint Lucie, Florida, Public Service Tax Revenue Bonds, Recovery Zone Facility Bond Series 2014B	5.000	09/01/43		4,640,894
2,500,000		Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding Series 2018A	5.000	03/15/42		2,513,044
2,000,000		South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Refunding Series 2017	5.000	08/15/42		2,013,179
9,770,000		South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Refunding Series 2017	5.000	08/15/47		9,786,246
600,000	(b)	Southeast Overtown/Park West Community Redevelopement Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1	5.000	03/01/30		600,651
1,500,000		Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A	5.250	07/01/44		1,500,215
2,000,000		Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial HealthCare Inc. Project, Refunding Series 2015A	5.000	12/01/40		1,999,996
7,545,000		Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer Center Project, Series 2020B	5.000	07/01/50		7,556,587
1,000,000		Twisted Oaks Pointe Community Development District, Florida, Special Assessment Revenue Bonds Assessment Area Three Project Series 2024	6.000	05/01/55		992,135
1,500,000		Two Lakes Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2024	5.000	05/01/55		1,477,718
6,510,000		Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc. Project, Series 2015	5.000	06/01/45		6,142,796
		TOTAL FLORIDA				320,114,511

		GEORGIA - 3.1% (1.8% of Total Investments)
1,890,000		Atlanta Development Authority, Georgia, Economic Development Certificates, Gulch Enterprise Zone Project, Convertible Capital Appreciation Series 2024A-1 Class A	6.500	12/15/48		1,628,643
1,775,000		Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1	5.250	07/01/40		1,776,312
3,400,000	(b)	Atlanta Development Authority, Georgia, Revenue Bonds, Westside Gulch Area Project, Senior Series 2024A-2	5.500	04/01/39		3,413,193
14,000,000		Atlanta, Georgia, Airport General Revenue Bonds, Series 2022B, (AMT)	5.000	07/01/52		14,051,380

See Notes to Financial Statements	23

Portfolio of Investments April 30, 2025 (continued)

NAD

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		GEORGIA (continued)
$2,600,000		Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System, Series 2017A	5.000%	04/01/47	$	2,572,744
2,500,000		Columbia County Hospital Authority, Georgia, Revenue Anticipation Certificates, WellStar Health System, Inc. Project, Series 2023B	5.125	04/01/53		2,525,409
3,575,000		Crisp County Hospital Authority, Georgia, Revenue Anticipation Certificates, Crisp County Hospital Project, Series 2021	4.000	07/01/51		3,192,116
390,000		Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc., Series 1996 - NPFG Insured	5.500	08/15/26		394,256
2,000,000		Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc. Project, Series 2019A	4.000	07/01/49		1,772,270
3,500,000		Georgia Ports Authority, Revenue Bonds, Series 2021	4.000	07/01/51		3,174,139
3,285,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2019A	5.000	05/15/43		3,319,364
23,200,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2019A	5.000	05/15/49		23,484,446
10,000,000	(b)	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2022C, (Mandatory Put 11/01/27)	4.000	08/01/52		9,920,863
10,260,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A	5.000	07/01/60		10,196,718
2,500,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2019A	5.000	01/01/49		2,480,298
3,465,000		Paulding County Hospital Authority, Georgia, Revenue Anticipation Certificates, WellStar Health System Inc., Series 2022A	5.000	04/01/42		3,571,937
		TOTAL GEORGIA				87,474,088

		GUAM - 0.5% (0.3% of Total Investments)
2,000,000		Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D	5.000	11/15/34		2,004,254
1,710,000		Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A	5.250	06/01/32		1,653,504
2,915,000		Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A	5.625	06/01/47		2,706,427
245,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016	5.000	07/01/27		247,852
1,240,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016	5.000	01/01/46		1,228,754
2,000,000		Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A	5.000	12/01/33		2,011,621
2,260,000		Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A	5.000	12/01/34		2,289,221
1,175,000		Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A	5.000	12/01/46		1,178,705
355,000		Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B, (AMT)	5.000	07/01/33		360,806
		TOTAL GUAM				13,681,144

		HAWAII - 1.0% (0.6% of Total Investments)
6,000,000		Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Refunding Series 2017B, (AMT)	4.000	03/01/37		5,519,060
7,500,000		Hawaii State, Airport System Revenue Bonds, Series 2015A, (AMT)	5.000	07/01/45		7,517,116
6,000,000		Hawaii State, Airport System Revenue Bonds, Series 2022, (AMT)	5.000	07/01/38		6,209,192
5,000,000		Hawaii State, General Obligation Bonds, Series 2017FK	4.000	05/01/35		5,010,436
3,720,000		Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Green Senior Series 2023	5.000	07/01/48		3,869,328
		TOTAL HAWAII				28,125,132

24	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		IDAHO - 1.3% (0.8% of Total Investments)
$9,495,000		Boise City Water Renewal System, Idaho, Revenue Bonds, Refunding Series 2022	5.000%	09/01/47	$	9,794,277
11,205,000		Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity Helath Group, Series 2017ID	5.000	12/01/46		11,225,590
1,700,000		Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016	5.000	09/01/29		1,705,128
5,585,000		Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series 2021A	4.000	03/01/46		5,013,204
1,335,000		Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series 2025A	4.375	03/01/53		1,221,965
4,040,000	(b)	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Doral Academy of Idaho, Series 2021A	5.000	07/15/56		3,087,232
1,155,000		Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mitigation Series 2012A	4.750	09/01/26		1,155,260
310,000		Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mitigation Series 2012A	5.000	09/01/32		310,202
2,680,000	(b)	Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special Assessment Bonds, Series 2021	3.750	09/01/51		2,394,421
		TOTAL IDAHO				35,907,279

		ILLINOIS - 13.2% (7.8% of Total Investments)
6,000,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016	6.000	04/01/46		6,115,328
2,170,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A	5.000	12/01/42		2,018,623
1,000,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018D	5.000	12/01/46		930,292
1,500,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018D	5.000	12/01/46		1,395,438
9,250,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A	7.000	12/01/44		9,323,936
2,400,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B	6.500	12/01/46		2,431,853
11,295,000	(b)	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A	7.000	12/01/46		11,667,482
7,140,000		Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 - FGIC Insured	0.000	12/01/25		6,969,005
4,325,000		Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 - FGIC Insured	0.000	12/01/29		3,558,939
4,235,000		Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 - FGIC Insured	0.000	12/01/31		3,178,872
6,050,000		Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A - NPFG Insured	5.500	12/01/26		6,122,347
10,285,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Refunding Senior Lien Series 2018A	5.000	01/01/48		10,250,181
2,000,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2016F - BAM Insured	4.250	01/01/47		1,836,979
4,000,000	(a)	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2022A, (UB)	4.625	01/01/53		3,818,060
5,000,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2022A - AGM Insured	5.500	01/01/53		5,134,699
8,010,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2022A	5.500	01/01/55		8,267,451
5,000,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2024B, (UB)	5.500	01/01/59		5,264,551
4,115,000		Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999 - FGIC Insured	0.000	01/01/33		2,976,463
29,600,000		Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999 - FGIC Insured	0.000	01/01/38		16,268,483
4,000,000		Chicago, Illinois, General Obligation Bonds, Series 2019A	5.000	01/01/40		3,945,562

See Notes to Financial Statements	25

Portfolio of Investments April 30, 2025 (continued)

NAD

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		ILLINOIS (continued)
$12,870,000	(a)	Chicago, Illinois, General Obligation Bonds, Series 2019A	5.500%	01/01/49	$	12,894,470
11,575,000	(a)	Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB)	5.500	01/01/49		11,597,007
6,200,000		Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2001A - NPFG Insured	5.500	01/01/30		6,449,675
4,500,000		Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2017	5.000	12/01/47		4,480,344
7,500,000		Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2017, (UB)	5.000	12/01/47		7,467,240
3,000,000		Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A	5.000	11/15/31		3,058,696
500,000		Cook County, Illinois, General Obligation Bonds, Refunding Series 2018	5.000	11/15/34		509,182
4,550,000		Cook County, Illinois, General Obligation Bonds, Refunding Series 2018	5.000	11/15/35		4,628,781
5,000,000		Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History, Series 2002.RMKT	4.450	11/01/36		5,038,041
815,000		Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History, Series 2002.RMKT	4.500	11/01/36		805,164
2,785,000		Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History, Series 2002.RMKT	5.500	11/01/36		2,790,157
410,000	(b)	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A	6.000	12/01/45		410,797
1,930,000		Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2015, (UB)	5.000	05/01/45		1,930,000
12,025,000	(a),(c)	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2015, (Pre-refunded 5/01/25), (UB)	5.000	05/01/45		12,025,000
2,500,000		Illinois Finance Authority, Revenue Bonds, Ascension Health/ fkaPresence Health Network, Series 2016C	5.000	02/15/33		2,547,127
10,000,000		Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016	5.000	12/01/46		9,656,274
10,745,000		Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A	5.000	11/15/45		10,595,934
560,000		Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C	5.000	08/15/35		560,850
6,245,000		Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C	5.000	08/15/44		6,074,427
10,000,000	(a)	Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine, Series 2022A, (UB)	5.000	08/15/47		10,121,784
2,670,000	(c)	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A, (Pre-refunded 10/01/25)	5.000	10/01/46		2,687,128
15,030,000		Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2023A	5.250	05/15/54		15,469,399
1,830,000		Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014 - AGM Insured	5.250	06/15/32		1,832,938
450,000		Illinois State, General Obligation Bonds, December Series 2017A	5.000	12/01/39		455,726
3,500,000		Illinois State, General Obligation Bonds, January Series 2016	5.000	01/01/29		3,528,724
8,250,000		Illinois State, General Obligation Bonds, January Series 2016	5.000	01/01/32		8,304,197
4,200,000		Illinois State, General Obligation Bonds, June Series 2016	5.000	06/01/27		4,262,475
2,000,000		Illinois State, General Obligation Bonds, June Series 2022A	5.500	03/01/42		2,103,257
785,000		Illinois State, General Obligation Bonds, June Series 2022A	5.500	03/01/47		808,771
16,485,000		Illinois State, General Obligation Bonds, March Series 2021A	5.000	03/01/46		16,532,292
1,635,000		Illinois State, General Obligation Bonds, May Series 2020	5.500	05/01/30		1,717,513
5,305,000		Illinois State, General Obligation Bonds, May Series 2020	5.500	05/01/39		5,565,927
3,000,000		Illinois State, General Obligation Bonds, May Series 2020	5.750	05/01/45		3,131,890
4,585,000		Illinois State, General Obligation Bonds, May Series 2023B	5.250	05/01/43		4,716,148
4,525,000		Illinois State, General Obligation Bonds, May Series 2023B	5.500	05/01/47		4,663,493
1,500,000		Illinois State, General Obligation Bonds, November Series 2016	5.000	11/01/37		1,509,869
3,510,000		Illinois State, General Obligation Bonds, October Series 2016	5.000	02/01/27		3,600,331
8,865,000		Illinois State, General Obligation Bonds, October Series 2022C	5.500	10/01/41		9,407,536
4,685,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A	5.000	01/01/40		4,648,289
7,770,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2021A	4.000	01/01/42		7,432,143

26	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		ILLINOIS (continued)
$10,000,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2021A	5.000%	01/01/46	$	10,297,696
5,000,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Series 2023A	5.250	01/01/45		5,284,973
1,890,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B	5.000	06/15/52		1,841,307
7,500,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A, (UB)	5.000	06/15/50		7,446,553
1,000,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A	5.500	06/15/53		1,001,946
4,780,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A	5.000	06/15/57		4,655,099
5,000,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	12/15/34		3,267,958
1,100,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	12/15/35		681,376
3,805,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	06/15/41		1,681,368
835,000	(c)	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, (ETM)	7.000	07/01/26		855,369
1,350,000		Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Refunding Series 2020B - BAM Insured	4.000	04/01/41		1,231,533
2,495,000		Sangamon County School District 186 Springfield, Illinois, General Obligation Bonds, Alternate Revenue Source Series 2023 - AGM Insured	5.500	06/01/58		2,623,187
2,500,000		Sangamon County Water Reclamation District, Illinois, General Obligation Bonds Alternate Revenue Source, Project & Refunding Series 2019A - BAM Insured	4.000	01/01/44		2,318,296
		TOTAL ILLINOIS				370,680,201

		INDIANA - 1.8% (1.1% of Total Investments)
1,480,000	(b)	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A	5.875	06/01/55		1,324,996
625,000		Indiana Finance Authority, Educational Facilities Revenue Bonds, Seven Oaks Classical School Project, Series 2021A	5.000	06/01/51		529,513
2,000,000		Indiana Finance Authority, Health System Revenue Bonds, Franciscan Alliance, Inc Obligated Group, Series 2016A	5.000	11/01/51		1,936,701
3,950,000		Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Fixed Rate Series 2023A	5.000	10/01/46		4,085,106
2,000,000		Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Fixed Rate Series 2023A	5.000	10/01/53		2,040,224
10,000,000	(a)	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Fixed Rate Series 2023A, (UB)	5.000	10/01/53		10,201,118
7,480,000		Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015A	5.000	12/01/40		7,483,492
2,500,000		Indiana Finance Authority, Indiana, Health Facilities Project Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2017A	5.000	08/15/51		2,454,388
4,500,000		Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2012A	4.000	10/01/42		4,068,764
2,605,000	(a)	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2024A-1, (UB)	4.650	07/01/49		2,571,628
8,150,000	(a)	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2024A-1, (UB)	4.750	07/01/54		8,087,592
1,000,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Senior Series 2023E	6.000	03/01/53		1,045,238
3,460,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Subordinate Series 2023F-1 - BAM Insured	5.000	03/01/53		3,536,820

See Notes to Financial Statements	27

Portfolio of Investments April 30, 2025 (continued)

NAD

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		INDIANA (continued)
$1,660,000		Northern Indiana Commuter Transportation District, Indiana, Limited Obligation Revenue Bonds, Series 2024	5.000%	01/01/54	$	1,694,541
		TOTAL INDIANA				51,060,121

		IOWA - 0.8% (0.5% of Total Investments)
2,550,000		Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise Retirement Community Project, Refunding Series 2021	5.000	09/01/41		2,108,848
2,000,000		Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise Retirement Community Project, Refunding Series 2021	5.000	09/01/51		1,472,410
2,505,000		Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012	4.750	08/01/42		2,390,173
9,535,000	(c)	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, (Pre-refunded 12/01/32)	5.000	12/01/50		10,645,941
6,235,000		Iowa State, Hospital Revenue Bonds, University of Iowa Hospitals and Clinics, SUI Series 2022A	4.000	09/01/36		6,175,089
		TOTAL IOWA				22,792,461

		KANSAS - 0.6% (0.4% of Total Investments)
6,770,000		Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2018A	5.000	07/01/43		6,790,486
7,600,000		Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2018A	5.000	07/01/48		7,604,223
3,625,000		Wyandotte County Unified School District 203, Piper, Kansas, General Obligation Bonds, Improvement and Refunding Series 2022A - AGM Insured	5.250	09/01/52		3,750,078
		TOTAL KANSAS				18,144,787

		KENTUCKY - 0.9% (0.5% of Total Investments)
6,000,000		Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A	5.000	06/01/45		5,883,696
4,790,000		Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation First Tier Series 2013C	6.750	07/01/43		5,402,289
3,655,000		Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation First Tier Series 2013C	6.875	07/01/46		4,134,837
3,000,000		Louisville and Jefferson County Metropolitan Government, Kentucky, Hospital Revenue Bonds, UofL Health Project, Series 2022A	5.000	05/15/52		2,872,278
7,100,000	(a)	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2024A-1, (Mandatory Put 7/01/30), (UB)	5.000	05/01/55		7,376,672
		TOTAL KENTUCKY				25,669,772

		LOUISIANA - 2.8% (1.6% of Total Investments)
3,820,000		Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013	6.000	07/01/36		3,820,749
3,130,000		Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2017B - AGM Insured	5.000	12/01/42		3,159,626
4,000,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Womans Hospital Foundation Project, Refunding Series 2017A	5.000	10/01/44		3,970,983
10,000,000		Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A	4.000	05/15/49		8,829,083
6,530,000	(b)	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, (AMT)	6.500	07/01/36		6,531,143
1,265,000	(c)	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2016A, (Pre-refunded 11/01/25)	5.000	11/01/45		1,275,416
3,160,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola University of New Orleans Project, Refunding Series 2023A	5.250	10/01/48		3,175,155
5,340,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola University of New Orleans Project, Refunding Series 2023A	5.250	10/01/53		5,310,477

28	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		LOUISIANA (continued)
$7,000,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017	5.000%	05/15/46	$	6,946,241
1,830,000		Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016	4.000	05/15/35		1,824,698
2,000,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.500	09/01/59		2,045,671
13,420,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.750	09/01/64		13,931,914
10,810,000		Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series 2023A	5.000	07/01/48		11,013,597
1,000,000	(b)	Plaquemines Port, Louisiana, Harbor and Terminal District Facilities Revenue Bonds NOLA Terminal LLC Project Dock and Wharf Series 2024A	9.000	12/01/44		854,663
5,655,000		Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2015	5.000	12/01/40		5,603,532
		TOTAL LOUISIANA				78,292,948

		MAINE - 0.7% (0.4% of Total Investments)
3,820,000		Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A	4.000	07/01/41		3,071,166
4,000,000		Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A	5.000	07/01/41		3,714,278
5,480,000		Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A	4.000	07/01/46		4,238,871
5,595,000		Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A	5.000	07/01/46		5,079,457
2,935,000		Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth Issue, Series 2018A	5.000	07/01/48		2,936,631
		TOTAL MAINE				19,040,403

		MARYLAND - 6.8% (4.0% of Total Investments)
1,765,000		Anne Arundel County, Maryland, FNMA Multifamily Housing Revenue Bonds, Glenview Gardens Apartments Project, Series 2009, (Mandatory Put 1/01/27)	5.000	01/01/28		1,767,001
1,180,000		Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages of Dorchester & Farmington Village Projects, Series 2013	5.000	07/01/32		1,180,642
1,000,000		Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016	3.625	01/01/37		928,387
2,220,000		Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016	5.000	01/01/37		2,229,008
9,215,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/42		8,852,730
4,000,000		Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Subordinate Series 2017A	5.000	07/01/46		4,010,621
1,430,000	(c)	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1998A - FGIC Insured, (ETM)	5.000	07/01/28		1,465,684
2,500,000		Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2014A	5.000	07/01/44		2,500,400
6,000,000		Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2017A	5.000	07/01/41		6,018,566
1,450,000		Baltimore, Maryland, Special Obligation Bonds, Center/West Development Project, Series 2017A	5.500	06/01/43		1,345,265
525,000		Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax Increment Financing, Series 2015	5.000	06/15/30		525,277
425,000		Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax Increment Financing, Series 2015	5.000	06/15/33		425,180
1,270,000		Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A	4.500	09/01/33		1,243,818

See Notes to Financial Statements	29

Portfolio of Investments April 30, 2025 (continued)

NAD

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		MARYLAND (continued)
$240,000		Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A	5.000%	09/01/38	$	238,339
1,895,000		Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016	5.000	06/01/36		1,883,048
250,000		Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016	5.125	06/01/43		240,780
2,000,000	(b)	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2019A	3.625	06/01/46		1,612,416
350,000	(b)	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2019B	3.875	06/01/46		287,466
450,000		Brunswick, Frederick County, Maryland, Special Obligation Bonds, Brunswick Crossing Special Taxing District, Refunding Series 2019	4.000	07/01/29		438,370
738,000		Brunswick, Frederick County, Maryland, Special Obligation Bonds, Brunswick Crossing Special Taxing District, Refunding Series 2019	5.000	07/01/36		738,366
3,000,000	(b)	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s University Inc., Series 2017A	5.000	09/01/37		2,889,446
1,750,000	(b)	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s University Inc., Series 2017A	5.000	09/01/45		1,610,738
286,000		Frederick County, Maryland, Special Obligation Bonds, Lake Linganore Village Community Development Series 2001A - RAAI Insured	5.700	07/01/29		286,481
1,240,000		Frederick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Refunding Series 2020A	4.000	07/01/35		1,204,940
370,000		Frederick County, Maryland, Tax Increment and Special Tax B Limited Obligation Bonds, Oakdale-Lake Linganore Project, Series 2019	3.750	07/01/39		322,226
105,000	(b)	Frederick County, Maryland, Tax Increment and Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020B	4.625	07/01/43		96,522
2,000,000		Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Obligated Group Project, Refunding Series 2018A	5.000	01/01/33		2,020,414
1,000,000		Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Obligated Group Project, Refunding Series 2018A	5.000	01/01/36		1,005,357
1,500,000		Howard County Housing Commission, Maryland, Revenue Bonds, Columbia Commons Apartments, Series 2014A	4.000	06/01/34		1,446,213
1,550,000		Howard County Housing Commission, Maryland, Revenue Bonds, Columbia Commons Apartments, Series 2014A	5.000	06/01/44		1,549,926
1,995,000		Howard County Housing Commission, Maryland, Revenue Bonds, The Verona at Oakland Mills Project, Series 2013	4.625	10/01/28		1,996,660
2,995,000		Howard County Housing Commission, Maryland, Revenue Bonds, The Verona at Oakland Mills Project, Series 2013	5.000	10/01/28		2,998,258
1,000,000		Howard County Housing Commission, Maryland, Revenue Bonds, Woodfield Oxford Square Apartments, Series 2017	5.000	12/01/42		1,004,248
1,290,000		Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Refunding Series 2016	5.000	04/01/46		1,122,971
1,710,000		Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Refunding Series 2017	5.000	04/01/36		1,639,436
1,500,000	(b)	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A	4.125	02/15/34		1,417,712
1,550,000	(b)	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A	4.375	02/15/39		1,438,243
850,000	(b)	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A	4.500	02/15/47		750,121
2,125,000		Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2016	5.000	07/01/31		2,089,183
1,640,000		Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2016	5.000	07/01/34		1,560,970
1,220,000		Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2000A	2.800	07/01/45		878,674

30	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		MARYLAND (continued)
$1,195,000		Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2014D	3.900%	07/01/40	$	1,096,067
680,000		Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2017C	3.550	07/01/42		600,898
700,000		Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2020E	2.350	07/01/45		454,379
1,445,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019C	3.000	03/01/42		1,180,761
2,000,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2020D	2.100	09/01/40		1,398,157
2,570,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021A	2.000	09/01/43		1,589,985
2,000,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Taxable Series 2019D	3.350	07/01/49		1,556,992
1,000,000		Maryland Community Development Administration, Department of Housing and Community Development, Multifamily Development Revenue Bonds, Marlborough Apartments, Series 2014I	3.450	12/15/31		985,261
1,000,000		Maryland Economic Development Corporation Economic Development Revenue Bonds, Transportation Facilities Project, Refunding Series 2017A	5.000	06/01/31		1,030,568
1,125,000		Maryland Economic Development Corporation Economic Development Revenue Bonds, Transportation Facilities Project, Refunding Series 2017A	5.000	06/01/32		1,157,440
3,360,000		Maryland Economic Development Corporation Economic Development Revenue Bonds, Transportation Facilities Project, Refunding Series 2017A	5.000	06/01/35		3,433,111
1,600,000		Maryland Economic Development Corporation, Air Cargo Obligated Group Revenue Bonds, AFCO Airport Real Estate Group, Series 2019, (AMT)	4.000	07/01/39		1,472,243
1,250,000		Maryland Economic Development Corporation, Parking Facilities Revenue Bonds Baltimore City Project, Subordinate Parking Facilities Revenue Bonds, Series 2018C	4.000	06/01/48		972,766
1,080,000		Maryland Economic Development Corporation, Parking Facilities Revenue Bonds Baltimore City Project, Subordinate Parking Facilities Revenue Bonds, Series 2018C	4.000	06/01/58		788,226
3,725,000		Maryland Economic Development Corporation, Parking Facilities Revenue Bonds, Baltimore City Project, Senior Parking Facilities Revenue Bonds, Series 2018A	5.000	06/01/58		3,690,788
1,600,000	(b)	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, Core Natural Resources Inc. Project, Refunding Series 2025, (Mandatory Put 3/27/35)	5.000	07/01/48		1,562,279
2,000,000	(d)	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A	5.000	12/01/31		1,340,000
1,100,000		Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017	5.000	07/01/36		1,105,948
470,000		Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017	5.000	07/01/37		470,034
585,000		Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017	4.375	07/01/36		547,157
265,000		Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University Project, Refunding Series 2013	5.000	06/01/27		265,073

See Notes to Financial Statements	31

Portfolio of Investments April 30, 2025 (continued)

NAD

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		MARYLAND (continued)
$500,000		Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University Project, Refunding Series 2013	5.000%	06/01/34	$	499,981
1,510,000		Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University Village, Series 2012	5.000	07/01/33		1,471,691
495,000	(c)	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland - Baltimore Project, Refunding Senior Lien Series 2015, (Pre-refunded 7/01/25)	5.000	07/01/39		496,213
1,110,000		Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, Baltimore County Project, Refunding Series 2016 - AGM Insured	3.600	07/01/35		1,032,622
990,000		Maryland Health and Higher Educational Facilities Authority, Maryland, Revenue Bonds, Meritus Medical Center, Series 2015	4.000	07/01/32		979,602
2,470,000		Maryland Health and Higher Educational Facilities Authority, Maryland, Revenue Bonds, Meritus Medical Center, Series 2015	4.250	07/01/35		2,404,239
1,740,000		Maryland Health and Higher Educational Facilities Authority, Maryland, Revenue Bonds, Meritus Medical Center, Series 2015	5.000	07/01/45		1,714,604
1,000,000		Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds, Johns Hopkins Hospital, Series 2001 - AMBAC Insured	5.000	07/01/27		1,007,668
1,000,000		Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds, Johns Hopkins Hospital, Series 2001 - AMBAC Insured	5.000	07/01/34		1,007,749
145,000		Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds, Johns Hopkins Medical Institutions, Series 1996 - AMBAC Insured	5.500	07/01/26		146,114
250,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B	5.000	07/01/34		252,998
4,820,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B	5.000	07/01/38		4,847,575
90,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A	5.000	07/01/36		90,784
1,450,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A	5.000	07/01/38		1,459,084
600,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A	4.000	07/01/42		542,491
1,400,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2016A	5.500	01/01/36		1,420,475
4,020,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2016A	5.500	01/01/46		4,035,007
2,125,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown Community Issue, Series 2016A	5.000	01/01/36		2,148,525
4,090,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown Community Issue, Series 2016A	5.000	01/01/45		4,103,705
1,000,000		Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Frederick Health System Issue; Series 2020	3.250	07/01/39		789,066
1,200,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2017A	5.000	07/01/44		1,130,837
265,000	(b)	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A	5.125	07/01/37		257,055
500,000	(b)	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A	5.250	07/01/47		472,078
1,340,000	(c)	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series 1997 - AMBAC Insured, (ETM)	5.000	07/01/27		1,362,073
2,500,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Health System Issue, Series 2015A	4.000	05/15/40		2,379,208
500,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2013B	5.000	07/01/38		500,111
4,375,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2013B	4.250	07/01/41		4,085,105
1,000,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2017	5.000	07/01/33		1,024,046

32	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		MARYLAND (continued)
$1,000,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2017	5.000%	07/01/44	$	1,000,193
1,500,000	(c)	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015, (Pre-refunded 7/01/25)	4.000	07/01/35		1,501,219
1,125,000	(c)	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015, (Pre-refunded 7/01/25)	5.000	07/01/40		1,127,757
2,975,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015	4.125	07/01/47		2,755,279
175,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2016	5.000	06/01/36		175,644
525,000	(c)	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2017, (Pre-refunded 6/01/26)	5.000	06/01/35		535,704
1,000,000	(c)	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2017, (Pre-refunded 6/01/26)	5.000	06/01/42		1,020,388
2,500,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015	5.000	08/15/38		2,500,883
4,260,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2017MD	5.000	12/01/46		4,284,577
1,000,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2015	5.000	07/01/35		1,001,616
5,500,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2017B	5.000	07/01/39		5,571,293
1,000,000	(c)	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2016, (Pre-refunded 5/01/26)	5.000	05/01/35		1,019,868
6,250,000		Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2018A	5.000	05/01/42		6,392,406
7,000,000		Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series 2020	4.000	07/01/50		6,406,610
1,500,000		Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development Bonds, Series 2014A	3.875	07/01/39		1,376,250
6,000,000		Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015	4.000	12/01/44		5,574,583
320,000	(b)	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016	5.000	07/01/46		306,519
1,050,000		Prince George’s County, Maryland, Revenue Bonds, Collington Episcopal Life Care Community Inc., Series 2017	5.250	04/01/37		1,024,674
1,300,000	(b)	Prince George’s County, Maryland, Special Obligation Bonds, Westphalia Town Center Project, Series 2018	5.125	07/01/39		1,283,133
2,200,000	(b)	Prince George’s County, Maryland, Special Obligation Bonds, Westphalia Town Center Project, Series 2018	5.250	07/01/48		2,182,803
1,854,000		Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series 2005	5.250	07/01/35		1,856,096
795,000		Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Refunding Series 2017A-2	5.000	11/01/31		798,605
1,070,000		Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Series 2017A-1	5.000	11/01/28		1,077,018
1,000,000		Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Series 2017A-1	5.000	11/01/37		979,048
500,000		Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B	5.000	11/01/42		467,168
1,000,000		Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B	5.000	11/01/47		904,414

See Notes to Financial Statements	33

Portfolio of Investments April 30, 2025 (continued)

NAD

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		MARYLAND (continued)
$1,000,000	(c)	Washington County County Commissioners, Maryland, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019B, (ETM)	5.000%	01/01/29	$	1,062,690
500,000	(c)	Washington County County Commissioners, Maryland, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019B, (Pre-refunded 1/01/29)	5.000	01/01/32		531,345
		TOTAL MARYLAND				190,336,725

		MASSACHUSETTS - 1.2% (0.7% of Total Investments)
5,000,000		Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Series 2021A-1	4.000	07/01/51		4,598,641
539,969	(b),(d)	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A	6.750	10/15/37		5
677,039	(d)	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2010	7.625	10/15/37		7
4,000,000		Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2023G	5.250	07/01/52		4,000,371
3,200,000		Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015	4.500	01/01/45		2,920,189
8,500,000		Massachusetts Development Finance Agency, Revenue Bonds, The Lowell General Hospital, Series 2013G	5.000	07/01/44		7,914,762
1,500,000		Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care, Series 2016I	4.000	07/01/41		1,350,308
1,145,000		Massachusetts Development Finance Agency, Revenue Bonds, Western New England University, Series 2015	5.000	09/01/40		1,128,015
1,280,000		Massachusetts Development Finance Agency, Revenue Bonds, Western New England University, Series 2015	5.000	09/01/45		1,213,286
2,000,000		Massachusetts Housing Finance Agency, Housing Bonds, Series 2013B	4.500	06/01/56		1,910,631
1,600,000	(a)	Massachusetts Housing Finance Agency, Multifamily Housing Bonds, Green Sustainability Series 2024A1, (UB)	4.900	12/01/59		1,587,488
4,485,000	(a)	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2024-234, (UB)	4.700	12/01/49		4,446,894
2,000,000		Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2024A	5.000	01/01/54		2,065,638
		TOTAL MASSACHUSETTS				33,136,235

		MICHIGAN - 4.0% (2.3% of Total Investments)
40,000	(c)	Eastern Michigan University, General Revenue Bonds, Series 2018A, (Pre-refunded 3/01/28)	4.000	03/01/44		41,025
960,000		Eastern Michigan University, General Revenue Bonds, Series 2018A - AGM Insured	4.000	03/01/44		877,758
4,180,000		Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan, General Obligation Bonds, School Building & Site Refunding Series 2023	5.000	05/01/53		4,255,149
2,000,000		Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2019A	5.000	07/01/48		2,017,183
10,000,000		Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne, Second Lien Refunding Series 2020	4.000	11/01/55		8,755,751
10,125,000		Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne, Second Lien Refunding Series 2020	4.000	11/01/55		8,881,212
6,395,000	(a)	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health Credit Group, Series 2016A, (UB)	5.000	11/01/44		6,388,998
13,460,000	(a)	Michigan Finance Authority, Hospital Revenue Bonds, Bronson Healthcare Group, Inc., Refunding Series 2019A, (UB)	5.000	05/15/54		13,243,062
5,000,000		Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Series 2019A	4.000	02/15/47		4,497,031
3,000,000		Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Fixed Rate Series 2022A-MI	4.000	12/01/47		2,752,845
4,500,000		Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2019A-MI	4.000	12/01/49		3,884,038

34	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		MICHIGAN (continued)
$4,435,000		Michigan Finance Authority, Tobacco Settlement Asset-Backed Bonds, 2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2	5.000%	06/01/40	$	4,508,206
4,385,000	(c)	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding & Project Series 2010F-6, (Pre-refunded 11/15/26)	4.000	11/15/47		4,429,083
615,000		Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding & Project Series 2010F-6	4.000	11/15/47		528,742
2,500,000		Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2024A	4.700	10/01/54		2,458,007
2,450,000	(a)	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2024A, (UB)	4.650	12/01/49		2,418,538
10,000,000		Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I	5.000	04/15/34		10,050,543
8,000,000		Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program Series 2020B	4.000	11/15/45		7,393,143
6,000,000		Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program, Series 2023	5.500	11/15/49		6,417,211
5,000,000		Troy School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2023	5.000	05/01/47		5,182,615
11,225,000		Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2020	5.000	05/01/50		11,338,616
1,200,000		Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2015D	5.000	12/01/45		1,201,139
		TOTAL MICHIGAN				111,519,895

		MINNESOTA - 2.9% (1.7% of Total Investments)
310,000		Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A	4.000	08/01/36		282,519
750,000		City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A	5.000	07/01/47		644,206
500,000		Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A	4.000	07/01/37		462,792
6,905,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	5.000	02/15/48		6,721,228
11,925,000	(a)	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A, (UB)	5.000	02/15/53		11,494,982
1,925,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	5.250	02/15/53		1,932,389
3,000,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	5.000	02/15/58		2,861,764
1,125,000		GFW Independent School District No. 2365, Sibley, Renville, McLeod and Nicollet Counties, Minnesota, General Obligation School Building Bonds, Series 2023A	4.125	02/01/52		1,070,679
725,000		Hawley Independent School District 150, Clay County, Minnesota, General Obligation Bonds, School Building Series 2023A	4.000	02/01/43		700,983
1,870,000		Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A	5.000	07/01/48		1,569,984
500,000		Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin Career & Technical High School Project, Series 2021A	4.000	06/01/41		393,363
2,010,000		Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A	4.000	02/01/42		1,922,410
1,000,000		Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B, (AMT)	5.000	01/01/31		1,044,496

See Notes to Financial Statements	35

Portfolio of Investments April 30, 2025 (continued)

NAD

PRINCIPAL	DESCRIPTION	RATE	MATURITY		VALUE

	MINNESOTA (continued)
$1,300,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B, (AMT)	5.000%	01/01/38	$	1,320,337
3,420,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B, (AMT)	5.000	01/01/44		3,430,060
4,000,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B, (AMT)	5.000	01/01/49		3,990,380
2,295,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C	5.000	01/01/41		2,311,971
470,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2016D, (AMT)	5.000	01/01/32		476,798
450,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2016D, (AMT)	5.000	01/01/35		454,898
580,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2016D, (AMT)	5.000	01/01/37		584,602
750,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2016D, (AMT)	5.000	01/01/41		751,012
2,745,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2022B, (AMT)	5.250	01/01/47		2,801,663
1,300,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Refunding Series 2017	3.750	03/01/38		1,239,108
1,460,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Refunding Series 2017	4.000	03/01/41		1,382,167
270,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2021A	3.000	08/01/36		238,100
190,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2021B	3.000	08/01/36		167,552
2,910,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2022A	5.000	08/01/41		3,055,126
2,380,000	Round Lake-Brewster Independent School District 2907, Minnesota, General Obligation Bonds, School Building Series 2023A	4.000	02/01/44		2,266,464
2,000,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2019	5.000	05/01/48		1,990,598
1,520,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Refunding Series 2015A	5.000	12/01/50		1,408,381
1,395,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Series 2019	5.000	12/01/39		1,370,684
2,625,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Refunding Series 2020A	5.000	09/01/40		2,556,092
1,250,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Refunding Series 2020A	5.000	09/01/43		1,207,043
780,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Refunding Series 2020A	5.000	09/01/55		715,499
2,205,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A	5.500	09/01/36		2,219,741
2,500,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A	5.750	09/01/46		2,510,595

36	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		MINNESOTA (continued)
$2,500,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A	6.000%	09/01/51	$	2,512,447
1,500,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A	5.000	07/01/44		1,365,837
1,585,000		Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Series 2013	5.000	05/01/33		1,507,178
1,000,000		Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Series 2013	5.125	05/01/48		826,222
2,245,000		Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A	5.000	11/15/47		2,235,251
1,000,000		Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A	5.000	12/01/43		747,395
750,000	(c)	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-refunded 11/15/25)	5.000	11/15/29		756,440
2,000,000		Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019	5.000	08/01/54		1,869,092
		TOTAL MINNESOTA				81,370,528

		MISSISSIPPI - 0.8% (0.5% of Total Investments)
1,500,000		Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2016A	5.000	09/01/36		1,508,228
6,000,000		Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2016A	5.000	09/01/41		5,966,202
15,500,000		Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2016A	5.000	09/01/46		15,322,449
		TOTAL MISSISSIPPI				22,796,879

		MISSOURI - 5.0% (3.0% of Total Investments)
1,000,000		Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016	5.000	08/01/28		940,976
2,010,000		Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah Community Project, Refunding Series 2016	3.625	05/01/30		1,983,648
1,945,000		Jefferson County School District R-1 Northwest, Missouri, General Obligation Bonds, Direct Deposit Program Series 2023	4.000	03/01/42		1,854,882
5,640,000		Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019A, (AMT)	5.000	03/01/44		5,651,452
2,965,000		Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B, (AMT)	5.000	03/01/39		2,997,334
13,250,000		Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B, (AMT)	5.000	03/01/46		13,259,116
10,425,000		Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B, (AMT)	5.000	03/01/54		10,334,765
400,000	(b)	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016	5.000	04/01/46		348,634
7,000,000		Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Improvement Series 2004B-1 - AMBAC Insured	0.000	04/15/27		6,503,449
5,000,000		Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Improvement Series 2004B-1 - AMBAC Insured	0.000	04/15/28		4,464,316

See Notes to Financial Statements	37

Portfolio of Investments April 30, 2025 (continued)

NAD

PRINCIPAL	DESCRIPTION	RATE	MATURITY		VALUE

	MISSOURI (continued)
$5,000,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Improvement Series 2004B-1 - AMBAC Insured	0.000%	04/15/29	$	4,285,985
6,185,000	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2023A	4.000	01/01/48		5,703,215
1,000,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C	2.750	09/01/33		877,575
1,000,000	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke’s Health System, Inc., Series 2016	5.000	11/15/34		1,010,649
11,010,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2025A	4.000	04/01/45		10,001,851
1,045,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A	5.000	11/15/44		1,034,695
11,090,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A	5.000	11/15/48		10,738,062
3,000,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C	5.000	11/15/42		3,017,869
6,265,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C	5.000	11/15/47		6,273,069
10,000,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020	4.000	06/01/53		8,228,285
1,800,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mosaic Health System, Series 2019A	4.000	02/15/44		1,651,898
7,815,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mosaic Health System, Series 2019A	4.000	02/15/49		7,043,897
2,000,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2018A	4.000	06/01/48		1,753,605
7,925,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016A	5.000	02/01/46		7,488,959
4,370,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016B	5.000	02/01/46		4,129,558
725,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2017A	4.000	10/01/36		724,062
3,510,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2017A	5.000	10/01/47		3,526,285
6,440,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Home Ownership Loan Program Series 2024C	4.650	11/01/49		6,357,923
1,490,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Home Ownership Loan Program Series 2024G	4.500	11/01/54		1,434,176
1,165,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2024A	4.700	11/01/54		1,156,347
1,330,000	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2018	5.000	12/01/37		1,354,438
1,140,000	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2018	5.000	12/01/38		1,157,701
2,185,000	Missouri Southern State University, Auxiliary Enterprise System Revenue Bonds, Series 2021	4.000	10/01/44		1,826,996
375,000	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A	5.875	09/01/43		375,016
1,000,000	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A	5.125	09/01/48		962,126
	TOTAL MISSOURI				140,452,814

	MONTANA - 0.3% (0.2% of Total Investments)
2,090,000	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B	5.000	07/01/43		2,093,288

38	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		MONTANA (continued)
$6,830,000		Montana State Board of Regents of Higher Education, General Revenue Bonds, Series 2022 - AGM Insured	5.250%	11/15/52	$	7,142,093
		TOTAL MONTANA				9,235,381

		NEBRASKA - 0.1% (0.1% of Total Investments)
1,625,000		Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children’s Hospital Obligated Group, Refunding Series 2020A	4.000	11/15/40		1,539,232
1,635,000		Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015	4.125	11/01/36		1,580,911
1,000,000		Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015	5.000	11/01/45		986,489
		TOTAL NEBRASKA				4,106,632

		NEVADA - 0.6% (0.4% of Total Investments)
8,835,000		Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue Bonds, Series 2018B	5.000	07/01/43		8,923,208
7,500,000		Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue Bonds, Series 2018B	4.000	07/01/49		6,465,166
2,400,000		Nevada System of Higher Education, Community College Revenue Bonds, Series 2017	4.000	07/01/41		2,265,612
		TOTAL NEVADA				17,653,986

		NEW HAMPSHIRE - 0.6% (0.3% of Total Investments)
3,000,000	(b)	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018B	4.625	11/01/42		2,678,476
1,500,000	(b)	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2020A, (Mandatory Put 7/02/40)	3.625	07/01/43		1,212,636
2,535,000		New Hampshire Health and Education Facilities Authority, Revenue Bonds, Concord Hospital, Series 2017	5.000	10/01/47		2,534,305
4,000,000		New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A	5.000	08/01/35		4,074,027
5,000,000		New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2020A - AGM Insured	5.000	08/01/59		5,071,836
		TOTAL NEW HAMPSHIRE				15,571,280

		NEW JERSEY - 5.6% (3.3% of Total Investments)
5,000,000		New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Series 2020A	5.000	11/01/40		5,125,546
1,965,000		New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013 - AGM Insured, (AMT)	5.000	01/01/31		1,971,673
1,865,000		New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013 - AGM Insured, (AMT)	5.125	01/01/39		1,868,382
1,585,000		New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013 - AGM Insured, (AMT)	5.125	07/01/42		1,587,495
6,030,000		New Jersey Economic Development Authority, Revenue Bonds, New Jersey Transit Corporation Projects Sublease, Refunding Series 2017B	5.000	11/01/25		6,076,663
2,000,000	(c)	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, (Pre-refunded 12/15/26)	5.500	06/15/31		2,079,344
6,770,000		New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005N-1 - NPFG Insured	5.500	09/01/27		7,109,562
2,410,000		New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ	4.000	06/15/50		2,104,813
5,275,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Series 2021A	4.000	07/01/51		4,768,867
2,020,000		New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1	5.000	06/15/28		2,053,956

See Notes to Financial Statements	39

Portfolio of Investments April 30, 2025 (continued)

NAD

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		NEW JERSEY (continued)
$3,340,000		New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1	5.000%	06/15/29	$	3,391,671
8,155,000		New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2023AA	4.250	06/15/44		7,697,885
4,890,000	(a)	New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2023BB, (UB)	5.250	06/15/50		5,068,151
1,000,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A	0.000	12/15/26		944,894
21,120,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C - AMBAC Insured	0.000	12/15/28		18,537,917
10,000,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C - AGM Insured	0.000	12/15/32		7,485,202
20,000,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C - AGM Insured	0.000	12/15/33		14,287,010
25,000,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C - AMBAC Insured	0.000	12/15/35		16,042,863
30,000,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C - AMBAC Insured	0.000	12/15/36		18,270,591
2,000,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A	0.000	12/15/32		1,491,454
1,690,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA	5.250	06/15/33		1,692,149
2,840,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA	5.000	06/15/45		2,793,896
2,800,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A	5.000	12/15/36		2,880,231
2,460,000		New Jersey Turnpike Authority, Revenue Bonds, Series 2017B	4.000	01/01/34		2,460,336
5,250,000	(a)	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022B, (UB)	5.250	01/01/52		5,503,617
7,810,000		South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2020A	5.000	11/01/45		7,900,142
3,215,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000	06/01/36		3,259,753
1,405,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000	06/01/46		1,386,917
1,200,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B	5.000	06/01/46		1,164,943
		TOTAL NEW JERSEY				157,005,923

		NEW MEXICO - 0.4% (0.2% of Total Investments)
3,370,000		New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2017A	5.000	08/01/46		3,348,257
7,000,000		New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019A	4.000	08/01/48		6,210,905
1,505,000		Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series 1997 - AGM Insured	6.000	02/01/27		1,553,472
		TOTAL NEW MEXICO				11,112,634

		NEW YORK - 13.4% (7.9% of Total Investments)
6,600,000		Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009	0.000	07/15/44		2,486,039
490,000		Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015	5.250	07/01/35		478,656
4,000,000	(a)	Dormitory Authority of the State of New York, General Revenue Bonds, Northwell Health Obligated Group, Series 2022A, (UB)	4.250	05/01/52		3,681,822
600,000	(b)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000	12/01/34		584,583
2,295,000		Dormitory Authority of the State of New York, Revenue Bonds, White Plains Hospital, Series 2024	5.250	10/01/49		2,320,903
3,000,000		Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2022A	5.000	03/15/46		3,092,967
20,000,000		Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D	4.000	02/15/47		18,415,986

40	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		NEW YORK (continued)
$3,760,000		Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2017A	5.000%	03/15/44	$	3,782,987
5,000,000		Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005	5.250	10/01/35		5,586,595
5,000,000		Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2018	5.000	09/01/37		5,185,526
10,000,000		Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series 2012A	0.000	11/15/32		7,512,399
9,220,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Refunding Series 2024A - BAM Insured	4.000	11/15/48		8,082,411
2,000,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2017D	4.000	11/15/42		1,794,760
8,715,000	(a)	Nassau County, New York, General Obligation Bonds, General Improvement Series 2024A, (UB)	4.000	04/01/54		7,912,990
740,000		New York City Housing Development Corporation, New York, Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Taxable Class E Series 2024	4.375	12/15/31		747,137
500,000	(d)	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007	2.300	10/01/37		320,000
1,000,000	(d)	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007	2.350	10/01/46		640,000
5,000,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series EE	4.000	06/15/42		4,726,151
3,255,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series CC-1	4.000	06/15/51		2,967,226
6,140,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2023 Series AA-1	5.250	06/15/52		6,418,946
2,000,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series A-1	5.000	05/01/40		2,012,414
5,000,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1	5.000	08/01/40		5,105,058
20,000,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2019 Subseries C-1	4.000	11/01/42		18,860,172
9,530,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2022 Subseries B-1	4.000	08/01/45		8,783,967
5,000,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2022 Subseries F-1	5.000	02/01/47		5,154,424
6,250,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025C-1	4.000	05/01/51		5,592,417
3,530,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025D	4.250	05/01/54		3,255,273
11,210,000	(a)	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025D, (UB)	4.250	05/01/54		10,337,567
2,000,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025E	5.000	11/01/53		2,061,402
3,000,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025H-1	5.250	11/01/48		3,188,368
2,060,000		New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1	5.000	12/01/41		2,078,877
2,000,000		New York City, New York, General Obligation Bonds, Fiscal 2021 Series F-1	5.000	03/01/43		2,075,412
3,000,000		New York City, New York, General Obligation Bonds, Fiscal 2022 Series A-1	5.000	08/01/47		3,073,784
2,000,000		New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Refunding Series 2015	5.000	11/15/45		1,994,946
55,000		New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B	6.500	06/01/35		55,019

See Notes to Financial Statements	41

Portfolio of Investments April 30, 2025 (continued)

NAD

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		NEW YORK (continued)
$840,000		New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series Series 2016A-1	5.625%	06/01/35	$	849,234
29,320,000	(b)	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014	5.000	11/15/44		29,193,660
7,210,000		New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2021A-1	4.000	03/15/55		6,375,660
10,000,000		New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Green Series 2023A	5.000	03/15/56		10,290,794
13,370,000		New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020C	5.000	03/15/47		13,712,888
4,120,000		New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020C	5.000	03/15/50		4,219,666
2,000,000		New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2022A	5.000	03/15/46		2,078,535
19,000,000		New York State Urban Development Corporation, State Sales Tax Revenue Bonds, Empire Series 2021A	4.000	03/15/47		17,287,042
500,000		New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.000	07/01/41		500,040
15,390,000		New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.000	07/01/46		15,077,740
28,800,000		New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.250	01/01/50		28,561,818
6,115,000		New York Transportation Development Corporation, New York, Special Facilities Revenue Bonds, Terminal 6 John F Kennedy International Airport Redevelopment Project, Senior Green Series 2024A, (AMT)	5.250	12/31/54		6,213,319
75,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, (AMT)	5.000	08/01/26		75,008
5,940,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, (AMT)	5.000	08/01/31		5,940,646
3,105,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020, (AMT)	5.250	08/01/31		3,215,903
1,000,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, John F Kennedy International Airport New Terminal 1 Project, Green Series 2024, (AMT)	5.500	06/30/54		1,015,228
8,305,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, John F Kennedy International Airport New Terminal 1 Project, Green Series 2024 - AGM Insured, (AMT)	5.250	06/30/60		8,427,070
10,060,000	(a)	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, John F Kennedy International Airport New Terminal 1 Project, Green Series 2024 - AGM Insured, (AMT), (UB)	5.250	06/30/60		10,207,866
14,000,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, John F Kennedy International Airport New Terminal 1 Project, Green Series 2024, (AMT)	5.500	06/30/60		14,194,377
2,790,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023 - AGM Insured, (AMT)	5.000	06/30/49		2,800,531
2,000,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT)	6.000	06/30/54		2,097,583

42	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY		VALUE

	NEW YORK (continued)
$3,000,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2022, (AMT)	5.000%	12/01/39	$	3,041,212
3,050,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, (AMT)	5.000	01/01/33		3,080,928
1,000,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, (AMT)	4.375	10/01/45		906,288
1,100,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2023, (AMT)	6.000	04/01/35		1,200,929
5,000,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Seventeen Series 2019	5.000	11/01/44		5,147,465
2,835,000	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A, (AMT)	5.000	01/01/29		2,239,026
2,700,000	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A, (AMT)	5.000	01/01/34		2,023,928
4,455,000	Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A	4.500	12/01/56		4,289,684
6,110,000	Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox- City Sales Tax, Series 2024A-1 - BAM Insured	5.250	05/15/64		6,383,787
1,250,000	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006	5.000	06/01/45		1,137,732
2,850,000	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006	5.000	06/01/48		2,575,198
820,000	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Series 2023 - AGM Insured	5.750	11/01/48		887,844
	TOTAL NEW YORK				375,615,813

	NORTH CAROLINA - 1.4% (0.8% of Total Investments)
2,500,000	Greater Asheville Regional Airport Authority, North Carolina, Airport System Revenue Bonds Series 2022A - AGM Insured, (AMT)	5.500	07/01/47		2,610,700
7,555,000	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)	5.000	06/30/54		7,387,821
4,160,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement Series 54-A	4.700	07/01/50		4,138,815
11,145,000	North Carolina Medial Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2020A	4.000	07/01/49		10,296,276
1,570,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016	5.000	10/01/31		1,580,389
1,655,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Deerfield Episcopal Retirement Community, Refunding First Mortgage Series 2016	5.000	11/01/37		1,662,219
500,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A	5.000	01/01/32		503,920
11,480,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2019	5.000	01/01/49		11,405,200
	TOTAL NORTH CAROLINA				39,585,340

	NORTH DAKOTA - 0.2% (0.1% of Total Investments)
520,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2023A - AGM Insured	5.000	12/01/53		523,315
700,000	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017	5.000	12/01/36		664,242
1,400,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2024C	5.000	05/01/50		1,355,354

See Notes to Financial Statements	43

Portfolio of Investments April 30, 2025 (continued)

NAD

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		NORTH DAKOTA (continued)
$1,350,000	(a)	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Social Series 2024A, (UB)	4.750%	01/01/52	$	1,326,455
3,000,000		Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C	5.000	06/01/48		2,810,782
		TOTAL NORTH DAKOTA				6,680,148

		OHIO - 4.1% (2.4% of Total Investments)
6,250,000		Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016	5.250	11/15/46		6,273,817
6,000,000		Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A	4.000	08/01/36		5,831,891
22,740,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2	11.310	06/01/57		2,175,720
8,000,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2	5.000	06/01/55		6,991,480
3,960,000		Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Refunding Series 2017	4.000	11/15/34		3,707,602
3,000,000		Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Refunding Series 2017	4.000	11/15/35		2,776,874
2,875,000		Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017	5.000	12/01/47		2,815,664
2,000,000		Columbus Regional Airport Authority, Ohio, Revenue Bonds, John Glenn Columbus International Airport, Series 2025A, (AMT)	5.500	01/01/55		2,082,433
2,500,000	(b)	Columbus-Franklin County Finance Authority, Ohio, Revenue Bonds, Bridge Park G Block Project, Public Infrastructure Series 2022	5.000	12/01/45		2,404,646
2,000,000		Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1	5.000	12/01/51		1,873,564
1,000,000		County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2018A	5.250	11/15/48		979,512
4,795,000		Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013	5.000	06/15/43		4,061,521
5,000,000		Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth, Inc. Obligated Group Project, Series 2017A	5.000	08/15/42		5,024,013
1,000,000		Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2025A	5.500	08/01/51		1,001,752
3,780,000	(b)	Jefferson County Port Authority, Ohio, Economic Development Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, (AMT), (Mandatory Put 12/01/28)	5.000	12/01/53		3,802,457
8,360,000	(c)	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2015, (Pre-refunded 8/15/25)	5.000	08/15/45		8,398,246
2,000,000		Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013	5.000	02/15/33		2,007,515
5,500,000	(b)	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, (AMT)	5.000	07/01/49		4,964,472
1,200,000		Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, (Mandatory Put 9/15/21)	3.375	08/01/29		1,148,004
1,000,000		Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, (Mandatory Put 6/01/22)	4.750	06/01/33		1,013,915
1,500,000		Ohio Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds, John Carroll University 2020 Project, Series 2020	4.000	10/01/50		1,192,138
2,000,000		Ohio Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds, John Carroll University 2022 Project, Series 2022	4.000	10/01/52		1,564,138

44	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY		VALUE

	OHIO (continued)
$3,710,000	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Capital Appreciation Series 2013A-3	5.800%	02/15/36	$	4,162,427
3,375,000	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission, Infrastructure Projects, Junior Lien Series 2018A	4.000	02/15/38		3,332,206
16,325,000	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission, Infrastructure Projects, Junior Lien Series 2018A	5.000	02/15/43		16,537,907
5,450,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A	4.750	06/01/33		5,525,834
4,250,000	Pickerington Local School District, Fairfield and Franklin Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement, Series 2023	5.250	12/01/59		4,434,070
3,770,000	Port of Greater Cincinnati Development Authority, Ohio, Duke Energy Convention Center Project, TOT First Subordinate Development Revenue Bonds, Refunding Series 2024B - AGM Insured	4.250	12/01/48		3,601,092
6,000,000	West Holmes Local School District, Ohio, Certificates of Participation, Series 2023 - BAM Insured	5.250	12/01/53		6,202,887
	TOTAL OHIO				115,887,797

	OKLAHOMA - 0.7% (0.4% of Total Investments)
1,700,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.500	08/15/57		1,706,067
1,800,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Taxable Series 2022	5.500	08/15/41		1,816,997
6,815,000	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2017C	5.000	01/01/47		6,887,152
10,000,000	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2025A	4.250	01/01/55		9,378,804
1,000,000	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017	5.250	11/15/37		1,004,334
	TOTAL OKLAHOMA				20,793,354

	OREGON - 2.7% (1.6% of Total Investments)
1,500,000	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Columbia Memorial Hospital Project, Series 2024	5.250	08/01/54		1,523,335
2,435,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2017D	5.000	06/15/36		2,485,689
725,000	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc., Series 2020A	5.250	11/15/50		676,784
4,875,000	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc., Series 2016A	5.000	01/01/48		4,804,913
3,180,000	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series 2016A	5.000	06/01/46		3,138,655
2,410,000	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series 2022A	5.000	06/01/52		2,411,684
1,500,000	Oregon Health and Science University, Revenue Bonds, Refunding Series 2016B	5.000	07/01/39		1,509,093
4,250,000	Port of Portland, Oregon, International Airport Revenue Bonds, Green Series 2023-29, (AMT)	5.500	07/01/53		4,414,555
10,645,000	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2017-24B, (AMT)	5.000	07/01/47		10,645,571
15,440,000	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Refunding Series 2016A	5.000	05/15/46		15,242,706
30,870,000	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Series 2019A	4.000	05/15/49		27,135,462
2,000,000	University of Oregon, General Revenue Bonds, Series 2018A	5.000	04/01/48		2,032,281
	TOTAL OREGON				76,020,728

See Notes to Financial Statements	45

Portfolio of Investments April 30, 2025 (continued)

NAD

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		PENNSYLVANIA - 7.4% (4.4% of Total Investments)
$13,000,000	(a)	Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2021A, (AMT), (UB)	5.000%	01/01/56	$	12,944,139
1,000,000		Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2020B	4.000	06/01/45		941,096
1,765,000		Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2020B	4.000	06/01/50		1,596,102
3,800,000		Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, (Mandatory Put 7/01/33)	4.750	01/01/35		3,845,337
345,000		Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018	5.000	06/01/34		353,157
3,500,000		Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017	5.000	07/01/37		3,580,912
8,385,000		Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017	5.000	07/01/42		8,492,484
5,400,000		Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Capital Appreciation Series 2013B	0.000	12/01/33		3,841,589
11,000,000		Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Capital Appreciation Series 2013B	0.000	12/01/38		5,997,199
2,400,000		Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A	5.000	09/01/35		2,471,118
5,410,000	(a)	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A, (UB)	5.000	09/01/48		5,349,272
235,000		Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, (AMT)	5.500	11/01/44		235,386
1,000,000		Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC Project, Refunding Series 2009C, (Mandatory Put 6/01/27)	5.250	12/01/37		1,001,731
7,730,000	(a)	Pennsylvania Economic Development Financing Authority, Pennsylvania, Revenue Bonds, Villanova University Project, Series 2024, (UB)	4.000	08/01/54		6,911,391
1,000,000	(b)	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Core Natural Resources Inc., Project, Series 2025, (AMT), (Mandatory Put 3/27/35)	5.450	01/01/51		991,332
2,000,000	(b)	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Green Series 2019A, (AMT)	3.250	08/01/39		1,580,556
6,670,000	(a)	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2024B-1, (UB)	4.250	11/01/48		6,059,445
12,920,000	(a)	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2024B-1, (UB)	4.250	11/01/51		11,921,146
10,000,000	(a)	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2024B-2, (UB)	4.375	11/01/54		9,382,479
4,000,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2024B-2	5.000	11/01/54		3,989,561
12,000,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2024B-2, (UB)	5.000	11/01/54		11,968,682
9,575,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019	4.000	08/15/44		8,825,391
6,000,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Trustees, Series 2025A	4.250	02/15/55		5,635,801
12,000,000	(a)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-144A, (UB)	4.600	10/01/49		11,778,083
3,000,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-145A	4.750	10/01/49		2,992,735
16,750,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E	6.375	12/01/38		17,680,240

46	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY		VALUE

	PENNSYLVANIA (continued)
$4,210,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B	5.000%	12/01/45	$	4,216,761
7,235,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2021B	5.000	12/01/51		7,399,504
3,635,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2022B	5.250	12/01/52		3,806,601
14,500,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C - AGM Insured	6.250	06/01/33		14,924,280
6,890,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2015B-1	5.000	12/01/45		6,893,928
7,500,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2021A - BAM Insured	4.000	09/01/46		6,961,297
2,000,000	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Series 2018B	5.000	08/01/48		1,978,074
10,000,000	Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds, Series 2016 - BAM Insured	5.000	08/15/38		10,034,337
	TOTAL PENNSYLVANIA				206,581,146

	PUERTO RICO - 2.7% (1.6% of Total Investments)
2,380,000	Children’s Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2002	5.500	05/15/39		2,392,466
90,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/27		82,329
88,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/29		74,192
114,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/31		87,943
128,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/33		90,080
1,093,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.500	07/01/34		1,072,774
21,208,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/51		5,034,957
12,965,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.750	07/01/53		12,053,810
42,350,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58		40,517,808
3,875,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40		3,643,601
3,291,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40		3,094,475
20,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.536	07/01/53		17,567
7,000,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58		6,461,582
	TOTAL PUERTO RICO				74,623,584

	RHODE ISLAND - 0.3% (0.2% of Total Investments)
3,320,000	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series 2016	5.000	05/15/39		3,322,587
30,175,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A	0.000	06/01/52		5,449,705
	TOTAL RHODE ISLAND				8,772,292

	SOUTH CAROLINA - 5.1% (3.0% of Total Investments)
1,500,000	Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut Creek Improvement District, Series 2016A-1	5.000	12/01/37		1,463,102
7,500,000	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016	5.000	11/01/41		7,511,759
21,565,000	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2 - AMBAC Insured	0.000	01/01/30		18,047,395
1,250,000	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2 - AGC Insured	0.000	01/01/31		1,009,150
6,000,000	Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series 2016	5.000	01/01/41		6,022,627

See Notes to Financial Statements	47

Portfolio of Investments April 30, 2025 (continued)

NAD

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		SOUTH CAROLINA (continued)
$1,640,000		South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Furman University, Refunding Series 2015	5.000%	10/01/45	$	1,646,007
3,500,000	(b)	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Hilton Head Christian Academy, Series 2020	5.000	01/01/55		2,890,629
1,000,000	(b)	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Virtus Academy Project, Series 2021A	5.000	06/15/51		781,599
2,100,000		South Carolina Jobs-Economic Development Authority, Health Care Facilities Revenue Bonds, Novant Health Group, Series 2024A	5.500	11/01/50		2,243,081
10,000,000		South Carolina Jobs-Economic Development Authority, Health Care Facilities Revenue Bonds, Novant Health Group, Series 2024A	4.500	11/01/54		9,428,401
10,000,000	(a)	South Carolina Jobs-Economic Development Authority, Health Care Facilities Revenue Bonds, Novant Health Group, Series 2024A, (UB)	4.500	11/01/54		9,428,401
500,000		South Carolina Jobs-Economic Development Authority, Healthcare Revenue Bonds, Beaufort Memorial Hospital & South of Broad Healthcare Project, Series 2024	5.750	11/15/54		509,283
10,060,000		South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020A	5.000	12/01/46		10,105,207
1,000,000		South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018	5.000	11/01/43		1,006,891
2,500,000		South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018	4.000	11/01/48		2,244,125
6,610,000		South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018	5.000	11/01/48		6,610,749
9,135,000		South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A	5.000	12/01/50		9,134,675
9,750,000		South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016B	5.000	12/01/46		9,758,673
9,000,000		South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016B	5.000	12/01/56		8,989,374
2,500,000		South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2022A	4.000	12/01/52		2,159,011
6,587,000		South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2022B	4.000	12/01/43		6,079,579
860,000	(c)	South Carolina State Ports Authority, Revenue Bonds, Series 2015, (Pre-refunded 7/01/25), (AMT)	5.250	07/01/55		862,097
2,100,000		South Carolina State Ports Authority, Revenue Bonds, Series 2018, (AMT)	5.000	07/01/48		2,100,788
2,750,000		South Carolina State Ports Authority, Revenue Bonds, Series 2018, (AMT)	5.000	07/01/55		2,704,699
10,000,000		South Carolina State Ports Authority, Revenue Bonds, Series 2019B, (AMT)	5.000	07/01/44		10,048,106
10,365,000	(a)	South Carolina State Ports Authority, Revenue Bonds, Series 2019B, (AMT), (UB)	5.000	07/01/54		10,212,615
		TOTAL SOUTH CAROLINA				142,998,023

		SOUTH DAKOTA - 0.7% (0.4% of Total Investments)
3,750,000		Clay County, South Dakota, General Obligation Bonds, Series 2023	5.000	12/01/44		3,862,885
5,915,000		South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017	5.000	09/01/40		5,909,987
3,500,000		South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B	5.000	11/01/44		3,453,822
5,165,000		South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015	5.000	11/01/45		5,168,856
		TOTAL SOUTH DAKOTA				18,395,550

48	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		TENNESSEE - 2.5% (1.5% of Total Investments)
$7,885,000	(a)	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-2, (UB)	5.000%	08/01/49	$	7,715,956
6,400,000		Cleveland Health and Educational Facilities Board, Tennessee, Revenue Bonds, Hamilton Health Care System, Inc. Project, Series 2024A	5.250	08/15/54		6,653,713
9,000,000		Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A	5.000	07/01/36		9,155,769
17,000,000		Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A	5.000	01/01/42		17,069,899
1,350,000		Knox County Health, Educational, and Housing Facilities Board, Revenue Bonds, Provident Group - UTK Properties LLC - University of Tennessee Project, Student Housing Series 2024A-1 - BAM Insured	5.500	07/01/54		1,416,208
6,000,000		Metropolitan Government of Nashville and Davidson County Sports Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate Senior Series 2023A - AGM Insured	5.250	07/01/48		6,304,377
3,000,000		Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University, Series 2023	5.250	05/01/48		3,046,044
4,500,000	(a)	Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement Revenue Bonds, Series 2022B, (AMT), (UB)	5.250	07/01/47		4,579,685
2,000,000	(a)	Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement Revenue Bonds, Series 2022B, (AMT), (UB)	5.500	07/01/52		2,065,855
5,205,000		Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Subordinate Series 2019B, (AMT)	5.000	07/01/49		5,185,125
2,005,000	(a)	Tennessee Housing Development Agency, Residential Finance Program Bonds, Social Series 2024-1A, (UB)	4.700	07/01/49		1,985,585
1,080,000	(g)	Tennessee Housing Development Agency, Residential Finance Program Bonds, Social Series 2025-1A	5.000	07/01/50		1,084,507
4,000,000		The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A	5.250	09/01/26		4,059,796
		TOTAL TENNESSEE				70,322,519

		TEXAS - 12.5% (7.4% of Total Investments)
1,975,000		Allen Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2016	5.000	02/15/39		1,981,846
2,600,000		Allen Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2025	4.375	02/15/50		2,504,428
3,430,000		Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding Series 2021A	4.375	02/15/51		2,517,372
3,000,000		Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Lifeschool of Dallas Series 2024	4.125	08/15/54		2,671,445
16,615,000		Austin, Texas, Airport System Revenue Bonds, Series 2019B, (AMT)	5.000	11/15/44		16,668,625
17,300,000	(a)	Austin, Texas, Airport System Revenue Bonds, Series 2019B, (AMT), (UB)	5.000	11/15/48		17,241,073
3,000,000		Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A	5.000	11/15/38		3,007,540
1,450,000		Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Series 2016	5.000	11/15/41		1,457,842
800,000	(b)	Bastrop County, Texas, Special Assessment Revenue Bonds, Double Eagle Ranch Public Improvement District Improvement Area 2 Project Series 2024	5.500	09/01/54		757,636
4,390,000		Bastrop Independent School District, Bastrop County, Texas, General Obligation Bonds, School Building Series 2023	5.000	02/15/53		4,507,771
2,000,000		Brownsville, Texas, Utility System Revenue Bonds, Refunding Series 2015	5.000	09/01/31		2,007,864
625,000	(b)	Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public Improvement District Improvement Area 2 Project Series 2024	5.500	09/01/54		579,597

See Notes to Financial Statements	49

Portfolio of Investments April 30, 2025 (continued)

NAD

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		TEXAS (continued)
$1,880,000	(b)	Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson Creek Public Improvement District Initial Major Improvement Project, Series 2021	4.500%	09/01/51	$	1,536,718
2,945,000		Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010	0.000	01/01/36		1,871,799
2,205,000		Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010	0.000	01/01/37		1,313,998
2,160,000		Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010	0.000	01/01/38		1,209,403
1,000,000		Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010	0.000	01/01/40		488,812
2,600,000	(c)	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, (Pre-refunded 7/01/25)	5.000	01/01/35		2,607,031
3,035,000	(c)	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, (Pre-refunded 7/01/25)	5.000	01/01/45		3,043,208
1,000,000		Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A	4.350	12/01/42		914,225
1,000,000		Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A	4.400	12/01/47		879,591
2,000,000		Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding & Improvement Senior Lien Series 2021B	5.000	12/01/47		2,055,232
1,680,000	(c)	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, (Pre-refunded 12/01/25)	5.000	12/01/48		1,698,278
5,000,000		Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding Series 2016A	5.000	10/01/41		5,056,254
5,000,000		Deer Park Independent School District, Harris County, Texas, General Obligation Bonds, School Building Series 2022	5.000	08/15/47		5,175,920
8,120,000		Fredericksburg Independent School District, Gillespie, Blanco, and Kendall Counties, Texas, School Building Series 2022	5.000	02/15/47		8,419,444
1,000,000		Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C - AGM Insured	4.000	10/01/49		900,688
5,295,000		Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2018A. Tela Supported	5.000	10/01/48		5,344,218
1,895,000		Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015	4.000	12/01/45		1,717,757
4,850,000		Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015	5.000	12/01/45		4,849,743
1,330,000		Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A	5.000	06/01/28		1,318,351
3,000,000		Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A	5.000	06/01/38		2,687,644
5,000,000		Harris County Flood Control District, Texas, General Obligation Bonds, Refunding Improvement, Green Series 2023A	4.000	09/15/48		4,537,534
5,150,000		Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2016A	5.000	08/15/41		5,182,161
5,000,000		Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2018A	4.000	08/15/48		4,491,611
510,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A - AGM Insured	0.000	11/15/41		229,736
1,020,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A - AGM Insured	0.000	11/15/42		432,369
1,255,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A - AGM Insured	0.000	11/15/43		501,287
3,305,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A - AGM Insured	0.000	11/15/44		1,245,095

50	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		TEXAS (continued)
$4,460,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A - AGM Insured	0.000%	11/15/45	$	1,589,874
6,500,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A - AGM Insured	0.000	11/15/47		2,074,332
50,000	(c)	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H - NPFG Insured, (ETM)	0.000	11/15/29		42,571
4,390,000	(c)	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H - NPFG Insured, (ETM)	0.000	11/15/29		3,737,703
625,000	(c)	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H - NPFG Insured, (ETM)	0.000	11/15/30		512,679
105,000	(c)	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H - NPFG Insured, (ETM)	0.000	11/15/30		86,130
4,065,000	(c)	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H - NPFG Insured, (ETM)	0.000	11/15/31		3,208,729
3,505,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H - NPFG Insured	0.000	11/15/31		2,678,960
210,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H - NPFG Insured	0.000	11/15/32		150,017
260,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H	0.000	11/15/33		173,496
2,045,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H - NPFG Insured	0.000	11/15/34		1,275,246
210,000	(c)	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG Insured	0.000	11/15/36		122,014
920,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H - NPFG Insured	0.000	11/15/36		500,248
3,675,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H - NPFG Insured	0.000	11/15/38		1,742,306
695,000	(c)	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG Insured	0.000	11/15/38		356,558
1,585,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H - NPFG Insured	0.000	11/15/39		700,777
675,000	(c)	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG Insured	0.000	11/15/39		325,312
3,440,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G - NPFG Insured	0.000	11/15/41		1,349,719
5,000,000		Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2023A - AGM Insured, (AMT)	5.250	07/01/53		5,096,889
5,000,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Technical Operations Center Project, Series 2018, (AMT)	5.000	07/15/28		5,029,752
380,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, (AMT)	5.000	07/01/29		379,995
1,885,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2020A, (AMT)	5.000	07/01/27		1,893,741
1,000,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Refunding Series 2020B-2, (AMT)	5.000	07/15/27		1,004,692
1,015,000		Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014	5.000	09/01/34		1,015,912
3,250,000		Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B - AMBAC Insured	0.000	09/01/25		3,209,040
4,130,000		Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B - AMBAC Insured	0.000	09/01/26		3,939,049

See Notes to Financial Statements	51

Portfolio of Investments April 30, 2025 (continued)

NAD

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		TEXAS (continued)
$3,130,000		Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B - AMBAC Insured	0.000%	09/01/30	$	2,528,123
12,030,000		Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B - AMBAC Insured	0.000	09/01/31		9,285,517
1,470,000		Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B - AMBAC Insured	0.000	09/01/32		1,080,320
8,000,000		Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Refunding Series 2015A	4.000	08/15/37		7,793,128
2,275,000		Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Refunding Series 2015A	5.000	08/15/40		2,282,087
1,750,000		Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015, (AMT)	5.000	11/01/35		1,752,408
4,660,000		Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2020A	5.000	05/15/50		4,686,453
9,180,000		Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston Light and Power Company, Series 1997 - AMBAC Insured, (AMT)	5.125	11/01/28		9,487,304
1,000,000		McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013	5.750	12/01/33		1,001,461
3,000,000		McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013	6.125	12/01/38		3,003,597
3,470,000		Midland, Texas, General Obligation Bonds, Refunding Series 2022B	5.000	03/01/47		3,571,904
2,835,000	(b)	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)	4.625	10/01/31		2,813,986
4,735,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A - AGM Insured	5.000	04/01/46		4,725,858
245,000	(c)	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds, Presbyterian Healthcare System, Series 1996A - NPFG Insured, (ETM)	5.750	06/01/26		248,149
3,860,000		North Harris County Regional Water Authority, Texas, Water Revenue Bonds, Refunding Senior Lien Series 2013	5.000	12/15/33		3,863,107
4,030,000	(c)	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, (Pre-refunded 9/01/31)	7.000	09/01/43		4,779,297
8,470,000	(c)	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, (Pre-refunded 9/01/31)	6.750	09/01/45		10,084,260
2,500,000		North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D - AGC Insured	0.000	01/01/36		1,624,211
4,750,000	(b)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2024A, (AMT)	5.125	01/01/44		4,571,807
1,425,000		Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010E	0.000	10/01/35		953,913
1,250,000	(b)	Princeton, Texas, Special Assessment Revenue Bonds, Southridge Public Improvement District Improvement Area 2 Project, Series 2024	5.500	09/01/54		1,207,503
205,000		Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A	5.125	02/01/39		195,247
2,500,000		San Antonio, Texas, Airport System Revenue Bonds, Refunding Series 2012, (AMT)	5.000	07/01/27		2,500,372
5,000,000		Splendora Independent School District, Montgomery County, Texas, General Obligation Bonds, School Building Series 2024	5.000	02/15/54		5,147,492
1,925,000		Stephen F. Austin State University, Texas, Revenue Bonds, Refunding & Improvement Series 2016	5.000	10/15/42		1,962,575

52	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		TEXAS (continued)
$7,500,000		Tarrant County College District, Texas, General Obligation Bonds, Series 2022	5.000%	08/15/40	$	7,916,454
5,000,000	(a)	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Cook Children’s Medical Center, Series 2025, (UB)	5.250	12/01/49		5,248,557
5,675,000		Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Methodist Hospital of Dallas, Series 2022	4.000	10/01/47		5,035,960
2,185,000		Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2022D	5.500	11/15/47		2,295,623
3,195,000		Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Christus Health, Series 2022A	4.000	07/01/53		2,803,486
2,000,000		Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A	5.000	02/15/41		2,011,898
3,000,000		Tarrant Regional Water District, Texas, Water Transmission Facilities Contract Revenue Bonds, Dallas Project, Series 2025	4.250	09/01/55		2,793,240
2,735,000		Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D	6.250	12/15/26		2,811,029
8,330,000		Texas Private Activity Bond Surface Transpiration Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2023, (AMT)	5.500	12/31/58		8,544,477
17,985,000		Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C Project, Series 2019, (AMT)	5.000	06/30/58		17,481,208
1,875,000		Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll Series 2019A	5.000	08/01/57		1,876,938
10,000,000	(a)	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2017A, (UB)	4.000	10/15/42		9,284,793
2,500,000		Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2021	4.000	10/15/51		2,230,691
10,000,000	(a)	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2024A, (UB)	4.250	10/15/51		9,429,052
5,000,000		Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2024A	4.375	10/15/59		4,734,358
2,490,000		Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds, Infrastructure Improvement Facilities, Series 2018	5.000	09/01/40		2,466,083
105,000		Winter Garden Housing Finance Corporation, Texas, GNMA/ FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1994, (AMT)	6.950	10/01/27		105,262
780,000	(c)	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Capital Appreciation Series 2015, (Pre- refunded 8/15/25)	0.000	08/15/50		274,267
1,000,000	(c)	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2015B, (Pre-refunded 8/15/25)	0.000	08/15/45		436,682
8,000,000		Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2015B	0.000	08/15/45		2,748,536
1,850,000	(c)	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2015B, (Pre-refunded 8/15/25)	0.000	08/15/50		650,505
4,370,000		Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2015B	0.000	08/15/50		1,130,156
		TOTAL TEXAS				351,266,221

		UTAH - 1.5% (0.9% of Total Investments)
2,000,000	(b)	MIDA Mountain Village Public Infrastructure District, Utah, Subordinate Tax Allocation Revenue Bonds, Series 2024-1	5.125	06/15/54		1,816,806
11,750,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, (AMT)	5.000	07/01/43		11,779,203
15,665,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2021A, (AMT)	5.000	07/01/46		15,665,498

See Notes to Financial Statements	53

Portfolio of Investments April 30, 2025 (continued)

NAD

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		UTAH (continued)
$1,645,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.250%	07/01/53	$	1,662,563
4,250,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.500	07/01/53		4,414,555
1,705,000	(b)	Utah Charter School Finance Authority, Charter School Revenue Bonds, Leadership Learning Academy Project, Series 2019A	5.000	06/15/39		1,620,243
1,670,000	(b)	Utah Charter School Finance Authority, Charter School Revenue Bonds, Leadership Learning Academy Project, Series 2019A	5.000	06/15/50		1,487,332
3,180,000	(b)	Utah Charter School Finance Authority, Revenue Bonds, Wallace Stegner Academy Project, Series 2019A	5.000	06/15/49		2,817,769
		TOTAL UTAH				41,263,969

		VERMONT - 0.1% (0.1% of Total Investments)
2,858,000		Vermont Housing Finance Agency, Multiple Purpose Bonds, Social Series 2024C	4.650	11/01/50		2,814,685
		TOTAL VERMONT				2,814,685

		VIRGIN ISLANDS - 0.4% (0.2% of Total Investments)
3,825,000		Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds, Series 2022A	5.000	10/01/32		3,934,225
1,800,000	(b)	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note Revenue Bonds, Series 2015	5.000	09/01/33		1,804,394
2,000,000		Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2006 - FGIC Insured	5.000	10/01/27		2,010,338
2,240,000	(b)	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A - AGM Insured	5.000	10/01/34		2,242,083
		TOTAL VIRGIN ISLANDS				9,991,040

		VIRGINIA - 2.3% (1.3% of Total Investments)
285,000		Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series 2006	5.000	09/01/26		282,706
1,435,000		Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020	4.000	07/01/45		1,323,516
515,000		Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B	4.875	07/15/40		499,445
1,000,000		Fairfax County Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds, FHA-Insured Mortgage - Cedar Ridge Project, Series 2007, (AMT)	4.850	10/01/48		946,427
11,555,000	(a)	Hampton Roads Transportation Accountability Commission, Virginia, Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series 2022A, (UB)	4.000	07/01/52		10,385,970
350,000		James City County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024A	6.875	12/01/58		374,472
6,250,000		Northern Virginia Transportation Commission, Transportation District Special Obligation Revenue Bonds, Transforming Rail In Virginia Program, Green Series 2022	5.000	06/01/47		6,536,164
6,115,000		Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1	5.000	06/01/47		5,481,850
1,500,000		Virginia Beach Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series 2023A	7.000	09/01/53		1,653,194
2,140,000		Virginia Commonwealth Transportation Board, Interstate 81 Corridor Program Revenue Bonds, Senior Lien Series 2021	5.000	05/15/57		2,197,450
1,000,000		Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2023E-I	4.550	10/01/49		985,110
10,250,000		Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, (AMT)	5.000	12/31/52		9,837,928
14,605,000		Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, (AMT)	5.000	12/31/56		13,876,650

54	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		VIRGINIA (continued)
$9,625,000		Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC Project, Refunding Senior Lien Series 2022, (AMT)	5.000%	12/31/47	$	9,671,651
		TOTAL VIRGINIA				64,052,533

		WASHINGTON - 3.2% (1.9% of Total Investments)
2,375,000	(c)	Grant County Public Utility District 2, Washington, Revenue Bonds, Priest Rapids Hydroelectric Project, Refunding Series 2015A, (Pre-refunded 1/01/26)	5.000	01/01/41		2,403,129
5,090,000		King County Public Hospital District 2, Washington, General Obligation Bonds, EvergreenHealth, Limited Tax 2020A	4.000	12/01/45		4,442,065
2,270,000		Port Everett, Washington, Revenue Bonds, Refunding Series 2016	5.000	12/01/46		2,276,294
15,220,000	(a)	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, (AMT), (UB)	5.000	05/01/43		15,223,265
13,725,000		Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2021C, (AMT)	5.000	08/01/46		13,689,649
15,000,000		Seattle, Washington, Municipal Light and Power Revenue Bonds, Refunding & Improvement Series 2021A	4.000	07/01/47		13,787,260
10,000,000		Seattle, Washington, Municipal Light and Power Revenue Bonds, Refunding & Improvement Series 2023	5.000	03/01/53		10,274,893
4,000,000		Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A	5.000	10/01/32		4,009,233
12,260,000		Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Series 2015A	5.000	10/01/45		12,262,747
6,200,000		Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Refunding Series2021B. Exchange Purchase	3.000	07/01/58		3,876,169
4,000,000		Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018	5.000	07/01/58		3,851,170
2,410,000		Washington State Higher Education Facilities Authority, Revenue Bonds, Seattle University, Series 2020	4.000	05/01/50		2,063,097
305,000		Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012	5.000	01/01/48		270,651
		TOTAL WASHINGTON				88,429,622

		WEST VIRGINIA - 0.3% (0.2% of Total Investments)
1,000,000	(b)	South Charleston, West Virginia, Special District Excise Tax Revenue Improvement Bonds, South Charleston Park Place Project, Series 2022A	4.500	06/01/50		758,820
5,000,000		West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System Obligated Group, Improvement Series 2017A	5.000	06/01/47		5,000,353
3,000,000		West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior Lien Series 2021	4.000	06/01/43		2,811,801
		TOTAL WEST VIRGINIA				8,570,974

		WISCONSIN - 5.3% (3.2% of Total Investments)
3,235,000		Milwaukee, Wisconsin, General Obligation Bonds, Promissory Note Series 2022-B4 - AGM Insured	5.000	04/01/36		3,444,970
1,325,000	(b)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2019A	5.000	06/15/39		1,206,909
2,000,000	(b)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2019A	5.000	06/15/49		1,690,517
1,000,000	(b)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, High Desert Montessori Charter School, Series 2021A	5.000	06/01/51		765,880
34,226	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/47		973
29,918	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/48		799
29,439	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/49		737

See Notes to Financial Statements	55

Portfolio of Investments April 30, 2025 (continued)

NAD

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		WISCONSIN (continued)
$28,482	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000%	01/01/50	$	659
28,003	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/51		610
36,381	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/52		734
35,902	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/53		683
34,705	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/54		618
33,987	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/55		570
33,269	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/56		528
1,810,675	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	5.500	07/01/56		1,304,592
36,859	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/57		549
35,902	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/58		503
34,944	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/59		464
34,226	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/60		425
33,748	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/61		393
32,790	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/62		360
32,072	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/63		333
31,354	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/64		309
30,876	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/65		285
33,269	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/66		284
400,670	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/67		3,088
59,473	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/46		1,835
58,635	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/47		1,666

56	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		WISCONSIN (continued)
$58,216	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000%	01/01/48	$	1,556
57,797	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/49		1,447
56,960	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/50		1,317
62,405	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/51		1,359
1,606,485	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	3.750	07/01/51		1,079,614
61,986	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/52		1,250
61,149	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/53		1,163
60,730	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/54		1,081
59,892	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/55		1,004
59,054	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/56		937
58,635	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/57		873
57,797	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/58		810
57,379	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/59		762
56,960	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/60		707
56,123	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/61		654
55,704	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/62		612
54,866	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/63		570
54,447	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/64		537
54,028	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/65		499
53,191	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/66		454
692,746	(b),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/67		5,339

See Notes to Financial Statements	57

Portfolio of Investments April 30, 2025 (continued)

NAD

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		WISCONSIN (continued)
$5,455,000	(a)	Public Finance Authority of Wisconsin, Health Care System Revenue Bonds, Cone Health, Series 2022A, (UB)	4.000%	10/01/52	$	4,772,636
2,000,000	(b)	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017	6.750	12/01/42		2,018,121
17,500,000	(b)	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017	7.000	12/01/50		17,723,193
3,000,000		Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Retirement Community, Series 2023A	5.000	06/01/52		2,678,400
2,549,679		Public Finance Authority Wisconsin, Tax Exempt Pooled Securities, Certificates Series 2024-2 Class A, (Mandatory Put 8/01/27)	4.000	08/01/59		2,507,194
5,330,000		Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2024A	5.000	06/15/64		5,060,918
4,210,000	(b)	Public Finance Authority, Wisconsin, Tax Increment Revenue Senior Bonds, World Center Project Series 2024A	5.000	06/01/41		4,214,693
4,695,000		University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Sustainability Series 2024A	4.250	04/01/52		4,282,237
270,000	(c)	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B-1, (Pre-refunded 5/15/28)	4.000	11/15/43		275,402
2,275,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B-1	4.000	11/15/43		2,060,151
10,715,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aspirus, Inc. Obligated Group, Inc. Project, Series 2021	4.000	08/15/46		9,830,847
5,810,000	(a)	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital Incorporated Series 2022B, (UB)	5.250	12/01/48		6,001,248
1,690,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, PHW Muskego, Inc. Project, Series 2021	4.000	10/01/41		1,371,566
2,000,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, PHW Muskego, Inc. Project, Series 2021	4.000	10/01/61		1,348,698
5,345,000	(a)	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Aspirus, Inc. Obligated Group, Series 2017, (UB)	5.000	08/15/52		5,291,602
4,220,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Children’s Hospital of Wisconsin, Inc., Series 2017	4.000	08/15/42		3,886,436
4,315,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System Inc Series 2024A	5.500	02/15/54		4,565,043
11,440,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A	5.000	02/15/42		11,382,665
7,000,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A	5.000	02/15/46		6,920,918
2,000,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021	4.000	01/01/47		1,622,563
10,235,000	(a)	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John’s Communities Inc., Refunding Series 2022A, (UB)	5.000	04/01/52		10,391,569
8,770,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2019	4.000	12/15/49		7,594,063
11,720,000	(a)	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Social Series 2024A, (UB)	4.750	09/01/50		11,778,558

58	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		WISCONSIN (continued)
$12,500,000	(a)	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Social Series 2024B, (UB)	4.750%	03/01/51	$	12,558,793
		TOTAL WISCONSIN				149,670,332

		TOTAL MUNICIPAL BONDS (Cost $4,792,137,657)				4,745,258,252

		TOTAL LONG-TERM INVESTMENTS (Cost $4,792,668,268)				4,745,665,593

		FLOATING RATE OBLIGATIONS - (13.5)%				(377,985,000)

		AMTP SHARES, NET - (25.9)%(h)				(727,332,560)

		MFP SHARES, NET - (15.0)%(i)				(420,453,479)

		VRDP SHARES, NET - (17.9)%(j)				(503,964,602)

		OTHER ASSETS & LIABILITIES, NET - 3.3%				92,077,533

		NET ASSETS APPLICABLE TO COMMON SHARES - 100%			$	2,808,007,485

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

(a)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $267,272,263 or 5.6% of Total Investments.

(c)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e)	For fair value measurement disclosure purposes, investment classified as Level 3.
(f)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(g)	When-issued or delayed delivery security.
(h)	AMTP Shares, Net as a percentage of Total Investments is 15.3%.
(i)	MFP Shares, Net as a percentage of Total Investments is 8.9%.
(j)	VRDP Shares, Net as a percentage of Total Investments is 10.6%.

See Notes to Financial Statements	59

Portfolio of Investments April 30, 2025

NEA

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		LONG-TERM INVESTMENTS - 167.4% (100.0% of Total Investments)

		MUNICIPAL BONDS - 167.4% (100.0% of Total Investments)
		ALABAMA - 1.5% (0.9% of Total Investments)
$15,520,000	(a)	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2016B	5.000%	11/15/46	$	15,538,823
5,920,000		Autauga County Board of Education, Alabama, Special Tax Warrants, Series 2021	4.000	04/01/51		5,216,742
35,000		Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series 2020 - BAM Insured	4.000	07/01/35		35,264
4,250,000		Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series 2016A	5.000	02/01/41		4,255,464
9,365,000		Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.250	10/01/49		9,449,130
4,685,000		Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015	5.875	04/15/45		3,282,607
2,410,000		Pike Road, Alabama, General Obligation Warrants, Series 2023	5.000	03/01/52		2,468,284
5,500,000		Southeast Energy Authority, Alabama, A Cooperative District Energy Supply Revenue Bonds Series 2024A	5.000	11/01/35		5,666,609
1,000,000		Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 3, Fixed Rate Series 2022A-1, (Mandatory Put 12/01/29)	5.500	01/01/53		1,060,440
5,310,000	(b)	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A	5.250	05/01/44		5,185,671
		TOTAL ALABAMA				52,159,034

		ARIZONA - 2.5% (1.5% of Total Investments)
6,970,000	(a)	Arizona Industrial Development Authority, (UB)	4.650	10/01/48		7,022,272
1,150,000		Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017A	5.000	07/01/47		1,116,583
1,400,000	(b)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Social Bonds ? Pensar Academy Project, Series 2020	5.000	07/01/45		1,268,577
1,965,000	(a)	Arizona Industrial Development Authority, Single Family Mortgage Revenue Bonds, Series 2024A, (UB)	4.700	10/01/51		1,967,921
7,115,000		Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding Senior Lien Series 2015B - AGM Insured	5.000	07/01/43		7,132,438
1,315,000		Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A	5.000	09/01/42		1,332,751
8,895,000		Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2021A	4.000	09/01/51		7,615,630
5,135,000		Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A	4.000	01/01/36		5,075,773
3,130,000		Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2017D	4.000	01/01/48		2,781,987
5,000,000		Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019A	4.000	01/01/44		4,585,249
6,550,000		Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019A	4.000	07/01/49		5,850,655
1,500,000		Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019A	5.000	07/01/49		1,510,154
6,545,000		Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC Insured	5.500	07/01/37		7,625,368
10,000,000		Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC Insured	5.500	07/01/40		11,642,607
1,465,000	(b)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019	5.000	07/01/49		1,332,861

60	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		ARIZONA (continued)
$5,000,000		Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2024A	5.000%	01/01/54	$	5,195,148
11,080,000		Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007	5.000	12/01/37		11,527,893
2,135,000		Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2024A	5.250	08/01/54		2,177,622
		TOTAL ARIZONA				86,761,489
		ARKANSAS - 0.1% (0.0% of Total Investments)
1,750,000	(b)	Arkansas Development Finance Authority, Charter School Revenue Bonds, Academy of Math and Science - Little Rock Project Series 2024A	7.000	07/01/59		1,599,344
		TOTAL ARKANSAS				1,599,344
		CALIFORNIA - 4.1% (2.4% of Total Investments)
3,335,000		Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2022C - AGM Insured	5.000	10/01/52		3,441,701
4,225,000		Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series 2005B - AGM Insured	0.000	08/01/28		3,792,337
3,450,000		Antelope Valley Joint Union High School District, Los Angeles and Kern Counties, California, General Obligation Bonds, Series 2004B - NPFG Insured	0.000	08/01/29		2,991,193
8,000,000		Beverly Hills Unified School District, Los Angeles County, California, General Obligation Bonds, 2008 Election Series 2009	0.000	08/01/33		6,029,560
50,000		California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-1	5.000	06/01/49		49,241
7,615,000		California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount University, Series 2001A - NPFG Insured	0.000	10/01/25		7,506,585
1,350,000		California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount University, Series 2001A - NPFG Insured	0.000	10/01/39		727,647
1,500,000		California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A	5.000	07/01/42		1,508,030
965,000		California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017	5.000	10/15/47		926,949
5,000,000		California State, General Obligation Bonds, Refunding Various Purpose Series 2017	4.000	08/01/36		4,951,117
5,000		California State, General Obligation Bonds, Series 2004 - AMBAC Insured	5.000	04/01/31		5,006
9,130,000	(b)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.250	12/01/56		9,119,512
8,516	(c),(d)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	07/01/30		8,516
10,931	(c),(d)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	07/01/35		10,931
13,118	(c),(d)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.500	07/01/39		13,118
10,445,000		Castaic Lake Water Agency, California, Certificates of Participation, Water System Improvement Project, Series 1999a - AMBAC Insured	0.000	08/01/29		9,093,881
4,775,000	(e)	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series 2001A - FGIC Insured, (ETM)	0.000	08/01/25		4,733,165
7,775,000		Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A - AGM Insured	0.000	01/15/34		5,669,116
910,000		Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A	6.850	01/15/42		1,039,871

See Notes to Financial Statements	61

Portfolio of Investments April 30, 2025 (continued)

NEA

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		CALIFORNIA (continued)
$5,000,000		Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007 - FGIC Insured	0.000%	08/01/32	$	3,881,430
1,500,000		Lincoln Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 1, Series 2005 - AMBAC Insured	0.000	09/01/26		1,426,346
995,000	(e)	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series 1994, (ETM)	5.375	02/15/34		1,014,944
2,490,000		Madera Unified School District, Madera County, California, General Obligation Bonds, Election 2002 Series 2005 - NPFG Insured	0.000	08/01/27		2,305,910
10,335,000	(f)	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A	0.000	08/01/43		9,960,747
5,500,000		M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B	6.500	11/01/39		6,536,672
14,100,000		New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2009 - AGC Insured	0.000	08/01/34		10,130,763
2,500,000		Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2002 Series 2005B	0.000	08/01/29		2,156,691
375,000		Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Refunding Series 1995 - NPFG Insured	7.400	08/01/25		377,578
1,745,000	(e)	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B, (Pre-refunded 8/15/32) - NPFG Insured	5.000	08/15/34		1,968,463
1,490,000	(e)	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B - NPFG Insured, (ETM)	5.000	08/15/34		1,619,834
1,000,000		Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation Bonds, Series 2005B - AGM Insured	0.000	08/01/29		868,100
9,320,000		Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A - AGC Insured	0.000	08/01/33		6,182,699
1,800,000		Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, 2010 Election Series 2011A	0.000	08/01/28		1,618,255
4,080,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2017A	5.000	07/01/47		4,120,387
2,965,000		San Juan Unified School District, Sacramento County, California, General Obligation Bonds, Series 2004A - NPFG Insured	0.000	08/01/28		2,665,625
4,005,000		San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election of 2000, Series 2002B - FGIC Insured	0.000	09/01/26		3,841,689
15,750,000		San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997 Election Series 2012G - AGM Insured	0.000	08/01/39		8,411,779
5,000,000		San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015	0.000	08/01/46		1,625,219
6,570,000		San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015	0.000	08/01/47		2,012,149
20,990,000		Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed, Capital Appreciation Bonds, San Diego County Tobacco Asset Securitization Corporation, Refunding Senior Series 2019B-Class 2	0.000	06/01/54		4,212,475
2,630,000		Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Series 2001B - FGIC Insured	0.000	09/01/25		2,602,275
		TOTAL CALIFORNIA				141,157,506
		COLORADO - 15.6% (9.3% of Total Investments)
1,785,000		Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2019	5.000	12/01/51		1,618,795
6,600,000		Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2021	4.375	12/01/52		5,364,899
1,250,000	(b)	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2024	5.500	12/01/44		1,234,230

62	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		COLORADO (continued)
$2,500,000		Arapahoe County Water and Wastewater Authority, Colorado, Revenue Bonds, Refunding Series 2019	4.000%	12/01/38	$	2,452,556
1,610,000		Arvada, Colorado, Water Enterprise Revenue Bonds, Series 2022	4.000	12/01/48		1,504,384
2,220,000		Arvada, Colorado, Water Enterprise Revenue Bonds, Series 2022	4.000	12/01/52		2,033,249
3,315,000		Aurora, Colorado, Sewer Improvement Revenue Bonds, Seam Facility and Other System Improvements Project, First Lien Series 2021	4.000	08/01/46		3,142,104
2,000,000		Aurora, Colorado, Sewer Improvement Revenue Bonds, Seam Facility and Other System Improvements Project, First Lien Series 2021	4.000	08/01/51		1,845,285
9,000,000		Boulder Valley School District RE2, Boulder County, Colorado, General Obligation Bonds, Series 2019A	4.000	12/01/48		8,166,047
3,010,000		Brighton, Colorado, Water Activity Enterprise Revenue Bonds, Water System Project, Series 2022	5.000	06/01/42		3,165,404
7,975,000		Brighton, Colorado, Water Activity Enterprise Revenue Bonds, Water System Project, Series 2022	5.000	06/01/52		8,225,278
1,150,000		Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2020 - AGM Insured	4.000	12/01/50		1,022,658
1,060,000		Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Improvement Series 2018	5.250	12/01/48		966,807
1,575,000	(b)	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017	5.000	12/01/37		1,501,418
3,620,000	(b)	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017	5.000	12/01/47		3,209,794
1,445,000		Colorado Bridge and Tunnel Enterprise, Colorado, Senior Infrastructure Revenue Bonds, Series 2024A - AGM Insured	5.500	12/01/54		1,538,256
2,375,000	(g)	Colorado Bridge and Tunnel Enterprise, Colorado, Senior Infrastructure Revenue Bonds, Series 2025A	5.250	12/01/50		2,466,970
2,545,000		Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University of Denver, Series 2017A	5.000	03/01/47		2,565,363
2,005,000	(e)	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)	5.000	06/01/34		2,077,925
4,615,000	(e)	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)	5.000	06/01/35		4,782,854
7,205,000	(e)	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)	5.000	06/01/36		7,467,057
8,715,000	(e)	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)	5.000	06/01/37		9,031,978
4,105,000	(e)	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)	5.000	06/01/42		4,254,305
8,545,000	(e)	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)	5.000	06/01/47		8,855,794
10,575,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2021A	4.000	11/15/46		9,557,840
33,390,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2021A	4.000	11/15/50		29,151,120
3,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018A	5.000	11/15/48		3,031,340
1,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016	5.000	01/01/31		1,002,710
4,290,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016	5.000	01/01/37		4,292,678
21,340,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2	5.000	08/01/44		21,179,399
17,205,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2 - BAM Insured	4.000	08/01/49		15,260,496

See Notes to Financial Statements	63

Portfolio of Investments April 30, 2025 (continued)

NEA

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		COLORADO (continued)
$11,075,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2	4.000%	08/01/49	$	9,576,637
3,410,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2022A	5.500	11/01/47		3,550,476
3,500,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2020A	4.000	12/01/50		2,879,331
750,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A	5.250	05/15/37		757,607
1,500,000	(e)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, (Pre-refunded 9/01/25)	4.000	09/01/34		1,503,008
7,080,000	(e)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2020A, (Pre-refunded 9/01/30)	4.000	09/01/45		7,325,726
3,000,000	(e)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2020A, (Pre-refunded 9/01/30)	4.000	09/01/50		3,104,122
4,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford Health, Series 2019A	4.000	11/01/39		3,853,370
3,300,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A	4.000	01/01/38		3,140,334
5,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019B	4.000	01/01/40		4,709,971
4,150,000		Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017	5.000	12/31/56		4,042,124
1,889,000		Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018	5.625	12/01/32		1,873,484
2,660,000		Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018	5.875	12/01/46		2,552,199
2,000,000		Colorado School of Mines Board of Trustees, Golden, Colorado, Institutional Enterprise Revenue Bonds, Series 2023C	5.250	12/01/53		2,085,899
1,500,000	(e)	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2016B, (Pre-refunded 3/01/27)	5.000	03/01/41		1,555,056
6,000,000		Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017E	4.000	03/01/43		5,466,784
7,000,000		Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2019O	4.000	03/15/44		6,447,571
2,550,000		Colorado State, Certificates of Participation, Lease Purchase Agreement Department of Transportation Second Amended & Restated Headquaters Facilities, Refunding Series 2020	4.000	06/15/41		2,415,280
5,000,000		Colorado State, Certificates of Participation, Rural Series 2018A	4.000	12/15/35		4,992,768
7,115,000	(e)	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016, (Pre-refunded 8/01/26)	5.000	08/01/41		7,290,514
1,000,000	(e)	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016, (Pre-refunded 8/01/26)	5.000	08/01/46		1,024,668
1,250,000		Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019	5.000	12/01/39		1,115,816
15,370,000		Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds, Series 2024	0.000	12/01/31		8,784,372
2,930,000		Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022B	5.000	11/15/47		3,009,103
6,700,000		Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022B	5.250	11/15/53		6,997,442
5,000,000		Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018B	5.000	12/01/43		5,063,214
6,500,000		Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Current Interest Series 2018A-1	5.000	08/01/48		6,526,159
10,000,000		Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Series 2021A	4.000	08/01/51		8,871,934

64	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		COLORADO (continued)
$5,120,000		Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016	5.000%	12/01/32	$	5,127,548
2,935,000		Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016	5.000	12/01/35		2,937,430
1,800,000		Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016	5.000	12/01/40		1,792,074
325,000	(b)	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A	5.250	12/01/39		308,380
1,500,000	(b)	DIATC Metropolitan District, Commerce City, Adams County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2019	5.000	12/01/49		1,332,923
45,540,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B - NPFG Insured	0.000	09/01/30		37,521,672
16,635,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B - NPFG Insured	0.000	09/01/32		12,599,978
49,250,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B - NPFG Insured	0.000	09/01/33		35,611,828
9,310,000		E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A - NPFG Insured	0.000	09/01/28		8,284,169
2,900,000		E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A - NPFG Insured	0.000	09/01/34		1,997,511
18,500,000		E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A - NPFG Insured	0.000	03/01/36		11,754,952
5,950,000	(b)	Falcon Area Water and Wastewater Authority (El Paso County, Colorado), Tap Fee Revenue Bonds, Series 2022A	6.750	12/01/34		5,740,371
3,850,000		Firestone, Colorado, Water Enterprise Revenue Bones, Series 2020 - BAM Insured	4.000	12/01/49		3,558,629
5,000,000		Gunnison Watershed School District RE1J, Gunnison and Saguache Counties, Colorado, General Obligation Bonds, Series 2023	5.000	12/01/47		5,235,670
4,070,000	(b)	Hess Ranch Metropolitan District 5, Parker, Colorado, Special Assessment Revenue Bonds, Special Improvement District 2, Series 2024	5.500	12/01/44		3,807,622
5,700,000		Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021 - AGM Insured	4.000	12/01/46		5,234,521
1,440,000		Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021 - AGM Insured	4.000	12/01/51		1,286,776
2,000,000		Leyden Rock Metropolitan District, Arvada, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax, Refunding & Improvement Series 2021 - AGM Insured	4.000	12/01/51		1,759,608
1,000,000		Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2016	5.000	12/01/36		1,008,448
1,000,000		Louisville, Boulder County, Colorado, General Obligation Bonds, Limited Tax, Series 2017	4.000	12/01/36		1,000,989
1,730,000		Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2022	6.750	12/01/52		1,716,316
1,230,000		North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Senior Series 2021A - AGM Insured	4.000	12/01/51		1,078,446
1,085,000		North Range Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Bonds, Refunding Special Revenue & Improvement Series 2017A	5.750	12/01/47		1,043,150
5,000,000		Northern Colorado Water Conservancy District Building Corporation, Certificates of Participation, Refunding Series 2021	4.000	07/01/51		4,581,541

See Notes to Financial Statements	65

Portfolio of Investments April 30, 2025 (continued)

NEA

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		COLORADO (continued)
$2,325,000		Northern Colorado Water Conservancy District, Certificates of Participation, Series 2022	5.000%	07/01/42	$	2,413,842
16,320,000		Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A	5.000	12/01/45		16,347,298
3,680,000		Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2017A	5.000	12/01/46		3,683,008
4,055,000		Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2019A - AGM Insured	4.000	12/01/39		3,847,513
3,000,000		Parker Water and Sanitation District, Douglas County, Colorado, Water and Sewer Enterprise Revenue Bonds, Refunding & Improvement Series 2022	4.000	11/01/47		2,812,115
4,861,000	(b)	Platte River Metropolitan District, Weld County, Colorado, General Obligation Bonds, Limited Tax Refunding Series 2023A	6.500	08/01/53		4,841,749
600,000	(b)	Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, EVRAZ Project, Series 2021A	4.750	12/01/45		523,627
9,865,000		Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017	5.000	12/01/42		9,981,283
3,600,000		Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017	5.000	12/01/47		3,624,110
2,350,000		Roaring Fork Transporation Authority, Colorado, Property Tax Revenue Bonds, Series 2021A	4.000	12/01/46		2,221,530
850,000		Sierra Ridge Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding Bonds, Series 2022 - AGM Insured	5.000	12/01/52		859,186
1,000,000	(b)	Sky Ranch Community Authority Board (Arapahoe County, Colorado), Limited Tax Supported District No. 3 Senior Bonds (Tax-Exempt Fixed Rate), Series 2022A and Subordinate Bonds (Tax-Exempt Fixed Rate), Series 2022B(3)	5.750	12/01/52		899,222
1,000,000		STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A	5.000	12/01/49		1,030,181
3,250,000		Thompson Crossing Metropolitan District 2, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016B - AGM Insured	5.000	12/01/46		3,266,941
600,000	(b)	Thompson Crossing Metropolitan District 6, Larimer County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2020	3.000	12/01/30		534,882
1,300,000	(b)	Thompson Crossing Metropolitan District 6, Larimer County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2020	5.000	12/01/44		1,202,565
995,000		Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1	5.000	12/01/51		730,546
1,000,000		Triview Metropolitan District, El Paso County, Colorado, Water and Wastewater Enterprise Revenue Bonds, Green Series 2020 - BAM Insured	3.250	12/01/45		815,744
2,500,000		University of Colorado, Enterprise System Revenue Bonds, Refunding Green Series 2021A	4.000	06/01/46		2,345,247
2,500,000		Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General Obligation Refunding Bonds, Series 2016A - BAM Insured	4.000	12/01/36		2,462,736
5,000,000		Weld County School District 6, Greeley, Colorado, General Obligation Bonds, Series 2020	5.000	12/01/44		5,123,844
2,175,000		Weld County School District RE1, Colorado, General Obligation Bonds, Series 2017	5.000	12/15/30		2,223,387
5,650,000		Weld County School District RE-4, Windsor, Colorado, General Obligation Bonds, Series 2023	5.250	12/01/47		5,962,044
7,810,000		West Globeville Metropolitan District 1, Denver, Colorado, General Obligation Limited Tax Bonds, Series 2022	6.750	12/01/52		7,077,824
10,825,000	(b)	West Globeville Metropolitan District 1, Denver, Colorado, General Obligation Limited Tax Bonds, Series 2024A-2	8.000	12/01/54		6,156,160

66	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		COLORADO (continued)
$1,785,000	(b)	West Meadow Metropolitan District, Town of Fraser, Grand County, Colorado, Limited Tax General Obligation Bonds, Senior Series 2023A	6.500%	12/01/50	$	1,800,889
500,000		Westerly Metropolitan District 4, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-1	5.000	12/01/50		451,831
		TOTAL COLORADO				542,043,818
		CONNECTICUT - 0.7% (0.4% of Total Investments)
1,650,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2016Q-1	5.000	07/01/46		1,650,185
6,000,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2021A	4.000	07/01/51		5,251,088
2,800,000	(b)	Connecticut Health and Educational Facilities Authority, Revenue Bonds, McLean Affiliates, Series 2020A	5.000	01/01/55		2,271,111
7,165,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Refunding Series 2015L	5.000	07/01/45		7,016,303
500,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2017I-1	5.000	07/01/34		511,045
7,500,000		Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2020A	5.000	05/01/37		7,910,927
		TOTAL CONNECTICUT				24,610,659
		DELAWARE - 0.0% (0.0% of Total Investments)
1,000,000		Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical Center Project, Series 2018	5.000	06/01/48		954,551
		TOTAL DELAWARE				954,551
		DISTRICT OF COLUMBIA - 4.3% (2.6% of Total Investments)
1,250,000		District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013	5.000	10/01/45		1,159,709
107,000,000		District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A	0.000	06/15/46		26,697,559
19,035,000		District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Refunding Subordinate Lien Series 2014C	4.000	10/01/41		17,762,352
5,000,000		District of Columbia, General Obligation Bonds, Series 2021D	4.000	02/01/46		4,585,125
6,600,000		District of Columbia, General Obligation Bonds, Series 2024A	5.000	08/01/49		6,843,465
3,500,000		District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2017	5.000	04/01/35		3,549,516
3,440,000		District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2017	5.000	04/01/36		3,482,045
60,000	(e)	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2017, (Pre-refunded 4/01/27)	5.000	04/01/36		62,243
5,455,000		Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B	4.000	10/01/44		4,908,096
4,750,000		Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B	5.000	10/01/47		4,796,194
13,710,000		Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B	4.000	10/01/49		11,846,017
7,000,000		Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B - AGC Insured	0.000	10/01/36		4,295,297
32,000,000	(e)	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, (Pre-refunded 10/01/26) - AGC Insured	6.500	10/01/41		33,489,702
18,000,000		Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B	6.500	10/01/44		19,174,862
3,000,000		Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018	5.000	07/01/43		3,017,832

See Notes to Financial Statements	67

Portfolio of Investments April 30, 2025 (continued)

NEA

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		DISTRICT OF COLUMBIA (continued)
$4,270,000		Washington Metropolitan Area Transit Authority, Second Lien Dedicated Revenue Bonds, Sustainability- Climate Transition, Series 2024A	5.250%	07/15/59	$	4,470,476
		TOTAL DISTRICT OF COLUMBIA				150,140,490
		FLORIDA - 7.6% (4.6% of Total Investments)
2,800,000		Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2016	5.000	09/01/46		2,721,772
2,830,000		City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015	5.000	09/01/41		2,838,916
5,810,000		Collier County, Florida, Tourist Development Tax Revenue Bonds, Series 2018	4.000	10/01/43		5,563,939
530,000	(b)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2020C	5.000	09/15/50		459,875
6,925,000	(a)	Florida Housing Finance Corp, (UB)	4.700	07/01/49		6,856,283
6,060,000	(a)	Florida Housing Finance Corp, (UB)	4.750	07/01/54		6,013,596
1,040,000		Florida Municipal Loan Council, Revenue Bonds, Series 2000B - NPFG Insured	0.000	11/01/25		1,017,335
1,590,000		Florida Municipal Loan Council, Revenue Bonds, Series 2000B - NPFG Insured	0.000	11/01/26		1,492,717
2,000,000		Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series 2019A	4.000	10/01/49		1,791,130
5,875,000		Hillsborough County Industrial Development Authority, Florida, Health System Revenue Bonds, BayCare Health System Series 2024C	5.250	11/15/49		6,154,595
3,760,000	(a)	Hillsborough County Industrial Development Authority, Florida, Health System Revenue Bonds, BayCare Health System Series 2024C, (UB)	4.125	11/15/51		3,430,334
13,480,000		Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A	4.000	08/01/50		11,557,972
5,060,000		Hollywood, Florida, General Obligation Bonds, Series 2022	5.000	07/01/47		5,201,954
3,810,000		Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A - AGM Insured	5.000	02/01/40		3,828,451
19,145,000		Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A - AGM Insured	5.000	02/01/44		19,234,444
205,000		Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017	5.000	07/01/32		197,337
5,035,000		Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017	5.125	07/01/46		4,482,771
2,420,000		Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Refunding Series 2024B	5.250	04/01/45		2,512,227
27,470,000		Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A	5.000	04/01/53		27,470,679
10,000,000		Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A	5.000	07/01/35		10,020,197
5,560,000		Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Nicklaus Children’s Hospital Project, Refunding Series 2021A	4.000	08/01/51		4,887,314
3,000,000		Miami-Dade County Industrual Development Authority, Florida, Revenue Bonds, Doral Academy, Seres 2018	5.000	01/15/48		2,845,813
7,000,000	(a)	Miami-Dade County School District, Florida, General Obligation Bonds, School Series 2022A - BAM Insured, (UB)	5.000	03/15/52		7,209,863
14,015,000		Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2016A	5.000	10/01/41		14,080,868
4,715,000		Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2017	5.000	06/01/38		4,796,786
7,000,000		Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2018	4.000	07/01/48		6,225,162

68	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY		VALUE
	FLORIDA (continued)
$5,000,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2022	5.000%	07/01/51	$	5,094,185
6,000,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2019B	4.000	10/01/44		5,589,894
3,965,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2019B	4.000	10/01/49		3,373,405
8,900,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2024A	5.250	10/01/54		9,287,841
11,240,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health Obligated Group, Inc., Series 2022	4.000	10/01/52		9,680,978
3,260,000	Orange County Health Facilities Authority, Florida, Revenue Bonds, Presbyterian Retirement Communities Project, Series 2024	5.000	08/01/54		3,134,119
1,095,000	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2	0.000	10/01/32		813,282
4,250,000	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1	5.000	10/01/49		4,300,663
2,155,000	Palm Beach County Health Facilities Authority, Florida Retirement Communities Revenue Bonds, ACTS Retirement - Life Communities, Inc Obligated Group, Series 2018A	5.000	11/15/45		2,105,133
4,680,000	Palm Beach County Health Facilities Authority, Florida, Retirement Communities Revenue Bonds, ACTS Retirement - Life Communities, Inc Obligated Group, Series 2016	5.000	11/15/32		4,743,110
8,200,000	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding Series 2018A	5.000	03/15/42		8,242,785
12,170,000	Sarasota County Public Hospital District, Florida, Hospital Revenue Bonds, Sarasota Memorial Hospital Project, Series 2018	4.000	07/01/48		10,757,131
6,625,000	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015	4.000	05/01/33		6,625,164
8,000,000	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Refunding Series 2017	5.000	08/15/42		8,052,715
8,595,000	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Refunding Series 2017	5.000	08/15/47		8,609,293
310,000	Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments Special Purpose Bonds, Stadium Project, Series 1995 - NPFG Insured	5.750	10/01/25		313,070
4,000,000	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2016A	4.000	11/15/46		3,489,822
7,400,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc. Project, Series 2015	5.000	06/01/45		6,982,594
	TOTAL FLORIDA				264,087,514
	GEORGIA - 4.9% (2.9% of Total Investments)
10,235,000	Clarke County Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Healthcare, Inc. Project, Series 2016A	5.000	07/01/46		10,249,934
2,000,000	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System, Series 2017A	5.000	04/01/42		2,004,780
10,000,000	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System, Series 2017A	5.000	04/01/47		9,895,169
2,500,000	Columbia County Hospital Authority, Georgia, Revenue Anticipation Certificates, WellStar Health System, Inc. Project, Series 2023B	5.125	04/01/53		2,525,408
5,300,000	Crisp County Hospital Authority, Georgia, Revenue Anticipation Certificates, Crisp County Hospital Project, Series 2021	4.000	07/01/46		4,813,719
5,725,000	Fayette County Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Healthcare, Inc. Project, Series 2016A	5.000	07/01/46		5,733,353

See Notes to Financial Statements	69

Portfolio of Investments April 30, 2025 (continued)

NEA

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		GEORGIA (continued)
$4,330,000		Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc Project, Series 2017A	5.000%	04/01/42	$	4,340,348
7,250,000		Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc Project, Series 2017A	5.000	04/01/47		7,173,998
6,370,000		Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc Project, Series 2017A	4.000	04/01/50		5,527,431
9,495,000	(a)	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Facilities, Series 2024, (UB)	5.000	06/15/56		9,776,878
4,000,000		Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc. Project, Series 2016A	5.000	07/01/46		4,005,836
5,000,000		Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc. Project, Series 2019A	4.000	07/01/49		4,430,675
7,500,000		Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2017B	5.500	02/15/42		7,614,207
2,000,000		Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2021A	4.000	02/15/40		1,905,001
6,665,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2024A	4.700	12/01/54		6,604,686
8,000,000		Georgia Ports Authority, Revenue Bonds, Series 2021	4.000	07/01/51		7,255,175
1,860,000		Georgia Ports Authority, Revenue Bonds, Series 2022	4.000	07/01/52		1,680,485
11,000,000		Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System Inc., Series 2017A	4.000	04/01/42		10,003,326
1,350,000		Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2005	5.250	02/01/27		1,401,671
1,860,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2019A	5.000	05/15/43		1,879,457
14,100,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2019A	5.000	05/15/49		14,272,875
3,425,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2023C, (Mandatory Put 9/01/30)	5.000	09/01/53		3,582,529
10,160,000	(a)	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2023C, (Mandatory Put 9/01/30), (UB)	5.000	09/01/53		10,627,299
6,310,000		Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Series 2015B	5.000	07/01/43		6,359,942
5,680,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A	5.000	07/01/60		5,644,967
3,300,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A	5.500	07/01/60		3,301,798
3,750,000		Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Series 2024A	5.250	01/01/49		3,945,096
4,710,000		Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Series 2024A - BAM Insured	5.250	01/01/54		4,927,548
8,230,000		Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2015	5.000	10/01/40		8,238,873
		TOTAL GEORGIA				169,722,464
		HAWAII - 0.4% (0.2% of Total Investments)
10,000,000	(a)	Hawaii State, Airport System Revenue Bonds, Series 2025B, (UB)	5.000	07/01/49		10,373,159
3,500,000		Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Green Senior Series 2023	5.000	07/01/48		3,640,497
		TOTAL HAWAII				14,013,656
		IDAHO - 1.0% (0.6% of Total Investments)
5,000,000		Boise City Water Renewal System, Idaho, Revenue Bonds, Refunding Series 2022	5.000	09/01/47		5,157,597
855,000		Boise State University, Idaho, General Revenue Bonds, Project & Refunding Series 2025A	5.000	04/01/50		884,712
3,860,000		Boise State University, Idaho, General Revenue Bonds, Series 2023A	5.250	04/01/53		4,012,423

70	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		IDAHO (continued)
$7,885,000		Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series 2021A	4.000%	03/01/51	$	6,828,199
2,080,000		Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood Terrace Project, Series 2002A-1	7.250	03/20/37		2,103,378
5,500,000	(b)	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, The College of Idaho Project, Series 2023	5.875	11/01/53		5,483,027
2,680,000	(a)	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2024A, (UB)	4.600	01/01/49		2,628,219
4,790,000	(a)	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2024A, (UB)	4.650	01/01/54		4,695,195
3,325,000		Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special Assessment Bonds, Series 2024	6.250	09/01/53		3,409,863
		TOTAL IDAHO				35,202,613

		ILLINOIS - 15.4% (9.2% of Total Investments)
1,000,000		Board of Regents of Illinois State University, Auxiliary Facilities System Revenue Bonds, Series 2018A - AGM Insured	5.000	04/01/34		1,031,671
285,000		Board of Regents of Illinois State University, Auxiliary Facilities System Revenue Bonds, Series 2018A - AGM Insured	5.000	04/01/37		291,986
1,370,000		Board of Regents of Illinois State University, Auxiliary Facilities System Revenue Bonds, Series 2018A - AGM Insured	5.000	04/01/38		1,399,929
4,595,000		Bolingbrook, Will and DuPage Counties, Illinois, General Obligation Bonds, Refunding Series 2002B - FGIC Insured	0.000	01/01/32		3,426,566
4,000,000		Bolingbrook, Will and DuPage Counties, Illinois, General Obligation Bonds, Refunding Series 2002B - FGIC Insured	0.000	01/01/34		2,696,390
11,000,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016	6.000	04/01/46		11,211,435
3,155,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2023	5.750	04/01/48		3,315,800
5,750,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H	5.000	12/01/36		5,570,448
6,920,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018D	5.000	12/01/46		6,437,621
11,450,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A	7.000	12/01/44		11,541,521
1,785,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B	6.500	12/01/46		1,808,691
23,535,000	(b)	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A	7.000	12/01/46		24,311,128
2,900,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2022A	5.000	12/01/47		2,743,967
2,175,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2023A	6.000	12/01/49		2,292,521
685,000		Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A - NPFG Insured	5.500	12/01/26		693,191
4,000,000		Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A	4.000	12/01/50		3,470,027
14,765,000		Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A - BAM Insured	4.000	12/01/50		13,005,948
4,000,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2018B	5.000	01/01/53		4,001,384
15,000,000	(a)	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2024B, (UB)	5.250	01/01/53		15,724,979
1,000,000	(a)	Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A, (UB)	5.500	01/01/40		1,038,163
4,000,000		Chicago, Illinois, General Obligation Bonds, Series 2019A	5.000	01/01/40		3,945,562
5,425,000		Chicago, Illinois, General Obligation Bonds, Series 2019A	5.500	01/01/49		5,435,315
12,190,000		Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Project, Series 2023A - AGM Insured	5.250	01/01/53		12,717,276
2,000,000		Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Project, Series 2023A - AGM Insured	5.250	01/01/58		2,065,922

See Notes to Financial Statements	71

Portfolio of Investments April 30, 2025 (continued)

NEA

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		ILLINOIS (continued)
$7,240,000	(a)	Chicago, Illinois, Water Revenue Bonds, Second Lien Series 2023A - AGM Insured, (UB)	5.250%	11/01/53	$	7,479,975
6,030,000		Chicago, Illinois, Water Revenue Bonds, Second Lien Series 2023A - AGM Insured	5.500	11/01/62		6,353,860
4,500,000		Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2017	5.000	12/01/47		4,480,344
3,500,000		Evanston, Cook County, Illinois, General Obligation Bonds, Corporate Purpose Series 2018A	4.000	12/01/43		3,190,709
2,750,000		Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History, Series 2002.RMKT	3.900	11/01/36		2,720,690
5,265,000		Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History, Series 2002.RMKT	5.500	11/01/36		5,274,749
3,215,000		Illinois Finance Authority, Health Services Facility Lease Revenue Bonds, Provident Group - UIC Surgery Center, LLC - University of Illinois Health Services Facility Project, Series 2020	4.000	10/01/50		2,710,224
790,000	(e)	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance, Series 2016C, (Pre-refunded 2/15/27)	4.000	02/15/41		799,827
25,090,000		Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance, Series 2016C	4.000	02/15/41		23,082,542
3,500,000		Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C	5.000	02/15/32		3,569,278
55,000	(e)	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, (Pre-refunded 2/15/27)	4.000	02/15/41		55,684
1,200,000	(e)	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, (Pre-refunded 2/15/27)	4.000	02/15/41		1,214,927
3,000,000		Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C	5.000	02/15/41		3,019,448
2,500,000		Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding Series 2021A	4.000	08/01/51		2,000,922
1,000,000	(b)	Illinois Finance Authority, Revenue Bonds, DePaul College Prep Foundation, Series 2023A	5.625	08/01/53		1,025,440
16,165,000		Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016	5.000	12/01/40		16,165,171
10,945,000		Illinois Finance Authority, Revenue Bonds, Northshore - Edward-Elmhurst Health Credit Group, Series 2022A	4.000	08/15/42		10,153,592
5,285,000		Illinois Finance Authority, Revenue Bonds, Northshore - Edward-Elmhurst Health Credit Group, Series 2022A	5.000	08/15/51		5,389,175
22,590,000		Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A	5.000	11/15/45		22,276,607
7,285,000		Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C	5.000	08/15/35		7,296,058
4,135,000		Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C	5.000	08/15/44		4,022,058
5,410,000		Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Series 2017A	5.000	03/01/47		5,271,672
14,200,000		Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed Period Series 2021A	4.000	08/15/41		13,104,106
11,860,000	(a)	Illinois Housing Development Authority, Revenue Bonds, Social Series 2024I, (UB)	4.625	04/01/50		11,647,541
5,000,000		Illinois State, General Obligation Bonds, December Series 2017A	5.000	12/01/34		5,110,017
2,000,000		Illinois State, General Obligation Bonds, December Series 2017A	5.000	12/01/35		2,039,562
5,420,000		Illinois State, General Obligation Bonds, December Series 2017A	5.000	12/01/39		5,488,967
1,750,000		Illinois State, General Obligation Bonds, January Series 2016	5.000	01/01/32		1,761,496
3,565,000		Illinois State, General Obligation Bonds, June Series 2016	5.000	06/01/26		3,624,272
4,170,000		Illinois State, General Obligation Bonds, June Series 2022A	5.500	03/01/47		4,296,276
17,000,000		Illinois State, General Obligation Bonds, May Series 2018A	6.000	05/01/26		17,414,970
4,485,000		Illinois State, General Obligation Bonds, May Series 2018A	6.000	05/01/27		4,693,900
1,115,000		Illinois State, General Obligation Bonds, May Series 2020	5.500	05/01/30		1,171,270
5,305,000		Illinois State, General Obligation Bonds, May Series 2020	5.500	05/01/39		5,565,928
2,360,000		Illinois State, General Obligation Bonds, May Series 2020	5.750	05/01/45		2,463,753
4,825,000		Illinois State, General Obligation Bonds, May Series 2023B	5.500	05/01/47		4,972,675

72	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		ILLINOIS (continued)
$9,710,000		Illinois State, General Obligation Bonds, October Series 2016	5.000%	02/01/27	$	9,959,889
5,000,000		Illinois State, General Obligation Bonds, October Series 2022C	5.500	10/01/41		5,305,999
29,430,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A	5.000	01/01/40		29,199,392
10,000,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2019A	5.000	01/01/44		10,167,028
12,010,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2020A	5.000	01/01/45		12,276,329
9,640,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2021A	4.000	01/01/42		9,220,831
10,455,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2021A	5.000	01/01/46		10,766,241
5,410,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Series 2023A	5.250	01/01/43		5,735,170
5,420,000		Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001 - FGIC Insured	6.000	11/01/26		5,509,753
1,175,000		Macon and DeWitt Counties Community Unit School District 2 Maroa-Forsyth, Illinois, General Obligation Bonds, Series 2021 - AGM Insured	4.000	12/01/41		1,126,757
5,080,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A	5.000	06/15/50		5,043,798
8,800,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A	5.500	06/15/53		8,817,122
4,750,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A	5.000	06/15/57		4,625,882
33,000,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1 - AGM Insured	0.000	06/15/45		11,918,485
5,355,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1 - AGM Insured	0.000	06/15/46		1,818,883
195,000	(e)	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, (ETM)	0.000	06/15/30		162,853
3,505,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A	0.000	06/15/30		2,834,384
28,000,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - AGM Insured	0.000	12/15/35		18,005,431
3,280,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	06/15/37		1,854,667
11,715,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	12/15/38		6,051,097
2,955,000	(e)	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, (ETM)	7.000	07/01/26		3,027,083
2,300,000		Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2000A - NPFG Insured	6.500	07/01/30		2,545,964
2,855,000		Sangamon County School District 186 Springfield, Illinois, General Obligation Bonds, Alternate Revenue Source Series 2023 - AGM Insured	5.500	06/01/58		3,001,683
2,500,000		Sangamon County Water Reclamation District, Illinois, General Obligation Bonds Alternate Revenue Source, Project & Refunding Series 2019A - BAM Insured	4.000	01/01/44		2,318,296
		TOTAL ILLINOIS				532,378,143

		INDIANA - 2.7% (1.6% of Total Investments)
6,000,000		Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014	5.000	10/01/44		5,762,545
7,000,000		Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Fixed Rate Series 2019A	4.000	12/01/49		6,141,113
1,875,000		Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015A	4.000	12/01/40		1,747,347

See Notes to Financial Statements	73

Portfolio of Investments April 30, 2025 (continued)

NEA

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		INDIANA (continued)
$3,400,000		Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015A	5.000%	12/01/40	$	3,401,587
13,415,000		Indiana Finance Authority, Hospital Revenue Bonds, Reid Health Series 2022 - AGM Insured	5.000	01/01/52		13,244,650
11,000,000		Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2016A	5.000	10/01/46		11,043,463
12,820,000		Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2022B	5.250	10/01/52		13,241,401
5,130,000		Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2016A	5.000	10/01/46		5,168,449
8,000,000	(a)	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2024D-1, (UB)	4.750	07/01/54		7,938,741
1,000,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Senior Series 2023E	6.000	03/01/53		1,045,238
3,460,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Subordinate Series 2023F-1 - BAM Insured	5.000	03/01/53		3,536,820
8,040,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Stormwater Project, Green Series 2022C	5.000	01/01/52		8,285,768
9,560,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E - AMBAC Insured	0.000	02/01/26		9,300,421
1,000,000		Northern Indiana Commuter Transportation District, Indiana, Limited Obligation Revenue Bonds, Series 2024	5.250	01/01/49		1,051,392
1,580,000		Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005Z - AGM Insured	0.000	01/15/28		1,433,645
		TOTAL INDIANA				92,342,580

		IOWA - 1.0% (0.6% of Total Investments)
6,775,000		Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise Retirement Community Project, Refunding Series 2021	5.000	09/01/51		4,987,791
8,250,000	(e)	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, (Pre-refunded 12/01/32)	5.000	12/01/50		9,211,223
7,000,000	(e)	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, (Pre-refunded 12/01/32), (Mandatory Put 12/01/42)	5.000	12/01/50		7,815,583
3,085,000		Iowa Finance Authority, Senior Housing Revenue Bonds, Northcrest Inc. Project, Series 2018A	5.000	03/01/48		2,817,866
4,700,000	(e)	Xenia Rural Water District, Iowa, Water Revenue Bonds, Refunding Capital Loan Note Series 2016, (Pre-refunded 12/01/26)	5.000	12/01/36		4,847,533
5,990,000	(e)	Xenia Rural Water District, Iowa, Water Revenue Bonds, Refunding Capital Loan Note Series 2016, (Pre-refunded 12/01/26)	5.000	12/01/41		6,178,027
		TOTAL IOWA				35,858,023

		KANSAS - 0.7% (0.4% of Total Investments)
5,000,000		Ellis County Unified School District 489 Hays, Kansas, General Obligation Bonds, Refunding & Improvement Series 2022B - AGM Insured	5.000	09/01/42		5,189,106
3,050,000		Ellis County Unified School District 489 Hays, Kansas, General Obligation Bonds, Refunding & Improvement Series 2022B - AGM Insured	5.000	09/01/47		3,136,465
3,700,000		Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series 2018A - BAM Insured	5.000	04/01/38		3,759,295
6,000,000		Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2018A	5.000	07/01/43		6,018,156
6,465,000		Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2018A	5.000	07/01/48		6,468,593
		TOTAL KANSAS				24,571,615

74	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		KENTUCKY - 1.1% (0.7% of Total Investments)
$6,010,000		Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton Healthcare Inc., Series 2000B - NPFG Insured	0.000%	10/01/28	$	5,162,997
1,300,000		Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A	5.000	06/01/37		1,304,151
700,000	(a)	Kentucky Housing Corporation, Single Family Mortgage Revenue Bonds, Series 2024C, (UB)	4.400	07/01/44		684,251
1,290,000	(a)	Kentucky Housing Corporation, Single Family Mortgage Revenue Bonds, Series 2024C, (UB)	4.600	07/01/49		1,264,253
4,855,000	(a)	Kentucky Housing Corporation, Single Family Mortgage Revenue Bonds, Series 2024C, (UB)	4.650	01/01/55		4,749,834
5,000,000		Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation First Tier Series 2013C	6.750	07/01/43		5,639,133
8,610,000		Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation First Tier Series 2013C	6.875	07/01/46		9,740,341
10,000,000	(a)	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2024A-1, (Mandatory Put 7/01/30), (UB)	5.000	05/01/55		10,389,679
		TOTAL KENTUCKY				38,934,639

		LOUISIANA - 2.2% (1.3% of Total Investments)
5,945,000		Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013	6.000	07/01/36		5,946,166
5,000,000		East Baton Rouge Parish Capital Improvement District, Louisiana, MOVEBR Sales Tax Revenue Bonds, Series 2019	5.000	08/01/48		5,043,342
1,870,000		Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2017B - AGM Insured	5.000	12/01/42		1,887,700
3,900,000	(a)	Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds, Home Ownership Program, Series 2024A, (UB)	4.550	12/01/49		3,846,121
1,875,000	(a)	Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds, Home Ownership Program, Series 2024A, (UB)	4.650	12/01/54		1,837,395
1,965,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Refunding Series 2023	5.000	02/01/41		2,040,220
3,600,000	(b)	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young Audiences Charter School, Series 2019A	5.000	04/01/49		3,007,927
1,695,000		Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A	5.000	07/01/46		1,669,191
13,590,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017	5.000	05/15/46		13,485,630
20,000	(e)	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016, (Pre-refunded 5/15/26)	4.000	05/15/35		20,168
2,345,000		Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016	4.000	05/15/36		2,315,883
20,000	(e)	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016, (Pre-refunded 5/15/26)	5.000	05/15/47		20,371
3,615,000		Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series 2023A	5.000	07/01/48		3,683,085
10,765,000		Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series 2023A	5.250	07/01/53		11,039,088
3,500,000		New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, Series 2024C-1	5.000	01/01/54		3,559,628
10,000,000		New Orleans, Louisiana, General Obligation Bonds, Public Improvement Series 2024A	5.000	12/01/53		10,161,812
5,000,000		Saint Tammany Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, St. Tammany Parish Hospital Project, Refunding Series 2018A	5.000	07/01/48		4,847,255

See Notes to Financial Statements	75

Portfolio of Investments April 30, 2025 (continued)

NEA

PRINCIPAL	DESCRIPTION	RATE	MATURITY		VALUE
	LOUISIANA (continued)
$1,355,000	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2015	5.000%	12/01/40	$	1,342,668
	TOTAL LOUISIANA				75,753,650

	MAINE - 0.7% (0.4% of Total Investments)
6,300,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A	5.000	07/01/41		5,849,987
8,675,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth Issue, Series 2018A	5.000	07/01/43		8,726,518
11,150,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineHealth Issue, Series 2020A	4.000	07/01/50		9,657,106
	TOTAL MAINE				24,233,611

	MARYLAND - 1.6% (0.9% of Total Investments)
5,905,000	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/46		5,643,815
8,610,000	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2017A	5.000	07/01/41		8,684,680
2,000,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2016	5.000	07/01/47		1,974,516
4,000,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Taxable Series 2017D	4.000	07/01/48		3,576,701
4,125,000	Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series 2022A	4.000	06/01/47		3,825,934
17,000,000	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2018A	5.000	05/01/42		17,387,345
3,000,000	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series 2020	4.000	07/01/39		2,948,275
3,000,000	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series 2020	4.000	07/01/50		2,745,690
4,000,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015	5.000	12/01/44		3,984,675
1,150,000	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Series 2017A-1	5.000	11/01/37		1,125,905
2,250,000	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B	5.000	11/01/47		2,034,931
	TOTAL MARYLAND				53,932,467

	MASSACHUSETTS - 2.8% (1.7% of Total Investments)
4,000,000	Bristol-Plymouth Regional Vocational Technical School District, Massachusetts, General Obligation Bonds, School Series 2025	4.000	04/01/49		3,639,362
6,035,000	Bristol-Plymouth Regional Vocational Technical School District, Massachusetts, General Obligation Bonds, School Series 2025	4.000	04/01/50		5,459,586
10,000,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston Children’s Hospital Series 2024T	5.250	03/01/54		10,498,678
930,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D	5.000	07/01/44		913,152
3,890,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Refunding Series 2023FF	5.000	10/01/48		4,043,110
3,630,000	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2	5.000	07/01/53		3,631,077
1,100,000	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute Issue, Series 2016N	5.000	12/01/46		1,085,923
2,070,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015	4.500	01/01/45		1,888,997
4,100,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2017S-1	4.000	07/01/36		4,008,970
1,380,000	Massachusetts Development Finance Agency, Revenue Bonds, Western New England University, Series 2015	5.000	09/01/40		1,359,529
1,545,000	Massachusetts Development Finance Agency, Revenue Bonds, Western New England University, Series 2015	5.000	09/01/45		1,464,474
3,000,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A - AMBAC Insured	5.750	01/01/42		3,437,228

76	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		MASSACHUSETTS (continued)
$26,750,000		Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2015B	4.000%	05/01/45	$	24,912,205
5,000,000		Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2022C	5.250	10/01/52		5,241,306
14,000,000		Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2023A	5.000	05/01/48		14,480,511
12,000,000		Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2022B	5.000	06/01/52		12,274,205
		TOTAL MASSACHUSETTS				98,338,313

		MICHIGAN - 9.7% (5.8% of Total Investments)
315,000		Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Refunding Series 2019	5.000	11/01/34		317,162
1,000,000		Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007	5.250	11/01/36		775,734
2,000,000		County of Calhoun Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series 2016	5.000	02/15/47		1,825,868
2,350,000		Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B - NPFG Insured	5.500	07/01/29		2,449,124
15,000		Detroit, Michigan, Water Supply System Revenue Bonds, Refunding Second Lien Series 2004A - AGM Insured	5.000	07/01/34		15,025
1,700,000		Downriver Utility Wastewater Authority, Michigan, Sewer System Revenue Bonds, Series 2018 - AGM Insured	5.000	04/01/43		1,723,165
1,100,000		Eastern Michigan University, General Revenue Bonds, Refunding Series 2017A - BAM Insured	5.000	03/01/33		1,120,323
2,270,000		Eastern Michigan University, General Revenue Bonds, Refunding Series 2017A - BAM Insured	5.000	03/01/36		2,305,192
455,000	(e)	Eastern Michigan University, General Revenue Bonds, Series 2018A, (Pre-refunded 3/01/28)	4.000	03/01/44		466,655
10,710,000		Eastern Michigan University, General Revenue Bonds, Series 2018A - AGM Insured	4.000	03/01/44		9,792,491
8,900,000		Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General Obligation Bonds, Devos Place Project, Series 2001	0.000	12/01/25		8,725,229
3,000,000		Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General Obligation Bonds, Devos Place Project, Series 2001	0.000	12/01/26		2,849,622
100,000		Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General Obligation Bonds, Devos Place Project, Series 2001	0.000	12/01/27		91,817
4,305,000		Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General Obligation Bonds, Devos Place Project, Series 2001	0.000	12/01/29		3,685,467
1,000,000		Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding School Building & Site Series 2016 - AGM Insured	5.000	05/01/38		1,009,425
1,250,000		Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2019 - AGM Insured	5.000	11/01/42		1,274,104
1,850,000		Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2019 - AGM Insured	5.000	11/01/43		1,880,079
2,500,000		Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2018	5.000	01/01/43		2,535,140
6,055,000		Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2018	5.000	01/01/48		6,139,440
4,295,000		Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2020	5.000	01/01/45		4,391,415
1,720,000		Grand Traverse County Hospital Finance Authority, Michigan, Revenue Bonds, Munson Healthcare, Series 2019A	5.000	07/01/36		1,767,684
1,995,000		Grand Traverse County Hospital Finance Authority, Michigan, Revenue Bonds, Munson Healthcare, Series 2019A	5.000	07/01/39		2,031,464

See Notes to Financial Statements	77

Portfolio of Investments April 30, 2025 (continued)

NEA

PRINCIPAL	DESCRIPTION	RATE	MATURITY		VALUE
	MICHIGAN (continued)
$1,005,000	Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue Bonds, Refunding Second Lien Series 2016C	5.000%	07/01/32	$	1,017,376
6,245,000	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Refunding Senior Lien Series 2016C	5.000	07/01/32		6,340,472
10,000,000	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Refunding Senior Lien Series 2016C	5.000	07/01/35		10,107,993
27,955,000	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Senior Lien Series 2016A	5.000	07/01/46		28,039,813
6,910,000	Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan, General Obligation Bonds, School Building & Site Series 2020-I	4.000	05/01/47		6,304,333
1,265,000	Jenison Public Schools, Ottawa County, Michigan, General Obligation Bonds, Series 2017	5.000	05/01/30		1,308,120
1,000,000	Kent County, Michigan, General Obligation Bonds, Limited Tax Capital Improvement Series 2016	5.000	06/01/31		1,021,444
1,445,000	Kent County, Michigan, General Obligation Bonds, Limited Tax Capital Improvement Series 2016	5.000	06/01/34		1,472,263
1,570,000	Kent County, Michigan, General Obligation Bonds, Limited Tax Capital Improvement Series 2017A	5.000	06/01/36		1,619,281
1,650,000	Kent County, Michigan, General Obligation Bonds, Limited Tax Capital Improvement Series 2017A	5.000	06/01/37		1,699,375
2,375,000	Kentwood Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2023-II - AGM Insured	5.000	05/01/49		2,451,299
2,395,000	Lake Superior State University Board of Trustees, Michigan, General Revenue Bonds, Series 2018 - AGM Insured	5.000	01/15/38		2,445,669
4,000,000	Lake Superior State University Board of Trustees, Michigan, General Revenue Bonds, Series 2018 - AGM Insured	5.000	01/15/43		4,040,358
10,900,000	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2019A	5.000	07/01/44		11,064,115
3,000,000	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2019A	5.000	07/01/48		3,025,774
11,835,000	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2021A	5.000	07/01/51		12,120,118
1,325,000	Lansing School District, Ingham County, Michigan, General Obligation Bonds, School Building and Site Series 2019II	5.000	05/01/40		1,366,086
2,085,000	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2016I	5.000	05/01/38		2,110,574
2,200,000	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2016I	5.000	05/01/41		2,224,179
2,200,000	Lansing Township Downtown Development Authority, Ingham County, Michigan, Tax Increment Bonds, Series 2013A	5.950	02/01/42		2,079,843
500,000	Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A	5.000	07/01/33		506,631
1,500,000	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Senior Lien Series 2018	5.000	11/01/43		1,515,292
17,500,000	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne, Second Lien Refunding Series 2020	4.000	11/01/50		15,544,559
10,005,000	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne, Second Lien Refunding Series 2020	4.000	11/01/55		8,760,129
3,500,000	Michigan Finance Authority, Higher Education Limited Obligation Revenue Bonds, Kalamazoo College Project, Refunding Series 2018	5.000	12/01/43		3,499,197
4,665,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C	5.000	07/01/34		4,672,533
1,070,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C	5.000	07/01/35		1,068,396

78	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		MICHIGAN (continued)
$175,000	(e)	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI, (Pre-refunded 6/01/26)	5.000%	12/01/45	$	178,474
5,340,000		Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI	5.000	12/01/45		5,325,783
9,000,000		Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI-2	4.000	03/01/51		7,676,597
10,000,000		Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI	4.000	12/01/36		9,552,981
1,900,000		Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017MI	5.000	12/01/30		1,949,817
2,000,000		Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2019A-MI	4.000	12/01/49		1,726,239
11,730,000		Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2	5.000	06/01/40		11,923,621
9,060,000	(e)	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding & Project Series 2010F-6, (Pre-refunded 11/15/26)	4.000	11/15/47		9,151,081
1,270,000		Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding & Project Series 2010F-6	4.000	11/15/47		1,091,874
10,000,000	(a)	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2025A, (UB)	4.850	12/01/45		10,180,744
180,000		Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007	6.500	12/01/37		180,015
2,085,000	(e)	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I, (Pre-refunded 10/15/25)	5.000	04/15/31		2,100,138
14,915,000		Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I	5.000	04/15/31		14,996,035
5,615,000		Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I	5.000	04/15/38		5,630,307
8,300,000		Michigan State University, General Revenue Bonds, Refunding Series 2019C	4.000	02/15/44		7,733,038
3,000,000		Michigan State University, General Revenue Bonds, Taxable Series 2019A	5.000	02/15/48		3,035,873
1,950,000		Michigan State, Comprehensive Transportation Revenue Bonds, Refunding Series 2015	5.000	11/15/29		1,953,258
1,350,000		Muskegon County, Michigan, General Obligation Wastewater Bonds, Management System 1, Refunding Series 2015	5.000	11/01/33		1,361,029
1,730,000		Muskegon County, Michigan, General Obligation Wastewater Bonds, Management System 1, Refunding Series 2015	5.000	11/01/36		1,743,190
400,000		Northern Michigan University, General Revenue Bonds, Series 2018A	5.000	12/01/33		417,756
650,000		Northern Michigan University, General Revenue Bonds, Series 2018A	5.000	12/01/35		678,282
665,000		Novi Community School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2022-II	4.000	05/01/47		614,653
1,510,000		Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable Limited Tax Series 2018	5.000	04/01/43		1,547,999
810,000		Saginaw Valley State University, Michigan, General Revenue Bonds, Refunding Series 2016A	5.000	07/01/35		818,379
5,240,000		Troy School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2023	5.000	05/01/52		5,376,346
1,065,000	(e)	University of Michigan, Michigan, General Revenue Bonds, Series 2017A, (Pre-refunded 4/01/27)	5.000	04/01/36		1,104,810
2,000,000	(e)	University of Michigan, Michigan, General Revenue Bonds, Series 2017A, (Pre-refunded 4/01/27)	5.000	04/01/42		2,074,760
5,000,000	(e)	University of Michigan, Michigan, General Revenue Bonds, Series 2017A, (Pre-refunded 4/01/27)	5.000	04/01/47		5,186,902
7,200,000	(a),(e)	University of Michigan, Michigan, General Revenue Bonds, Series 2017A, (Pre-refunded 4/01/27), (UB)	5.000	04/01/47		7,469,138
1,000,000		Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Senior Series 2017A	5.000	12/01/42		1,011,203

See Notes to Financial Statements	79

Portfolio of Investments April 30, 2025 (continued)

NEA

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		MICHIGAN (continued)
$2,200,000		Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2015D	5.000%	12/01/45	$	2,202,088
5,000,000		Wayne State University, Michigan, General Revenue Bonds, Series 2018A	5.000	11/15/43		5,072,024
2,590,000		West Bloomfield School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2017 - AGM Insured	5.000	05/01/36		2,657,044
1,500,000		Western Michigan University, General Revenue Bonds, Refunding Series 2015A	5.000	11/15/40		1,500,241
850,000		Western Michigan University, General Revenue Bonds, Refunding Series 2015A	5.000	11/15/45		850,107
3,335,000		Western Michigan University, General Revenue Bonds, Refunding Series 2019A	5.000	11/15/44		3,381,581
175,000		Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds, Series 1996 - NPFG Insured	5.500	05/01/25		175,000
2,700,000		Wyandotte, Michigan, Electric Revenue Bonds, Refunding Series 2015A - BAM Insured	5.000	10/01/44		2,710,671
		TOTAL MICHIGAN				336,935,925

		MINNESOTA - 5.5% (3.3% of Total Investments)
285,000		Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A	4.000	08/01/36		259,735
875,000		Bethel, Minnesota, Charter School Lease Revenue Bonds, Spectrum High School Project, Series 2024	5.000	07/01/59		805,686
3,565,000		Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa International dba Twin Lakes STEM Academy Project, Series 2021A	5.250	06/15/56		2,376,650
730,000		Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa International dba Twin Lakes STEM Academy Project, Taxable Series 2021B	6.000	06/15/31		687,787
350,000		Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019	4.000	09/01/39		288,791
1,700,000		City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A	5.000	07/01/36		1,595,470
4,005,000		City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian Home Project, Series 2016	5.000	10/01/41		3,868,276
265,000	(b)	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A	3.500	08/01/25		263,999
1,000,000	(b)	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A	5.000	08/01/46		926,287
590,000		Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A	5.250	07/01/37		590,442
3,600,000	(b)	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills Preparatory Academy Project, Series 2024A	6.125	06/15/61		3,320,571
2,000,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	4.250	02/15/43		1,858,812
1,300,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	5.000	02/15/43		1,282,703
4,050,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	5.000	02/15/48		3,942,212
6,650,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	5.000	02/15/53		6,410,200
3,000,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	5.250	02/15/53		3,011,515

80	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY		VALUE
	MINNESOTA (continued)
$7,240,000	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	5.250%	02/15/58	$	7,275,312
3,600,000	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke’s Hospital of Duluth Obligated Group, Series 2022B	5.250	06/15/47		3,710,753
1,980,000	GFW Independent School District No. 2365, Sibley, Renville, McLeod and Nicollet Counties, Minnesota, General Obligation School Building Bonds, Series 2023A	5.000	02/01/42		2,064,326
1,125,000	GFW Independent School District No. 2365, Sibley, Renville, McLeod and Nicollet Counties, Minnesota, General Obligation School Building Bonds, Series 2023A	4.125	02/01/52		1,070,679
535,000	Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin Career & Technical High School Project, Series 2021A	4.000	06/01/41		420,898
9,840,000	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A	4.000	02/01/41		9,594,280
2,800,000	Itasca County Independent School District 318, Minnesota, General Obligation Bonds, Series 2018A	4.000	02/01/37		2,800,604
1,000,000	Maple River Independent School District 2135, Minnesota, General Obligation Bonds, School Building Series 2020A	4.000	02/01/50		904,090
405,000	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber Village Academy Project, Series 2022A	5.500	06/01/57		358,702
2,250,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health System, Series 2021	4.000	11/15/40		2,114,405
2,530,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A	4.000	11/15/48		2,125,133
1,000,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A	5.000	01/01/33		1,060,039
2,245,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A	5.000	01/01/44		2,271,831
3,500,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A	5.000	01/01/49		3,523,693
1,630,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C	5.000	01/01/37		1,653,400
7,000,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C	5.000	01/01/46		7,024,145
2,000,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2022A	4.125	01/01/47		1,846,618
2,000,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2022A	4.250	01/01/52		1,841,779
12,345,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2022A	5.000	01/01/52		12,534,698
7,335,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Series 2024A	5.000	01/01/52		7,480,572
5,000,000	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2024A	5.250	01/01/54		5,133,715
610,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2022B	4.125	10/01/42		577,040
1,000,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2022B	4.125	10/01/42		945,968
2,140,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2022B	5.000	10/01/47		2,148,219
1,000,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2020D	4.000	08/01/42		960,298
3,165,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2021C	4.000	08/01/43		2,952,390

See Notes to Financial Statements	81

Portfolio of Investments April 30, 2025 (continued)

NEA

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		MINNESOTA (continued)
$3,805,000		Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2022C	5.000%	08/01/41	$	3,994,761
2,000,000		Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A	5.000	12/01/42		2,031,488
10,325,000		Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2019	5.000	05/01/48		10,276,461
6,000,000		Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2019	4.000	05/01/49		5,206,846
4,825,000	(b)	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2023	5.500	03/01/53		4,773,166
2,000,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Refunding Series 2020A	5.000	09/01/55		1,834,613
2,000,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A	5.750	09/01/46		2,008,476
530,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hope Community Academy Project, Series 2020A	3.875	12/01/30		455,831
4,170,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A	4.125	09/01/47		3,523,123
1,000,000		Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A	5.000	07/01/29		1,001,309
4,000,000		Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A	5.000	07/01/31		4,003,163
3,420,000		Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A	5.000	07/01/33		3,420,619
595,000		Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A	4.000	11/15/35		567,242
1,470,000		Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A	4.000	11/15/43		1,255,140
3,315,000		Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A	5.000	11/15/47		3,300,604
800,000		Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2023-3	4.750	10/01/43		779,818
150,000		Saint Paul, Minnesota, Housing and Redevelopment Authority, Minnesota Charter School Lease Revenue Bonds, Series 2022A	6.500	06/01/29		151,679
1,070,000		Saint Paul, Minnesota, Housing and Redevelopment Authority, Minnesota Charter School Lease Revenue Bonds, Series 2022A	6.375	06/01/42		1,050,772
3,055,000		Saint Paul, Minnesota, Housing and Redevelopment Authority, Minnesota Charter School Lease Revenue Bonds, Series 2022A	6.500	06/01/57		3,003,384
850,000		Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC Project, Refunding Series 2017	5.000	09/01/42		767,582
4,270,000		St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2018	5.000	12/01/43		4,109,089
3,595,000	(e)	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-refunded 11/15/25)	5.000	11/15/40		3,625,869
5,315,000	(e)	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-refunded 11/15/25)	5.000	11/15/44		5,360,638
300,000		Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019	5.000	08/01/32		301,780
150,000		Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019	5.000	08/01/33		150,809

82	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		MINNESOTA (continued)
$250,000		Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019	5.000%	08/01/35	$	251,042
600,000		Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019	4.000	08/01/39		549,390
2,000,000		Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019	5.000	08/01/49		1,909,859
3,000,000		Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2018A	5.000	01/01/49		3,026,916
730,000		Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016	4.750	06/01/46		599,590
		TOTAL MINNESOTA				189,173,782

		MISSISSIPPI - 0.1% (0.1% of Total Investments)
4,500,000		Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, University of Mississippi Medical Center New Facilities & Refinancing Project, Series 2017A	4.000	06/01/47		4,125,946
		TOTAL MISSISSIPPI				4,125,946

		MISSOURI - 5.5% (3.3% of Total Investments)
2,470,000		Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016	4.000	08/01/33		1,989,407
4,590,000		Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016	5.000	08/01/35		3,850,199
3,700,000		Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Healthcare System, Series 2017	5.000	10/01/47		3,386,460
2,000,000		Hazelwood School District, St. Louis County, Missouri, General Obligation Bonds, Refunding and Improvement Series 2023A - BAM Insured	5.000	03/01/42		2,082,185
6,940,000	(a)	Jackson County, Missouri, Special Obligation Bonds, Series 2023A, (UB)	5.250	12/01/47		7,258,950
8,150,000		Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Improvement Series 2004B-1 - AMBAC Insured	0.000	04/15/27		7,571,873
5,000,000		Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Improvement Series 2004B-1 - AMBAC Insured	0.000	04/15/31		3,935,506
2,475,000		Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A	4.000	01/01/38		2,432,631
4,470,000		Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A	4.000	01/01/42		4,163,738
1,475,000		Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2021A	5.000	04/01/40		1,547,803
1,750,000		Kansas City, Missouri, Water Revenue Bonds, Series 2023A	4.000	12/01/47		1,626,269
2,490,000		Maryland Heights, Missouri, Tax Increment and Special District Revenue Bonds, Westport Plaza Redevelopment Area, Series 2020	4.125	11/01/38		2,305,696
2,450,000		Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Refunding Improvement Series 2022B	5.250	05/01/52		2,565,664
2,695,000		Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2019B	5.000	05/01/44		2,774,694
2,160,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence Annual Appropriation Electric System, Refunding Series 2022 - AGM Insured	5.000	06/01/34		2,316,549
3,000,000		Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A	2.900	09/01/33		2,665,098
1,350,000		Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke’s Health System, Inc., Series 2016	5.000	11/15/35		1,363,200
1,400,000		Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2017A	5.000	06/01/42		1,410,607

See Notes to Financial Statements	83

Portfolio of Investments April 30, 2025 (continued)

NEA

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		MISSOURI (continued)
$1,830,000		Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2021A	4.000%	07/01/40	$	1,764,478
14,000,000	(a)	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2025A, (UB)	4.000	04/01/45		12,718,066
1,500,000		Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligation Series 2013C, (Mandatory Put 1/01/46)	4.000	01/01/50		1,340,878
4,165,000		Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Fixed Series 2019A	4.000	11/15/44		3,863,071
4,220,000		Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Fixed Series 2019A	4.000	11/15/49		3,694,820
17,300,000		Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A	5.000	11/15/48		16,750,990
5,110,000		Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2015A	5.000	11/15/39		5,116,953
1,400,000		Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2014F	5.000	11/15/45		1,380,578
1,050,000		Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C	4.000	11/15/36		1,031,726
2,980,000		Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C	4.000	11/15/37		2,905,185
2,620,000		Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C	5.000	11/15/42		2,635,606
2,500,000		Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C	5.000	11/15/47		2,503,220
28,565,000		Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020	4.000	06/01/53		23,504,096
1,500,000		Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mosaic Health System, Series 2019A	4.000	02/15/44		1,376,582
2,000,000		Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mosaic Health System, Series 2019A	4.000	02/15/49		1,802,660
8,725,000		Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mosaic Health System, Series 2019A	4.000	02/15/54		7,583,846
3,000,000		Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2022A	4.000	06/01/52		2,668,504
10,000,000		Missouri Health and Educational Facilities Authority, Revenue Bonds, Children’s Mercy Hospital, Series 2017A	4.000	05/15/42		9,244,659
1,150,000		Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016A	5.000	02/01/46		1,086,726
700,000		Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016B	5.000	02/01/34		701,294
1,950,000		Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2019A	5.000	02/01/42		1,951,915
1,500,000		Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2019C	5.000	02/01/42		1,502,978
1,000,000		Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2019C	4.000	02/01/48		813,390
1,000,000		Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2024A	5.250	02/01/54		986,102
5,000,000		Saint Charles County Francis Howell School District, Missouri, General Obligation Bonds, Series 2022	5.000	03/01/41		5,186,234
2,000,000		Saint Charles County Francis Howell School District, Missouri, General Obligation Bonds, Series 2022	5.000	03/01/42		2,058,403
1,675,000		Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refudning Series 2016C	4.000	12/01/31		1,678,133
2,535,000		Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refudning Series 2016C	5.000	12/01/32		2,550,423
3,500,000		Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016	5.000	11/15/41		3,300,400
220,000		Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A	5.875	09/01/43		220,009

84	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		MISSOURI (continued)
$7,250,000		Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A	5.250%	09/01/53	$	6,980,000
2,300,000	(b)	Taney County Industrial Development Authority, Missouri, Sales Tax Revenue Improvement Bonds, Big Cedar Infrastructure Project Series 2023	6.000	10/01/49		2,182,461
500,000		The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A	3.875	11/15/29		478,379
		TOTAL MISSOURI				188,809,294

		MONTANA - 0.6% (0.3% of Total Investments)
2,975,000		Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A	5.250	05/15/47		2,523,063
4,965,000		Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B	5.000	07/01/48		4,918,628
3,310,000		Montana Facility Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018	5.000	06/01/48		3,275,614
1,825,000		Montana Facility Finance Authority, Revenue Bonds, Billings Clinic Obligated Group, Series 2018A	5.000	08/15/48		1,807,217
6,130,000		Montana State Board of Regents of Higher Education, General Revenue Bonds, Series 2022 - AGM Insured	5.250	11/15/52		6,410,106
		TOTAL MONTANA				18,934,628

		NEBRASKA - 1.2% (0.7% of Total Investments)
14,165,000		Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding Crossover Series 2017A	5.000	09/01/42		14,725,758
3,500,000		Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015	5.000	11/01/45		3,452,713
1,900,000		Douglas County School District 54, Ralston, Nebraska, General Obligation Bonds, Series 2023	5.000	12/15/48		1,959,561
2,150,000		Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A	5.000	07/01/29		2,187,737
2,000,000		Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A	5.000	07/01/30		2,033,509
1,000,000		Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018	5.000	07/01/32		1,000,229
820,000		Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018	5.000	07/01/33		820,194
2,000,000		Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018	5.000	07/01/34		2,000,429
5,110,000		Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2016A	5.000	04/01/38		5,223,638
8,500,000	(a)	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Social Series 2024C, (UB)	4.800	09/01/54		8,459,210
		TOTAL NEBRASKA				41,862,978

		NEVADA - 1.2% (0.7% of Total Investments)
6,480,000		Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A	5.000	09/01/47		6,276,397
7,525,000		Clark County, Nevada, General Obligation Bonds, Stadium Improvement, Limited Tax Additionally Secured by Pledged Revenues, Series 2018A	5.000	05/01/48		7,577,054
365,000	(b)	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A	5.000	12/15/38		360,890
2,170,000		Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016	4.000	09/01/26		2,161,024

See Notes to Financial Statements	85

Portfolio of Investments April 30, 2025 (continued)

NEA

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		NEVADA (continued)
$1,445,000		Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016	4.000%	09/01/27	$	1,426,267
2,500,000		Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016	4.000	09/01/29		2,418,450
2,745,000		Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016	4.000	09/01/30		2,619,630
18,000,000		Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue Bonds, Series 2018B	5.000	07/01/43		18,179,712
		TOTAL NEVADA				41,019,424

		NEW HAMPSHIRE - 0.2% (0.1% of Total Investments)
1,500,000		New Hampshire Health and Education Facilities Authority, Revenue Bonds, Concord Hospital, Series 2017	5.000	10/01/47		1,499,588
1,115,000		New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A	5.000	08/01/36		1,132,687
2,935,000		New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A	5.000	08/01/37		2,975,114
		TOTAL NEW HAMPSHIRE				5,607,389

		NEW JERSEY - 7.5% (4.5% of Total Investments)
10,600,000		New Jersey Economic Development Authority, Revenue Bonds, New Jersey Transit Corporation Projects Sublease, Refunding Series 2017B	5.000	11/01/25		10,682,027
6,000,000		New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Montclair Properties LLC, Montclair State University Student Housing Project, Refunding Series 2017 - AGM Insured	5.000	06/01/42		6,036,987
20,890,000	(e)	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, (Pre-refunded 12/15/26)	5.500	06/15/30		21,718,746
370,000	(e)	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2018EEE, (Pre-refunded 12/15/28)	5.000	06/15/43		396,900
2,515,000		New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2018EEE	5.000	06/15/43		2,547,171
2,415,000		New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ	4.000	06/15/50		2,109,179
2,500,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian Health Obligated Group, Refunding Series 2017A	5.000	07/01/37		2,538,031
26,320,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A	5.000	07/01/43		26,250,728
12,775,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Series 2021A	4.000	07/01/51		11,549,246
3,050,000		New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1	5.000	06/15/28		3,101,270
7,795,000		New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1	5.000	06/15/29		7,915,592
5,450,000		New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2022BB	4.000	06/15/46		4,888,565
4,390,000	(e)	New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2022CC, (Pre-refunded 12/15/32)	5.500	06/15/50		5,082,961
4,000,000		New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2023AA	5.000	06/15/40		4,206,165
4,890,000	(a)	New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2023BB, (UB)	5.250	06/15/50		5,068,151
5,000,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A	0.000	12/15/26		4,724,468
16,495,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A	0.000	12/15/33		11,733,505
1,815,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C	0.000	12/15/26		1,718,267

86	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		NEW JERSEY (continued)
$10,000,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C - FGIC Insured	0.000%	12/15/30	$	8,109,595
38,000,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C - AGM Insured	0.000	12/15/33		27,145,319
45,000,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C - AMBAC Insured	0.000	12/15/35		28,877,152
10,000,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C - AMBAC Insured	0.000	12/15/36		6,090,197
5,000,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A	5.000	12/15/32		5,266,659
5,000,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB	4.000	06/15/44		4,563,150
12,370,000		New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1 - AGM Insured	5.250	01/01/26		12,560,571
1,160,000		New Jersey Turnpike Authority, Revenue Bonds, Series 2017B	4.000	01/01/34		1,160,159
1,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2017G	4.000	01/01/33		1,502,450
5,500,000	(a)	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022B, (UB)	5.000	01/01/46		5,706,117
3,000,000		Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A - NPFG Insured	0.000	09/01/25		2,964,826
5,000,000		South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2022A	5.250	11/01/52		5,134,569
10,355,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000	06/01/46		10,221,727
4,710,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.250	06/01/46		4,729,707
2,280,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B	5.000	06/01/46		2,213,393
		TOTAL NEW JERSEY				258,513,550

		NEW MEXICO - 0.1% (0.1% of Total Investments)
3,955,000		New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019A	4.000	08/01/48		3,509,161
1,000,000		University of New Mexico, Revenue Bonds, System Improvement Series 2023 - AGM Insured	5.500	06/01/53		1,069,373
		TOTAL NEW MEXICO				4,578,534

		NEW YORK - 12.2% (7.3% of Total Investments)
7,000,000		Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009	0.000	07/15/45		2,482,570
900,000	(e)	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A, (Pre-refunded 7/01/25)	5.000	07/01/50		902,221
11,930,000		Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A	5.000	07/01/50		11,959,441
1,000,000	(b)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000	12/01/33		981,724
10,000,000		Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2022A	4.000	03/15/39		9,643,920
3,980,000		Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2022A	5.000	03/15/46		4,103,336
15,355,000	(a)	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2022A, (UB)	5.000	03/15/46		15,830,838
4,115,000		Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2022A	4.000	03/15/49		3,744,921
14,800,000		Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019A. Bidding Group 1,2,3,4	4.000	03/15/48		13,389,896
36,975,000		Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D	4.000	02/15/47		34,046,554
10,000,000		Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018E Group 2	5.000	03/15/40		10,245,358
5,000,000		Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2024A	5.000	03/15/54		5,167,201

See Notes to Financial Statements	87

Portfolio of Investments April 30, 2025 (continued)

NEA

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		NEW YORK (continued)
$1,645,000		Genesee County Funding Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2022A	5.250%	12/01/52	$	1,654,380
10,000,000		Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005	5.250	10/01/35		11,173,191
5,000,000		Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2018	5.000	09/01/37		5,185,526
15,000,000		Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Green Series 2024B-1	5.000	11/15/49		15,532,661
8,620,000	(a)	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2023A, (UB)	5.000	07/01/53		8,996,714
5,000,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series EE	4.000	06/15/42		4,726,151
5,500,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series GG-1	4.000	06/15/50		5,031,294
6,140,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2025 Series AA-1	5.250	06/15/53		6,482,612
5,000,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1	5.000	08/01/40		5,105,058
6,300,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries C-1	4.000	05/01/46		5,762,896
10,000,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries E-1	4.000	02/01/42		9,469,440
13,000,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2022 Subseries F-1	5.000	02/01/47		13,401,501
11,500,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2022 Subseries F-1	5.000	02/01/51		11,765,345
2,060,000		New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1	5.000	12/01/41		2,078,877
10,370,000		New York City, New York, General Obligation Bonds, Fiscal 2020 Series A-1	4.000	08/01/42		9,584,964
3,500,000		New York City, New York, General Obligation Bonds, Fiscal 2020 Series D-1	4.000	03/01/50		3,098,695
12,000,000		New York City, New York, General Obligation Bonds, Fiscal 2021 Series F-1	4.000	03/01/47		10,724,899
12,000,000		New York City, New York, General Obligation Bonds, Fiscal 2022 Series A-1	5.000	08/01/47		12,295,134
5,365,000	(a)	New York City, New York, General Obligation Bonds, Fiscal 2024 Series A, (UB)	5.000	08/01/51		5,519,388
5,000		New York City, New York, General Obligation Bonds, Fiscal Series 1996J	5.500	02/15/26		5,008
5,000		New York City, New York, General Obligation Bonds, Fiscal Series 1997H	6.125	08/01/25		5,009
23,920,000	(b)	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014	5.000	11/15/44		23,816,929
1,590,000		New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series 1WTC-2021 - BAM Insured	4.000	02/15/43		1,468,539
5,900,000		New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Bidding Group 1 Series 2022A	4.000	03/15/50		5,386,979
4,000,000		New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Transportation Series 2021A-1	4.000	03/15/44		3,717,962
10,000,000	(a)	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Green Series 2023A, (UB)	5.000	03/15/63		10,241,861
25,035,000		New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2022A	5.000	03/15/45		26,114,877
5,500,000		New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2022A	5.000	03/15/46		5,715,971

88	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		NEW YORK (continued)
$7,500,000		New York State Urban Development Corporation, State Sales Tax Revenue Bonds, Series 2019A	5.000%	03/15/40	$	7,713,656
9,385,000		New York State Urban Development Corporation, State Sales Tax Revenue Bonds, Series 2024A	5.000	03/15/49		9,698,786
5,000,000		Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2015A	5.000	11/15/50		5,003,260
10,725,000		Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2013A	0.000	11/15/31		8,351,206
1,105,000		Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2013A	0.000	11/15/32		822,178
1,300,000		Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2020A	5.000	11/15/54		1,315,824
3,265,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Series 2022 A	5.000	05/15/44		3,404,247
9,695,000	(a)	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Series 2022A - BAM Insured, (UB)	5.000	05/15/57		9,950,849
4,360,000		Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A	5.000	12/01/46		4,527,008
6,500,000		Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax, Series 2022A	5.000	05/15/47		6,704,357
12,000,000		Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax, Series 2022A	5.250	05/15/52		12,509,438
10,000,000	(a)	Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax, Series 2024A-1 - BAM Insured, (UB)	5.250	05/15/59		10,485,736
5,000,000		TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006	5.000	06/01/45		4,550,926
820,000		Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Series 2023 - AGM Insured	5.750	11/01/48		887,845
		TOTAL NEW YORK				422,485,157

		NORTH CAROLINA - 3.4% (2.1% of Total Investments)
1,000,000		Catawba County, North Carolina, General Obligation Bonds, Limited Obligation Series 2014A	5.000	06/01/30		1,000,864
730,000		Catawba County, North Carolina, General Obligation Bonds, Limited Obligation Series 2014A	5.000	06/01/31		730,614
1,365,000		Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2017A	5.000	07/01/42		1,378,184
5,390,000		Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2017A	5.000	07/01/47		5,421,243
5,000,000		Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2023A	5.000	07/01/48		5,163,908
2,325,000		Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015	5.000	07/01/40		2,327,651
4,000,000		Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, Doing Business as Atrium Health, Refunding Series 2018A	5.000	01/15/36		4,168,710
2,000,000	(e)	Greensboro, North Carolina, Limited Obligation Bonds, Coliseum Complex Project, Series 2018A, (Pre-refunded 4/01/28)	5.000	04/01/42		2,113,720
500,000		Henderson County, North Carolina, Limited Obligation Bonds, Series 2015	5.000	10/01/31		502,997
6,140,000	(e)	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2017, (Pre-refunded 10/01/27)	5.000	10/01/47		6,418,449
1,800,000		North Carolina Agricultural & Technical State University, General Revenue Bonds, Refunding Series 2015A	5.000	10/01/40		1,807,263
2,500,000		North Carolina Agricultural & Technical State University, General Revenue Bonds, Series 2023	5.000	10/01/52		2,567,730

See Notes to Financial Statements	89

Portfolio of Investments April 30, 2025 (continued)

NEA

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		NORTH CAROLINA (continued)
$3,900,000		North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Refunding Series 2016B	5.000%	07/01/42	$	3,913,290
1,605,000	(e)	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015 A, (Pre-refunded 10/01/25)	5.000	10/01/55		1,617,297
9,485,000	(a),(e)	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015 A, (Pre-refunded 10/01/25), (UB)	5.000	10/01/55		9,557,673
5,000,000		North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Refunding Series 2016	4.000	01/01/37		4,990,579
2,500,000		North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Series 2018	5.000	01/01/48		2,529,220
700,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016	5.000	10/01/31		704,632
2,720,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016	5.000	10/01/37		2,722,036
3,000,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest Baptist Obligated Group, Series 2012A	5.000	12/01/45		3,003,836
1,545,000		North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A	5.000	01/01/28		1,559,105
1,500,000		North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A	5.000	01/01/32		1,511,760
835,000		North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C	0.000	07/01/28		731,921
800,000		North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C	0.000	07/01/30		637,272
850,000		North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C	0.000	07/01/31		643,616
2,400,000		North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C	0.000	07/01/33		1,641,015
3,160,000		North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C	0.000	07/01/36		1,844,604
3,100,000		North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C	0.000	07/01/37		1,716,726
1,900,000		North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C	0.000	07/01/40		887,772
2,200,000		North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017 - AGM Insured	5.000	01/01/39		2,228,910
1,000,000		North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Series 2018	5.000	01/01/40		1,020,382
150,000		North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2009B - AGC Insured	0.000	01/01/31		121,841
4,375,000		North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2009B - AGC Insured	0.000	01/01/33		3,258,629
2,300,000		North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2009B - AGC Insured	0.000	01/01/34		1,634,167
2,380,000		North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2009B - AGC Insured	0.000	01/01/35		1,611,846
7,575,000		North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2009B - AGC Insured	0.000	01/01/37		4,623,609
1,470,000		North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2009B - AGC Insured	0.000	01/01/38		848,954
10,000,000		North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2019	5.000	01/01/49		9,934,843
3,040,000		Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2015	5.000	06/01/33		3,042,338
2,500,000		Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2016A	4.000	03/01/46		2,378,133
1,250,000		Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding Series 2017	4.000	09/01/35		1,222,758

90	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		NORTH CAROLINA (continued)
$1,265,000		Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding Series 2017	4.000%	09/01/36	$	1,233,796
1,000,000		Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding Series 2017	4.000	09/01/37		972,474
4,735,000		University of North Carolina, Charlotte, General Revenue Bonds, Series 2017	5.000	10/01/42		4,805,701
4,765,000		University of North Carolina, Greensboro, General Revenue Bonds, Series 2018	5.000	04/01/43		4,833,831
1,250,000		Western Carolina University, North Carolina, General Revenue Bonds, Refunding Series 2015A	5.000	10/01/45		1,255,198
		TOTAL NORTH CAROLINA				118,841,097

		NORTH DAKOTA - 1.3% (0.8% of Total Investments)
1,000,000		Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A	5.000	12/01/37		1,002,994
8,525,000		Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A	5.000	12/01/42		8,442,103
7,070,000		Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A	4.000	12/01/47		5,865,903
1,800,000		Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021	4.000	12/01/51		1,542,246
645,000		Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2023A - AGM Insured	5.000	12/01/53		649,112
900,000		Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017	5.000	12/01/36		854,026
13,000,000	(a)	North Dakota Housing Finance Agency, Home Mortgage Program Revenue Bonds, Social Series 2024D, (UB)	4.650	07/01/49		12,855,032
2,700,000		University of North Dakota, Certificates of Participation, Housing Infrastructure Project, Series 2021A - AGM Insured	4.000	06/01/51		2,346,167
11,065,000		Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C	5.000	06/01/43		10,493,987
975,666	(c)	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013	7.750	09/01/38		102,445
		TOTAL NORTH DAKOTA				44,154,015

		OHIO - 3.6% (2.2% of Total Investments)
3,020,000		Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016	5.250	11/15/41		3,040,734
8,255,000		Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016	5.250	11/15/46		8,286,457
10,940,000		Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Refunding & Improvement Series 2015A	5.000	11/01/43		10,941,271
8,655,000		Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A	4.000	08/01/38		8,234,806
10,000,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2	11.310	06/01/57		956,781
1,095,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	4.000	06/01/48		919,944
11,500,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2	5.000	06/01/55		10,050,253
5,000,000		Cleveland Clinic Health System Obligated Group, Ohio, Martin County Health Facilities Authority, Hospital Revenue Bonds, Series 2019B	4.000	01/01/43		4,713,156
2,750,000		Columbus Regional Airport Authority, Ohio, Revenue Bonds, John Glenn Columbus International Airport, Series 2025B	5.000	01/01/45		2,848,853
2,335,000		Columbus Regional Airport Authority, Ohio, Revenue Bonds, John Glenn Columbus International Airport, Series 2025B	5.250	01/01/50		2,446,647

See Notes to Financial Statements	91

Portfolio of Investments April 30, 2025 (continued)

NEA

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		OHIO (continued)
$5,165,000		Cuyahoga Community College District, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2018	4.000%	12/01/38	$	4,986,064
5,975,000		Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013	5.000	06/15/43		5,061,019
1,500,000		Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching Communities Project, Series 2017A	5.000	01/01/47		1,459,086
1,120,000		Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching Communities Project, Series 2017A	5.000	01/01/52		1,076,292
3,425,000		Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching Communities, Refunding & Improvement Series 2016	5.000	01/01/46		3,329,839
6,000,000		Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching Communities, Refunding & Improvement Series 2016	5.000	01/01/51		5,737,089
3,000,000		Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth, Inc. Obligated Group Project, Series 2017A	5.000	08/15/42		3,014,408
5,000,000		Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding Improvement Series 2019	5.000	08/01/49		4,933,685
6,000,000		Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007 - AGM Insured	5.250	12/01/31		6,538,073
3,000,000		Ohio Higher Educational Facility Commission, Revenue Bonds, University of Dayton, Series 2018A	5.000	12/01/48		3,000,062
1,755,000	(a)	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Social Series 2024A, (UB)	4.550	09/01/49		1,729,151
3,195,000		Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Fixed Interest Rate Series 2020A	5.000	01/15/50		3,181,112
7,065,000		Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series 2021A	4.000	01/15/46		6,470,793
7,550,000		Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Capital Appreciation Series 2013A-3	5.800	02/15/36		8,470,707
2,400,000		Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Green Series 2023B	5.000	12/01/43		2,536,872
4,250,000		Pickerington Local School District, Fairfield and Franklin Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement, Series 2023	5.250	12/01/59		4,434,071
4,190,000		Springboro Community City School District, Warren County, Ohio, General Obligation Bonds, Refunding Series 2007 - AGM Insured	5.250	12/01/26		4,319,864
3,670,000		Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015	6.000	03/01/45		3,542,664
		TOTAL OHIO				126,259,753

		OKLAHOMA - 1.4% (0.9% of Total Investments)
3,135,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.500	08/15/52		3,147,100
6,340,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.500	08/15/57		6,362,625
9,040,000	(a)	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2024B, (UB)	4.600	09/01/44		9,010,940
3,080,000		Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2025A	5.250	01/01/47		3,293,591
25,000,000	(a)	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2025A, (UB)	5.500	01/01/54		26,946,855
1,125,000		Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017	5.250	11/15/37		1,129,876
		TOTAL OKLAHOMA				49,890,987

92	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		OREGON - 3.1% (1.9% of Total Investments)
$1,035,000		Astoria Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Columbia Memorial Hospital Project, Series 2024	5.250%	08/01/49	$	1,058,451
760,000		Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2017A	5.000	06/15/38		773,341
1,000,000		Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2017A	5.000	06/15/39		1,015,926
1,725,000		Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2017A	5.000	06/15/40		1,749,672
1,185,000		Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc., Series 2020A	5.375	11/15/55		1,108,926
4,170,000		Eugene, Oregon, Electric Utility Revenue Bonds, Series 2020A	4.000	08/01/45		3,904,484
2,250,000		Eugene, Oregon, Water Utility System Revenue Bonds, Series 2023	5.000	08/01/52		2,331,774
2,820,000		Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series 2016A	5.000	06/01/46		2,783,336
7,895,000		Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series 2022A	5.000	06/01/52		7,900,517
6,275,000		Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A	5.000	10/01/35		6,281,495
2,120,000		Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A	5.000	10/01/46		2,095,719
140,000	(e)	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A, (Pre-refunded 10/01/26)	5.000	10/01/46		143,610
23,400,000		Oregon Health and Science University, Revenue Bonds, Green Series 2021A	4.000	07/01/51		21,329,456
4,100,000		Port of Portland, Oregon, Portland International Airport, Revenue Bonds, Series 2019 25A	5.000	07/01/49		4,127,754
3,250,000	(a)	Portland, Oregon, Sewer System Revenue Bonds, Second Lien Refunding Series 2025A, (UB)	5.000	10/01/49		3,379,519
2,500,000	(a)	Portland, Oregon, Sewer System Revenue Bonds, Second Lien Refunding Series 2025A, (UB)	5.000	10/01/54		2,571,410
4,000,000		Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Refunding Series 2016A	4.000	05/15/41		3,592,748
13,220,000		Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Refunding Series 2016A	5.000	05/15/46		13,051,073
8,005,000		Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Series 2019A	5.000	05/15/44		8,091,880
10,805,000		Tualatin Valley Water District, Oregon, Water Revenue Bonds, Series 2023	5.000	06/01/48		11,147,644
10,000,000		University of Oregon, General Revenue Bonds, Series 2020A	5.000	04/01/50		10,232,080
		TOTAL OREGON				108,670,815

		PENNSYLVANIA - 6.3% (3.8% of Total Investments)
1,670,000		Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2020B	4.000	06/01/45		1,571,629
2,000,000		Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2020B	4.000	06/01/50		1,808,615
3,155,000		Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998 - AGM Insured	0.000	05/15/26		3,043,943
4,145,000		Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998 - AGM Insured	0.000	11/15/26		3,930,429
2,800,000		Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998 - AGM Insured	0.000	05/15/28		2,514,272
3,000,000		Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998 - AGM Insured	0.000	11/15/28		2,645,061
1,200,000		Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2018A	5.000	11/15/42		1,204,018
895,000		Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018	5.000	06/01/34		916,161

See Notes to Financial Statements	93

Portfolio of Investments April 30, 2025 (continued)

NEA

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		PENNSYLVANIA (continued)
$3,595,000		Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017	5.000%	07/01/42	$	3,641,083
5,000,000		Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017	5.000	07/01/47		5,009,207
95,000		Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 1997B - AMBAC Insured	5.700	07/01/27		99,822
5,000,000		Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn State Health, Series 2021	5.000	11/01/51		4,951,553
4,915,000		Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, United Zion Retirement Community, Series 2017A	5.000	12/01/47		3,912,811
4,480,000		Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Capital Appreciation Series 2013B	0.000	12/01/31		3,495,483
5,180,000		Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Capital Appreciation Series 2013B	0.000	12/01/32		3,863,779
5,210,000		Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A	5.000	09/01/43		5,235,896
1,000,000		Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019	4.000	09/01/44		904,012
2,905,000		Neshaminy School District, Bucks County, Pennsylvania, General Obligation Bonds, Series 2022	4.000	11/01/43		2,762,362
630,207	(c)	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2	2.200	06/30/27		277,291
347,128	(c)	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, (cash 5.000%, PIK 5.000%)	0.900	06/30/27		62,483
2,525,000		Pennsylvania Economic Development Financing Authority, Pennsylvania, Revenue Bonds, Villanova University Project, Series 2024	5.000	08/01/49		2,627,839
10,000,000	(a)	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2024B-1, (UB)	5.000	11/01/51		10,176,475
5,910,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019	4.000	08/15/44		5,447,317
5,250,000	(a)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-144A, (UB)	4.650	10/01/51		5,250,868
16,000,000		Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2021A	4.000	12/01/51		14,729,576
16,805,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E	6.375	12/01/38		17,738,294
6,580,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B	5.000	12/01/40		6,594,822
8,510,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B	5.000	12/01/45		8,523,666
5,800,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2019A	5.000	12/01/49		5,877,816
6,500,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2021B	5.000	12/01/46		6,683,581
17,375,000	(a)	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2023A, (UB)	5.250	12/01/53		18,259,389
19,250,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C - AGM Insured	6.250	06/01/33		19,813,268
7,000,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2019A	4.000	12/01/49		6,090,421
7,475,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A	4.000	12/01/45		6,779,647
1,445,000		Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A	5.000	07/01/37		1,424,875

94	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		PENNSYLVANIA (continued)
$7,500,000		Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2021A - BAM Insured	4.000%	09/01/46	$	6,961,297
3,410,000	(e)	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A - AMBAC Insured, (ETM)	5.125	08/01/27		3,552,418
12,500,000		Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2024C	5.250	09/01/54		13,035,869
8,135,000		Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Series 2019A	4.000	06/01/49		7,004,074
		TOTAL PENNSYLVANIA				218,421,422

		PUERTO RICO - 2.1% (1.2% of Total Investments)
3,996,324		Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit Exchanged From Cusip 74529JAP0	0.000	08/01/54		767,893
625,000		Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS - SYNCORA GTY Insured	5.000	07/01/25		624,438
5,281,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.500	07/01/34		5,183,276
6,000,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/51		1,424,451
23,031,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.750	07/01/53		21,412,363
24,161,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58		23,115,720
1,370,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A	4.550	07/01/40		1,295,061
5,000,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40		4,701,420
5,951,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40		5,595,631
8,291,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58		7,653,283
		TOTAL PUERTO RICO				71,773,536

		RHODE ISLAND - 1.0% (0.6% of Total Investments)
3,000,000		Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group Issue Series 2024	5.250	05/15/54		3,035,032
1,315,000		Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series 2016	5.000	05/15/39		1,316,025
174,390,000		Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A	0.000	06/01/52		31,495,409
		TOTAL RHODE ISLAND				35,846,466

		SOUTH CAROLINA - 4.0% (2.4% of Total Investments)
5,000,000		Charleston County Airport District, South Carolina, Airport Revenue Bonds, Series 2024B	5.250	07/01/54		5,249,341
25,200,000		Charleston County Airport District, South Carolina, Airport Revenue Bonds, Series 2024B, (UB)	5.250	07/01/54		26,456,679
1,290,000		Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016	5.000	11/01/41		1,292,023
4,000,000		Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016	5.000	11/01/46		3,950,562
26,955,000		Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2 - AMBAC Insured	0.000	01/01/31		21,640,673
15,420,000		Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2 - AMBAC Insured	0.000	01/01/32		11,849,530
4,000,000		Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series 2024A	5.000	01/01/54		4,056,792
1,370,000		South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Bishop Gadsden Episcopal Retirement Community, Series 2019A	5.000	04/01/54		1,310,229
1,000,000		South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Riverwalk Academy Project Series 2023A	7.000	06/15/43		1,018,417

See Notes to Financial Statements	95

Portfolio of Investments April 30, 2025 (continued)

NEA

PRINCIPAL	DESCRIPTION	RATE	MATURITY		VALUE

	SOUTH CAROLINA (continued)
$1,095,000	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Riverwalk Academy Project Series 2023A	7.125%	06/15/53	$	1,112,129
12,000,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020A	4.000	12/01/44		11,052,705
9,030,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018	5.000	11/01/43		9,092,227
6,210,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018	4.000	11/01/48		5,574,405
5,195,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018	5.000	11/01/48		5,195,589
6,800,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016B	5.000	12/01/46		6,806,049
10,000,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016B	5.000	12/01/56		9,988,194
5,000,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2022A	4.000	12/01/52		4,318,023
8,686,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2022B	4.000	12/01/39		8,313,558
	TOTAL SOUTH CAROLINA				138,277,125

	SOUTH DAKOTA - 1.2% (0.7% of Total Investments)
4,000,000	Clay County, South Dakota, General Obligation Bonds, Series 2023	5.000	12/01/52		4,076,760
3,000,000	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Series 2017	5.000	11/01/42		2,685,725
3,150,000	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Series 2017	5.125	11/01/47		2,747,758
22,800,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument Health, Inc., Series 2020A	4.000	09/01/50		20,145,120
2,500,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B	5.000	11/01/44		2,467,016
9,325,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015	5.000	11/01/45		9,331,961
	TOTAL SOUTH DAKOTA				41,454,340

	TENNESSEE - 1.7% (1.0% of Total Investments)
2,180,000	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A	5.000	07/01/35		2,225,260
5,000,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2016	5.000	09/01/36		5,011,390
1,000,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2016	5.000	09/01/47		982,469
445,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017	5.000	04/01/31		450,253
1,755,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017	5.000	04/01/36		1,759,748
5,400,000	Metropolitan Government of Nashville and Davidson County Sports Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate Senior Series 2023A - AGM Insured	5.250	07/01/48		5,673,939
11,670,000	Metropolitan Government of Nashville and Davidson County Sports Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate Senior Series 2023A - AGM Insured	5.250	07/01/56		12,082,171
4,170,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University, Series 2023	5.250	05/01/53		4,197,743

96	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		TENNESSEE (continued)
$2,225,000		Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A	5.000%	10/01/41	$	2,225,795
2,910,000		Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A	5.000	10/01/45		2,885,709
5,000,000		Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A	5.000	07/01/40		5,007,009
6,000,000		Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A	5.000	07/01/46		5,965,574
2,750,000		Metropolitan Knoxville Airport Authority, Tennessee, Airport Revenue Bonds, Series 2024A	5.250	06/01/54		2,861,305
390,000	(b)	Shelby County Health, Educational, Housing, and Facility Board, Tennessee, Student Housing Revenue Bonds, Madrone Memphis Student Housing, I LLC - University of Memphis Project Series 2024A-1	5.250	06/01/56		375,133
7,325,000		The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2023A-1, (Mandatory Put 5/01/28)	5.000	05/01/53		7,515,128
		TOTAL TENNESSEE				59,218,626

		TEXAS - 10.8% (6.4% of Total Investments)
2,260,000		Austin, Texas, Electric Utility System Revenue Bonds, Refunding & Improvement Series 2023	5.000	11/15/48		2,335,344
14,615,000	(a)	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, (UB)	5.000	11/15/45		14,624,758
8,805,000		Bastrop Independent School District, Bastrop County, Texas, General Obligation Bonds, School Building Series 2023	5.000	02/15/53		9,041,213
1,000,000		Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding Series 2002 - FGIC Insured	0.000	08/15/32		751,870
7,750,000	(e)	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, (Pre-refunded 7/01/25)	5.000	01/01/45		7,770,958
1,925,000		Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A	4.350	12/01/42		1,759,884
1,000,000		Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A	4.400	12/01/47		879,591
10,000,000		Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding & Improvement Senior Lien Series 2021B	5.000	12/01/47		10,276,159
5,000,000		Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds Refunding and Improvement Series 2024	4.000	11/01/45		4,626,012
6,125,000		Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds Refunding Series 2021B	4.000	11/01/45		5,666,864
10,000,000		Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2021A	4.000	11/01/46		9,163,111
19,215,000		Ector County, Texas, Certificates of Obligation, Series 2024, (UB)	5.000	02/15/50		19,561,998
3,700,000		El Paso Independent School District, El Paso County, Texas, General Obligation Bonds, School Building Series 2017	5.000	08/15/42		3,740,352
3,500,000		Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C	4.000	10/01/40		3,327,629
10,000,000		Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C	4.000	10/01/45		9,114,556
12,695,000		Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C - AGM Insured	4.000	10/01/49		11,434,235
8,500,000		Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C	4.000	10/01/49		7,538,261
5,295,000		Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2018A. Tela Supported	5.000	10/01/48		5,344,218
7,500,000		Greenwood Independent School District, Midland County, Texas, School Building Bonds, Series 2024	5.000	02/15/49		7,757,315
9,275,000		Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2022A	4.125	07/01/52		8,255,618

See Notes to Financial Statements	97

Portfolio of Investments April 30, 2025 (continued)

NEA

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		TEXAS (continued)
$2,845,000		Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015	4.000%	12/01/45	$	2,578,902
2,320,000		Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015	5.000	12/01/45		2,319,877
7,570,000	(a)	Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien Series 2024A, (UB)	5.250	08/15/54		7,933,989
5,000,000		Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2018A	4.000	08/15/48		4,491,611
4,040,000	(a),(b)	Harris County, Texas, Toll Road Revenue Bonds, Tender Options Bond Trust 2015-XF2184. Formerly Tender Options Bond Trust 3028 - AGM Insured, (IF)	7.323	08/15/28		4,866,467
1,195,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A - AGM Insured	0.000	11/15/41		538,304
2,390,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A - AGM Insured	0.000	11/15/42		1,013,100
2,660,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A - AGM Insured	0.000	11/15/43		1,062,489
7,260,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A - AGM Insured	0.000	11/15/44		2,735,064
10,440,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A - AGM Insured	0.000	11/15/45		3,721,588
7,165,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A - AGM Insured	0.000	11/15/49		2,024,722
3,000,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A - AGM Insured	0.000	11/15/52		710,876
2,710,000		Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018B	5.000	07/01/48		2,725,200
5,000,000		Houston, Texas, Combined Utility System Revenue Bonds, Combined First Lien Series 2024A	5.250	11/15/54		5,224,155
10,850,000		Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B - AMBAC Insured	0.000	09/01/25		10,709,732
1,715,000		Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B - AMBAC Insured	0.000	09/01/32		1,260,374
2,725,000		Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Refunding Series 2015A	5.000	08/15/40		2,733,488
4,000,000		Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Refunding Series 2015A	4.000	08/15/41		3,768,456
1,780,000		McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013	5.750	12/01/33		1,782,600
1,800,000		McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013	6.125	12/01/38		1,802,158
9,750,000		Midland Independent School District, Midland County, Texas, General Obligation Bonds, School Building Series 2024	4.000	02/15/54		8,725,189
16,285,000		Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2017	5.000	01/01/36		16,628,356
10,040,000		Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2017 - AGM Insured	5.000	01/01/38		10,199,517
2,100,000		Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds, Senior Lien Series 2018	5.000	09/15/43		2,102,988
1,815,000		Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds, Senior Lien Series 2018	5.000	09/15/48		1,815,825

98	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		TEXAS (continued)
$4,240,000		New Braunfels, Comal County, Texas, Utility System Revenue Bonds, Refunding Series 2022	5.000%	07/01/47	$	4,335,511
3,900,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A - AGM Insured	5.000	04/01/46		3,892,470
1,880,000	(e)	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, (Pre-refunded 9/01/31)	7.000	09/01/43		2,229,548
7,990,000	(e)	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, (Pre-refunded 9/01/31)	6.750	09/01/45		9,512,779
2,125,000		North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D - AGC Insured	0.000	01/01/28		1,929,895
14,610,000		North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2017A	5.000	01/01/43		14,819,030
5,000,000		North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier Series 2018	5.000	01/01/48		5,045,935
10,500,000	(a)	Port of Houston Authority, Harris County, Texas, Revenue Bonds, First Lien Series 2023, (UB)	5.000	10/01/53		10,762,345
2,250,000		Red River Education Finance Corporation, Texas, Higher Education Revenue Bonds, Saint Edward?s University Project, Series 2016	4.000	06/01/36		2,029,266
2,000,000		San Antonio, Texas, General Obligation Bonds, General Improvement Series 2021	4.000	08/01/41		1,932,175
7,975,000		Tarrant County College District, Texas, General Obligation Bonds, Series 2022	5.000	08/15/39		8,462,243
2,500,000		Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Methodist Hospital of Dallas, Series 2022	4.000	10/01/47		2,218,484
1,500,000		Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Christus Health, Series 2022A	4.000	07/01/53		1,316,191
2,500,000		Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A	5.000	02/15/41		2,514,872
10,500,000	(a)	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Series 2024C, (UB)	5.125	01/01/54		10,693,245
1,300,000		Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000	06/30/39		1,226,937
1,000,000		Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll Series 2019A	5.000	08/01/57		1,001,034
4,000,000		Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A - AMBAC Insured	0.000	08/15/25		3,955,627
5,000,000		Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2019A	4.000	10/15/49		4,533,524
9,500,000		Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2024A	4.375	10/15/59		8,995,281
17,220,000		University of Houston, Texas, Consolidated Revenue Bonds, Refunding Series 2022A	5.000	02/15/52		17,659,787
7,000,000		West Harris County Regional Water Authority, Texas, Water System Revenue Bonds, Series 2022 - AGM Insured	5.000	12/15/57		7,152,123
		TOTAL TEXAS				372,663,275

		UTAH - 0.7% (0.4% of Total Investments)
1,045,000	(b)	Black Desert Public Infrastructure District, Washington County, Utah, Special Assessment Bonds, Black Desert Assessment Area 1, Series 2024	5.625	12/01/53		1,017,714
1,250,000	(b)	MIDA Mountain Village Public Infrastructure District, Utah, Subordinate Tax Allocation Revenue Bonds, Series 2024-2	5.750	06/15/44		1,236,312
6,000,000	(a)	Millard School District, Utah, Lease Revenue Bonds, Local Building Authority Series 2024 - BAM Insured, (UB)	5.000	05/15/59		6,190,438
3,560,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017B	5.000	07/01/42		3,593,654

See Notes to Financial Statements	99

Portfolio of Investments April 30, 2025 (continued)

NEA

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		UTAH (continued)
$1,975,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017B	5.000%	07/01/47	$	1,982,413
4,000,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018B	5.000	07/01/48		4,022,435
1,000,000		Utah Charter School Finance Authority, Charter School Revenue Bonds, Utah Charter Academies Project, Series 2018	5.000	10/15/38		1,011,088
2,320,000		Utah Charter School Finance Authority, Charter School Revenue Bonds, Utah Charter Academies Project, Series 2018	5.000	10/15/43		2,324,614
2,040,000		Utah Charter School Finance Authority, Charter School Revenue Bonds, Utah Charter Academies Project, Series 2018	5.000	10/15/48		2,027,497
1,940,000	(a)	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024C, (UB)	4.700	01/01/54		1,901,813
		TOTAL UTAH				25,307,978

		VERMONT - 0.4% (0.2% of Total Investments)
1,000,000		University of Vermont and State Agricultural College, General Obligation Bonds, Series 2015	4.000	10/01/40		952,954
10,000,000		University of Vermont and State Agricultural College, General Obligation Bonds, Series 2015	5.000	10/01/45		10,035,393
2,730,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Middlebury College Project, Series 2023	5.000	11/01/52		2,812,413
		TOTAL VERMONT				13,800,760

		VIRGIN ISLANDS - 0.1% (0.1% of Total Investments)
2,645,000		Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds, Series 2022A	5.000	10/01/32		2,720,530
		TOTAL VIRGIN ISLANDS				2,720,530

		VIRGINIA - 0.9% (0.6% of Total Investments)
1,610,000		Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020	4.000	07/01/40		1,546,565
430,000		Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B	4.875	07/15/40		417,012
4,000,000	(a)	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, (UB)	4.000	05/15/48		3,668,831
8,075,000		Hampton Roads Transportation Accountability Commission, Virginia, Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series 2022A	4.000	07/01/52		7,258,045
425,000		James City County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024A	6.875	12/01/58		454,716
1,800,000		Virginia Beach Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series 2023A	7.000	09/01/53		1,983,833
10,000,000		Virginia Commonwealth Transportation Board, Interstate 81 Corridor Program Revenue Bonds, Senior Lien Series 2021	5.000	05/15/57		10,268,457
7,505,000		Virginia Resources Authority, Infrastructure and State Moral Obligation Revenue Bonds, Pooled Loan Bond Program, State Moral Series 2024A	4.000	11/01/49		6,828,189
		TOTAL VIRGINIA				32,425,648

		WASHINGTON - 4.3% (2.5% of Total Investments)
7,000,000		Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1	5.000	11/01/41		7,051,867
12,235,000		Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric System Revenue Refunding Bonds, Series 1997A - NPFG Insured	0.000	06/01/26		11,792,467
7,000,000		Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series 2022B	5.000	09/01/47		7,245,227
5,000,000		Fircrest Properties, Washington, Lease Revenue Bonds, Washington State Department of Social & Health Services Project Series 2024	5.500	06/01/49		5,324,345

100	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		WASHINGTON (continued)
$4,200,000		King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Valley Medical Center, Refunding Series 2016	5.000%	12/01/36	$	4,256,568
7,500,000		King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Valley Medical Center, Refunding Series 2018	5.000	12/01/43		7,540,840
10,630,000		King County Public Hospital District 2, Washington, General Obligation Bonds, EvergreenHealth, Limited Tax 2020A	4.000	12/01/45		9,276,847
10,535,000		Seattle, Washington, Drainage and Wastewater System Revenue Bonds, Improvement Series 2023	5.000	02/01/49		10,902,582
15,000,000		Seattle, Washington, Municipal Light and Power Revenue Bonds, Refunding & Improvement Series 2021A	4.000	07/01/51		13,391,029
3,750,000		Seattle, Washington, Municipal Light and Power Revenue Bonds, Refunding & Improvement Series 2022	5.000	07/01/52		3,845,654
10,000,000		Seattle, Washington, Municipal Light and Power Revenue Bonds, Refunding & Improvement Series 2023	5.000	03/01/53		10,274,893
1,185,000	(a)	Spokane County, Washington, Airport Revenue Bonds, Spokane International Airport Series 2024A, (UB)	5.000	01/01/41		1,248,766
1,245,000	(a)	Spokane County, Washington, Airport Revenue Bonds, Spokane International Airport Series 2024A, (UB)	5.000	01/01/42		1,305,229
1,310,000	(a)	Spokane County, Washington, Airport Revenue Bonds, Spokane International Airport Series 2024A, (UB)	5.000	01/01/43		1,367,783
7,645,000	(a)	Spokane County, Washington, Airport Revenue Bonds, Spokane International Airport Series 2024A, (UB)	5.250	01/01/54		7,942,701
5,250,000		Tacoma, Washington, Sewer Revenue Bonds, Series 2018	4.000	12/01/48		4,747,937
6,180,000		Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2	5.000	08/01/44		6,133,491
4,000,000		Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A	5.000	10/01/32		4,009,233
10,000,000		Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A	4.250	10/01/40		9,377,791
3,000,000		Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2014D	5.000	10/01/41		3,000,788
5,160,000		Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Series 2015A	4.000	10/01/45		4,728,575
2,600,000		Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Refunding Subordinate Series 2021B. Exchange Purchase	3.000	07/01/58		1,584,082
2,525,000		Washington State Higher Education Facilities Authority, Revenue Bonds, Seattle University, Series 2020	4.000	05/01/45		2,279,817
500,000	(b)	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct, Refunding Series 2016A	5.000	01/01/46		453,226
9,000,000		Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003C - FGIC Insured	0.000	06/01/28		8,124,974
		TOTAL WASHINGTON				147,206,712

		WEST VIRGINIA - 0.6% (0.3% of Total Investments)
12,690,000		West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System Obligated Group, Improvement Series 2017A	5.000	06/01/47		12,690,896
2,065,000		West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior Lien Series 2021	5.000	06/01/47		2,086,026
5,750,000		West Virginia State, General Obligation Bonds, State Road Competitive Series 2018B	4.000	06/01/42		5,328,528
		TOTAL WEST VIRGINIA				20,105,450

See Notes to Financial Statements	101

Portfolio of Investments April 30, 2025 (continued)

NEA

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		WISCONSIN - 5.8% (3.5% of Total Investments)
$43,035	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000%	01/01/46	$	1,328
42,429	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/47		1,206
42,126	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/48		1,126
41,823	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/49		1,047
41,217	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/50		953
45,157	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/51		984
1,162,471	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	3.750	07/01/51		781,221
44,853	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/52		904
44,247	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/53		841
43,944	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/54		782
43,338	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/55		726
42,732	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/56		678
42,429	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/57		631
41,823	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/58		586
41,519	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/59		551
41,217	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/60		512
40,611	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/61		474
40,307	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/62		443
39,701	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/63		413
39,398	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/64		389
39,095	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/65		361

102	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		WISCONSIN (continued)
$38,489	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000%	01/01/66	$	328
501,278	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/67		3,863
1,950,000		Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated Group, Series 2021A	4.000	07/01/56		1,401,313
8,335,000	(b)	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A	5.000	06/15/48		8,030,690
1,060,000	(e)	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B-1, (Pre-refunded 5/15/28)	4.000	11/15/43		1,081,209
8,940,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B-1	4.000	11/15/43		8,095,712
9,830,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aspirus, Inc. Obligated Group, Inc. Project, Series 2021	4.000	08/15/46		9,018,874
8,000,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aspirus, Inc. Obligated Group, Inc. Project, Series 2021	4.000	08/15/51		7,063,983
10,000,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2017C	5.000	02/15/47		9,891,598
2,000,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016B	5.000	02/15/35		2,011,185
7,625,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012	5.000	06/01/39		7,632,785
2,415,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, PHW Muskego, Inc. Project, Series 2021	4.000	10/01/51		1,740,828
2,470,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, PHW Muskego, Inc. Project, Series 2021	4.000	10/01/61		1,665,642
5,155,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A	4.000	11/15/34		5,028,072
20,000,000	(a)	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Aspirus Inc., Series 2025, (UB)	5.250	08/15/55		20,645,126
1,110,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Benevolent Corporation Cedar Community, Series 2017	5.000	06/01/37		1,061,819
955,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Benevolent Corporation Cedar Community, Series 2017	5.000	06/01/41		883,336
1,000,000	(e)	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A, (Pre-refunded 9/01/27)	5.000	09/01/30		1,038,143
1,110,000	(e)	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A, (Pre-refunded 9/01/27)	5.000	09/01/31		1,152,339
1,100,000	(e)	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A, (Pre-refunded 9/01/27)	5.000	09/01/32		1,141,958
1,725,000	(e)	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A, (Pre-refunded 9/01/27)	5.000	09/01/33		1,790,797
1,775,000	(e)	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A, (Pre-refunded 9/01/27)	5.000	09/01/34		1,842,704
1,910,000	(e)	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A, (Pre-refunded 9/01/27)	5.000	09/01/35		1,982,854
2,065,000	(e)	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A, (Pre-refunded 9/01/27)	5.000	09/01/36		2,143,766

See Notes to Financial Statements	103

Portfolio of Investments April 30, 2025 (continued)

NEA

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		WISCONSIN (continued)
$15,000,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series 2022A	4.000%	04/01/41		$14,033,599
18,595,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marquette University, Series 2016	5.000	10/01/46		18,636,409
8,215,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A	5.000	02/15/42		8,173,828
5,000,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc., Series 2016	5.000	12/01/41		5,035,621
10,000,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc., Series 2022	4.000	12/01/46		9,080,687
10,000,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc., Series 2022	4.000	12/01/51		9,029,798
1,525,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021	4.000	01/01/57		1,143,717
29,080,000	(a)	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Social Series 2024B, (UB)	4.750	03/01/51		29,216,775
10,400,000		Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Social Series 2024C, (UB)	4.750	03/01/51		10,448,915

		TOTAL WISCONSIN				201,944,429

		TOTAL MUNICIPAL BONDS (Cost $5,873,089,077)				5,799,825,750

		TOTAL LONG-TERM INVESTMENTS (Cost $5,873,089,077)				5,799,825,750

		FLOATING RATE OBLIGATIONS - (11.9)%				(410,720,000)

		AMTP SHARES, NET - (1.5)%(h)				(52,984,540)

		MFP SHARES, NET - (24.2)%(i)				(837,581,216)

		VRDP SHARES, NET - (33.3)%(j)				(1,155,385,917)

		OTHER ASSETS & LIABILITIES, NET - 3.5%				121,630,099

		NET ASSETS APPLICABLE TO COMMON SHARES - 100%			$	3,464,784,176

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

(a)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $141,564,221 or 2.4% of Total Investments.
(c)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d)	For fair value measurement disclosure purposes, investment classified as Level 3.
(e)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(g)	When-issued or delayed delivery security.
(h)	AMTP Shares, Net as a percentage of Total Investments is 0.9%.
(i)	MFP Shares, Net as a percentage of Total Investments is 14.4%.
(j)	VRDP Shares, Net as a percentage of Total Investments is 19.9%.

104	See Notes to Financial Statements

Statement of Assets and Liabilities

April 30, 2025 (Unaudited)	NAD	NEA
ASSETS
Long-term investments, at value†	$4,745,665,593	$5,799,825,750
Cash	33,887,040	54,207,876
Receivables:
Dividends	524	–
Interest	72,692,832	83,202,894
Investments sold	69,183,557	40,784,960
Other	732,872	1,581,055

Total assets	4,922,162,418	5,979,602,535

LIABILITIES
Floating rate obligations	377,985,000	410,720,000
AMTP Shares, Net*	727,332,560	52,984,540
MFP Shares, Net**	420,453,479	837,581,216
VRDP Shares, Net***	503,964,602	1,155,385,917
Payables:
Management fees	2,184,226	2,641,267
Dividends	16,693,100	20,956,969
Interest	7,427,184	7,305,774
Investments purchased - regular settlement	56,272,069	23,843,784
Investments purchased - when-issued/delayed-delivery settlement	1,080,000	2,430,480
Accrued expenses:
Custodian fees	191,160	213,729
Investor relations	53,638	69,612
Trustees fees	391,105	509,661
Professional fees	18,041	19,443
Shareholder reporting expenses	78,700	110,355
Shareholder servicing agent fees	22,833	24,315
Other	7,236	21,297

Total liabilities	2,114,154,933	2,514,818,359

Commitments and contingencies(1)

Net assets applicable to common shares	$2,808,007,485	$3,464,784,176

Common shares outstanding	233,404,655	298,992,392
Net asset value (“NAV”) per common share outstanding	$12.03	$11.59
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share	$2,334,047	$2,989,924
Paid-in capital	3,195,509,116	3,945,054,278
Total distributable earnings (loss)	(389,835,678)	(483,260,026)
Net assets applicable to common shares	$2,808,007,485	$3,464,784,176
Authorized shares:
Common	Unlimited	Unlimited
Preferred	Unlimited	Unlimited
† Long-term investments, cost	$4,792,668,268	$5,873,089,077

* AMTP Shares, liquidation preference	$727,500,000	$53,000,000

** MFP Shares, liquidation preference	$420,800,000	$838,900,000

*** VRDP Shares, liquidation preference	$504,300,000	$1,159,400,000

(1)	As disclosed in Notes to Financial Statements.

See Notes to Financial Statements 105

Statement of Operations

Six Months Ended April 30, 2025 (Unaudited)		NAD		NEA

INVESTMENT INCOME
Dividends	$	15,459	$	–
Interest		114,851,421		135,362,082

Total investment income		114,866,880		135,362,082

EXPENSES
Management fees		13,556,022		16,399,192
Shareholder servicing agent fees		88,712		114,860
Interest expense and amortization of offering costs		39,296,688		40,440,389
Trustees fees		83,741		103,682
Custodian expenses, net		187,747		215,943
Excise tax liability expense		3,151		6,678
Investor relations expenses		319,291		389,264
Liquidity fees		1,936,811		5,694,841
Professional fees		167,933		454,655
Remarketing fees		253,551		1,165,002
Shareholder reporting expenses		72,657		102,855
Stock exchange listing fees		36,647		46,946
Other		56,530		97,460

Total expenses		56,059,481		65,231,767

Net investment income (loss)		58,807,399		70,130,315

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from: Investments		(11,551,007)		(16,164,037)
Net realized gain (loss)		(11,551,007)		(16,164,037)

Change in unrealized appreciation (depreciation) on: Investments		(132,930,423)		(163,538,567)
Net change in unrealized appreciation (depreciation)		(132,930,423)		(163,538,567)

Net realized and unrealized gain (loss)		(144,481,430)		(179,702,604)

Net increase (decrease) in net assets applicable to common shares from operations	$	(85,674,031)	$	(109,572,289)

106	See Notes to Financial Statements

Statement of Changes in Net Assets

	NAD		NEA
	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24

OPERATIONS
Net investment income (loss)	$58,807,399	$109,031,857	$70,130,315	$129,239,305
Net realized gain (loss)	(11,551,007)	(23,429,889)	(16,164,037)	(18,303,691)
Net change in unrealized appreciation (depreciation)	(132,930,423)	382,026,632	(163,538,567)	460,040,981

Net increase (decrease) in net assets applicable to common shares from operations	(85,674,031)	467,628,600	(109,572,289)	570,976,595

DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends	(105,732,309)	(122,000,551)	(130,958,667)	(139,293,798)
Return of Capital	–	(43,600,052)	–	(65,964,481)

Total distributions	(105,732,309)	(165,600,603)	(130,958,667)	(205,258,279)
Net increase (decrease) in net assets applicable to common shares	(191,406,340)	302,027,997	(240,530,956)	365,718,316
Net assets applicable to common shares at the beginning of the period	2,999,413,825	2,697,385,828	3,705,315,132	3,339,596,816

Net assets applicable to common shares at the end of the period	$2,808,007,485	$2,999,413,825	$3,464,784,176	$3,705,315,132

See Notes to Financial Statements 107

Statement of Cash Flows

Six Months Ended April 30, 2025 (Unaudited)	NAD	NEA

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$(85,674,031)	$(109,572,289)
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(505,555,899)	(420,590,967)
Proceeds from sale and maturities of investments	615,427,829	574,179,587
Amortization (Accretion) of premiums and discounts, net	(5,627,214)	(5,800,319)
Amortization of deferred offering costs	170,189	441,502
(Increase) Decrease in:
Receivable for interest	(3,500,851)	(3,708,657)
Receivable for investments sold	(24,137,100)	27,597,515
Other assets	59,495	(96,759)
Increase (Decrease) in:
Payable for interest	3,490,915	4,944,609
Payable for investments purchased - regular settlement	49,166,055	14,488,322
Payable for investments purchased - when-issued/delayed-delivery settlement	(13,038,287)	(50,722,070)
Payable for management fees	(171,952)	(206,044)
Accrued custodian fees	(139,445)	(141,152)
Accrued investor relations fees	51,113	64,567
Accrued Trustees fees	(63,678)	(95,623)
Accrued professional fees	(19,636)	(91,138)
Accrued shareholder reporting expenses	16,411	20,609
Accrued shareholder servicing agent fees	6,859	11,266
Accrued other expenses	6,321	17,978
Net realized (gain) loss from investments	11,551,007	16,164,037
Net realized (gain) loss from paydowns	—	(3,774)
Net change in unrealized (appreciation) depreciation of investments	132,930,423	163,538,567
Net cash provided by (used in) operating activities	174,948,524	210,439,767
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	28,226,120	29,107,849
(Repayments) of borrowings	(28,226,120)	(29,107,849)
Proceeds from floating rate obligations	125,850,000	172,875,000
(Repayments of) floating rate obligations	(112,805,000)	(39,250,000)
(Repayments for) AMTP Shares redeemed, at liquidation preference	—	(25,000,000)
(Repayments for) MFP Shares redeemed, at liquidation preference	(35,000,000)	(125,000,000)
Increase (Decrease) in:
Cash overdraft	(13,312,099)	(8,899,405)
Cash distributions paid to common shareholders	(105,794,385)	(130,957,486)

Net cash provided by (used in) financing activities	(141,061,484)	(156,231,891)
Net increase (decrease) in cash	33,887,040	54,207,876
Cash at the beginning of period	—	—

Cash at the end of period	$33,887,040	$54,207,876

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION	NAD	NEA

Cash paid for interest	$35,513,535	$35,013,400

108	See Notes to Financial Statements

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Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations				Less Distributions to Common Shareholders			Common Share
	Common Share Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Return of Capital	Total	Discount Per Share Repurchased and Retired	Net Asset Value, End of Period	Share Price, End of Period
NAD
4/30/25(d)	$12.85	$0.25	$(0.62)	$(0.37)	$(0.45)	$—	$—	$(0.45)	$—	$12.03	$11.29
10/31/24	11.56	0.47	1.53	2.00	(0.52)	—	(0.19)	(0.71)	—	12.85	11.99
10/31/23	11.85	0.48	(0.29)	0.19	(0.48)	—	—	(0.48)	—	11.56	9.81
10/31/22	16.11	0.63	(4.21)	(3.58)	(0.68)	—	—	(0.68)	—	11.85	10.63
10/31/21	15.75	0.72	0.35	1.07	(0.71)	—	—	(0.71)	—	16.11	15.63
10/31/20	15.91	0.70	(0.19)	0.51	(0.67)	—	—	(0.67)	—	15.75	14.44
NEA
4/30/25(d)	12.39	0.23	(0.59)	(0.36)	(0.44)	—	—	(0.44)	—	11.59	10.88
10/31/24	11.17	0.43	1.48	1.91	(0.47)	—	(0.22)	(0.69)	—	12.39	11.60
10/31/23	11.49	0.44	(0.32)	0.12	(0.44)	—	—	(0.44)	—(f)	11.17	9.47
10/31/22	15.71	0.60	(4.17)	(3.57)	(0.65)	—	—	(0.65)	—	11.49	10.32
10/31/21	15.50	0.69	0.22	0.91	(0.70)	—	—	(0.70)	—	15.71	15.18
10/31/20	15.58	0.69	(0.11)	0.58	(0.66)	—	—	(0.66)	—	15.50	14.33

(a)	Based on average shares outstanding.
(b)

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets

Based on Net Asset Value(b)	Based on Share Price(b)	Net Assets, End of Period (000)	Expenses(c)		Net Investment Income (Loss)		Portfolio Turnover Rate

(2.96)%	(2.15)%	$2,808,007	3.85	%(e)	4.03	%(e)	10%
17.34	29.88	2,999,414	3.92		3.59		18
1.26	(3.68)	2,697,386	3.73		3.72		24
(22.79)	(28.38)	2,765,632	2.02		4.44		37
6.85	13.31	3,759,374	1.44		4.43		10
3.27	4.89	3,334,252	1.87		4.47		15

(3.03)	(2.53)	3,464,784	3.63	(e)	3.90	(e)	7
17.10	30.16	3,705,315	3.81		3.43		12
0.72	(4.42)	3,339,597	3.68		3.53		23
(23.31)	(28.47)	3,436,743	2.01		4.31		36
5.91	10.92	4,697,314	1.44		4.31		12
3.84	5.74	4,318,384	1.85		4.46		16

(c)

• Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares, borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.

• The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares, borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:

	Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
	NAD	NEA
4/30/25(d)	2.85%(e)	2.63%(e)
10/31/24	2.94	2.84
10/31/23	2.77	2.72
10/31/22	1.06	1.06
10/31/21	0.53	0.53
10/31/20	0.94	0.94

(d)	Unaudited.
(e)	Annualized.
(f)	Value rounded to zero.

See Notes to Financial Statements 111

Financial Highlights (continued)

The following table sets forth information regarding each Fund’s outstanding senior securities as of the end of each of the Fund’s last five fiscal periods, as applicable.

	AMTP Shares		MFP Shares		VRDP Shares
	Aggregate Amount Outstanding (000)(a)	Asset Coverage Per $100,000 Share(b)	Aggregate Amount Outstanding (000)(a)	Asset Coverage Per $100,000 Share(b),(d)	Aggregate Amount Outstanding (000)(a)	Asset Coverage Per $100,000 Share(b)	Asset Coverage Per $1 Liquidation Preference(e)
NAD
4/30/25(f)	$727,500	$269,915	$420,800	$269,915	$504,300	$269,915	$2.70
10/31/24	727,500	277,733	455,800	277,733	504,300	277,733	2.78
10/31/23	727,500	241,165	679,000	241,165	504,300	241,165	2.41
10/31/22	727,500	240,874	679,000	240,874	504,300	240,874	2.41
10/31/21	727,500	284,419	679,000	284,419	632,000	284,419	2.84
10/31/20	545,500	279,599	679,000	279,599	632,000	279,599	2.80
NEA
4/30/25(f)	53,000	268,907	838,900	268,907	1,159,400	268,907	2.69
10/31/24	78,000	268,324	963,900	268,324	1,159,400	268,324	2.68
10/31/23	173,000	240,834	1,038,900	240,834	1,159,400	240,834	2.41
10/31/22	173,000	240,229	1,088,900	240,229	1,159,400	240,229	2.40
10/31/21	316,500	283,145	1,088,900	283,145	1,159,400	283,145	2.83
10/31/20	143,500	280,550	958,000	280,550	1,290,300	280,550	2.81

(a)	Aggregate Amount Outstanding: Aggregate amount outstanding represents the liquidation preference as of the end of the relevant fiscal year.
(b)

Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 100,000.

(c)

Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 1,000.

(d)

NEA’s Series D MFP Shares have a $1,000 liquidation preference per share, while all other MFP Shares have a $100,000 liquidation preference per share. The asset coverage per $1,000 share for NEA’s Series D MFP Shares were as follows:

Asset Coverage Per $1,000 Share(c)
NEA
4/30/25(f)	$2,689
10/31/24	2,683
10/31/23	2,408
10/31/22	2,402
10/31/21	2,831
10/31/20	2,805

(e)	Includes all preferred shares presented for the Fund.
(f)	Unaudited.

Notes to Financial Statements

(Unaudited)

1.	General Information

Fund Information: The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):

•	Nuveen Quality Municipal Income Fund (NAD)

•	Nuveen AMT-Free Quality Municipal Income Fund (NEA)

The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as closed-end management investment companies. NAD and NEA were organized as Massachusetts business trusts on January 15, 1999 and July 29, 2002, respectively.

Current Fiscal Period: The end of the reporting period for the Funds is April 30, 2025, and the period covered by these Notes to Financial Statements is the six months ended April 30, 2025 (the “current fiscal period”).

Investment Adviser and Sub-Adviser: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

2.	Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Custodian Fee Credit: As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

Fund	Gross Custodian Fee Credits

NAD	$—

NEA	—

Distributions to Common Shareholders: Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The Funds’ distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of their common shares (stated in terms of a fixed cents per common share dividend distributions rate which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode.

Notes to Financial Statements (continued)

Indemnifications: Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Investment income also reflects dividend income, which is recorded on the ex-dividend date.

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

3.	Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level	1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level	2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level	3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

NAD	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Investment Companies	$407,341	$–	$–	$407,341
Municipal Bonds	–	4,745,236,673	21,579	4,745,258,252
Total	$407,341	$4,745,236,673	$21,579	$4,745,665,593

NEA	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$–	$5,799,793,185	$32,565	$5,799,825,750
Total	$–	$5,799,793,185	$32,565	$5,799,825,750

The Funds hold liabilities in floating rate obligations and preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described in these Notes to Financial Statements.

4.	Portfolio Securities

Inverse Floating Rate Securities: Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.

A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

Notes to Financial Statements (continued)

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.

Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.

As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Fund	Floating Rate Obligations: Self- Deposited Inverse Floaters	Floating Rate Obligations: Externally-Deposited Inverse Floaters	Total

NAD	$377,985,000	$—	$377,985,000

NEA	410,720,000	8,070,000	418,790,000

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:

Fund	Average Floating Rate Obligations Outstanding	Average Annual Interest Rate And Fees

NAD	$381,067,164	3.60%

NEA	311,688,110	3.84

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.

The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.

As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as “shortfall payments”). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of the end of the reporting period, each Fund’s maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Fund	Maximum Exposure to Recourse Trusts: Self-Deposited Inverse Floaters	Maximum Exposure to Recourse Trusts: Externally-Deposited Inverse Floaters	Total

NAD	$377,985,000	$—	$377,985,000

NEA	410,720,000	8,070,000	418,790,000

Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and sales: Long-term purchases and sales during the current fiscal period were as follows:

Fund	Non-U.S. Government Purchases	Non-U.S. Government Sales and Maturities
NAD	$505,555,899	$615,427,829

NEA	420,590,967	574,179,587

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

5.	Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

6.	Fund Shares

Common Share Transactions: During the Funds’ current and prior fiscal period, the funds had no transactions in common shares.

Preferred Shares

Adjustable Rate MuniFund Term Preferred Shares: The Funds have issued and have outstanding Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, with a $100,000 liquidation preference per share. AMTP Shares are issued via private placement and are not publicly available.

Notes to Financial Statements (continued)

As of the end of the reporting period, NAD and NEA had $727,332,560 and $52,984,540 of AMTP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of each Fund’s AMTP Shares outstanding as of the end of the reporting period, were as follows:

Fund	Series	Shares Outstanding	Liquidation Preference
NAD	2028	3,370	$337,000,000

	2028-1	2,085	$208,500,000

	2028-2	1,820	$182,000,000
NEA	2028-1	530	$53,000,000

Each Fund is obligated to redeem its AMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. AMTP Shares are subject to optional and mandatory redemption in certain circumstances. The AMTP Shares may be redeemed at the option of the Fund, subject to payment of premium for approximately six months following the date of issuance (“Premium Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.

AMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount which is initially established at the time of issuance and may be adjusted in the future based upon a mutual agreement between the majority owner and the Fund. From time-to-time the majority owner may propose to the Fund an adjustment to the dividend rate. Should the majority owner and the Fund fails to agree upon an adjusted dividend rate, and such proposed dividend rate adjustment is not withdrawn, the Fund will be required to redeem all outstanding shares upon the end of a notice period.

In addition, the Fund may be obligated to redeem a certain amount of the AMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for the Fund’s AMTP Shares are as follows:

Fund	Notice Period	Series	Term Redemption Date		Premium Expiration Date
NAD	180-day	2028	December 1, 2028	*	November 30, 2019

	180-day	2028-1	December 1, 2028	*	November 30, 2019

	180-day	2028-2	December 1, 2028	*	November 30, 2019
NEA	360-day	2028-1	December 1, 2028	*	December 13, 2019

*	Subject to early termination by either the Fund or the holder.

The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:

Fund	Average Liquidation Preference of AMTP Shares Outstanding	Annualized Dividend Rate

NAD	$727,500,000	4.31%

NEA	70,127,072	3.96

AMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. The fair value of AMTP Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the AMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’ Adviser has determined that the fair value of AMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of AMTP Shares is a liability and is recognized as a component of “AMTP Shares, net” on the Statement of Assets and Liabilities.

AMTP Share dividends are treated as interest payments for financial reporting purposes. Unpaid dividends on AMTP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities. Dividends accrued on AMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Costs incurred in connection with the Fund’s offering of AMTP Shares were recorded as deferred charges, which are amortized over the life of the shares and are recognized as components of “AMTP Shares, net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

MuniFund Preferred Shares: The Funds have issued and have outstanding MuniFund Preferred (“MFP”) Shares, with a $100,000 ($1,000 for NEA’s Series D) liquidation preference per share. These MFP Shares were issued via private placement and are not publically available.

The Funds are obligated to redeem their MFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Funds. MFP Shares are initially issued in a pre-specified mode, however, MFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Funds. The modes within MFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Funds may establish additional mode structures with the MFP Share.

• Variable Rate Remarketed Mode (“VRRM”) – Dividends for MFP Shares within this mode will be established by a remarketing agent; therefore, market value of the MFP Shares is expected to approximate its liquidation preference. Shareholders have the ability to request a best-efforts tender of its shares upon seven days notice. If the remarketing agent is unable to identify an alternative purchaser, the shares will be retained by the shareholder requesting tender and the subsequent dividend rate will increase to its step-up dividend rate. If after one consecutive year of unsuccessful remarketing attempts, the Fund will be required to designate an alternative mode or redeem the shares.

Each Fund will pay a remarketing fee on the aggregate principal amount of all MFP Shares while designated in VRRM. Payments made by the Fund to the remarketing agent are recognized as “Remarketing fees” on the Statement of Operations.

• Variable Rate Mode (“VRM”) – Dividends for MFP Shares designated in this mode are based upon a short-term index plus an additional fixed “spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.

The fair value of MFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. During the current reporting period, the Adviser has determined that the fair value of the shares approximated their liquidation preference.

• Variable Rate Demand Mode (“VRDM”) – Dividends for MFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. Each Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.

The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all MFP shares while within VRDM. Payments made by the Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement Operations.

For financial reporting purposes, the liquidation preference of MFP Shares is recorded as a liability and is recognized as a component of “MFP Shares, Net” on the Statement of Assets and Liabilities. Dividends on the MFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on MFP shares are recognized as a component on “Payable for interest” on the Statement of Assets and Liabilities. Dividends accrued on MFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Subject to certain conditions, MFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain MFP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.

Costs incurred in connection with the Fund’s offering of MFP Shares were recorded as a deferred charge and are being amortized over the life of the shares. These offering costs are recognized as a component of “MFP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

As of the end of the reporting period, NAD and NEA had $420,453,479 and $837,581,216 of MFP Shares at liquidation preference, net of deferred available offering costs, respectively. Further details of each Fund’s MFP Shares outstanding as of the end of the reporting period, were as follows.

Fund	Series	Shares Outstanding	Term Redemption Date	Mode	Mode Termination Date
NAD	A	3,488	January 3, 2028	VRM	January 3, 2028*
	B	720	September 1, 2047	VRM	N/A
NEA	A	1,350	February 3, 2048	VRDM	February 3, 2048*

	B	1,350	March 2, 2028	VRM	March 2, 2028*

	C	2,380	March 2, 2028	VRDM	March 2, 2028*

	D	330,900	March 1, 2029	VRRM	N/A

*	Subject to earlier termination by either the Fund or the holder.

The average liquidation preference of MFP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:

Notes to Financial Statements (continued)

Fund	Average Liquidation Preference of MFP Shares Outstanding	Annualized Dividend Rate
NAD	$428,148,066	4.17%
NEA	882,684,530	3.47

Variable Rate Demand Preferred Shares: The following Funds have issued and have outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.

As of the end of the reporting period, NAD and NEA had $503,964,602 and $1,155,385,917 of VRDP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of the Funds’ VRDP Shares outstanding as of the end of the reporting period, were as follows:

Fund	Series	Shares Outstanding	Remarketing Fees*	Liquidation Preference	Special Rate Period Expiration	Maturity
NAD	1	2,368	0.10%	$236,800,000	N/A	September 11, 2026
	2	2,675	0.10%	$267,500,000	N/A	September 11, 2026
NEA	1	2,190	0.10%	$219,000,000	N/A	June 1, 2040
	3	3,509	0.05%	$350,900,000	N/A	March 1, 2040
	4	4,895	0.10%	$489,500,000	N/A	September 11, 2026
	5	1,000	0.10%	$100,000,000	N/A	October 1, 2046

*	Remarketing fees as a percentage of the aggregate principal amount of all VRDP Shares outstanding for each series.

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that the VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP Shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.

The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:

Fund	Average Liquidation Preference of VRDP Shares Outstanding	Annualized Dividend Rate
NAD	$504,300,000	3.16%
NEA	1,159,400,000	3.09

For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of “VRDP Shares, net” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “VRDP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund may also pay a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and “Remarketing fees,” respectively, on the Statement of Operations.

Preferred Share Transactions: Transactions in preferred shares during the Funds’ current and prior fiscal period, where applicable, are noted in the following tables.

Transactions in AMTP Shares for the Funds, where applicable, were as follows:

	Six Months Ended April 30, 2025			Year Ended October 31, 2024
NEA	Series	Shares	Amount	Series	Shares	Amount
AMTP Shares redeemed	2028-1	(250)	$(25,000,000)	2028-1	(950)	$(95,000,000)

Transactions in MFP Shares for the Funds, where applicable, were as follows:

	Six Months Ended April 30, 2025			Year Ended October 31, 2024
NAD	Series	Shares	Amount	Series	Shares	Amount
MFP Shares redeemed	A	(350)	$(35,000,000)	A	(2,232)	$(223,200,000)

	Six Months Ended April 30, 2025			Year Ended October 31, 2024
NEA	Series	Shares	Amount	Series	Shares	Amount
MFP Shares redeemed	B	(1,250)	$(125,000,000)	B	(750)	$(75,000,000)

7.	Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of NEA the AMT applicable to individuals to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
NAD	$ 4,409,439,363	$ 77,431,701	$ (119,190,471)	$ (41,758,770)

NEA	5,453,605,805	99,303,638	(163,803,559)	(64,499,921)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total
NAD	$ —	$ 15,002	$ —	$ 91,326,469	$ (272,148,758)	$ —	$ (17,622,051)	$ (198,429,338)

NEA	—	31,795	—	98,090,127	(319,024,547)	—	(21,826,445)	(242,729,070)

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total

NAD[1]	$ 137,555,797	$ 134,592,961	$ 272,148,758

NEA[1]	156,845,347	162,179,200	319,024,547

[1]	A portion of NAD’s and NEA’s capital loss carryforwards is subject to limitation under the Internal Revenue Code and related regulations.

Notes to Financial Statements (continued)

8.	Management Fees and Other Transactions with Affiliates

Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

Annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	0.4500%
For the next $125 million	0.4375
For the next $250 million	0.4250
For the next $500 million	0.4125
For the next $1 billion	0.4000
For the next $3 billion	0.3750
For managed assets over $5 billion	0.3625

The annual complex-level fee, payable monthly, for each fund is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Complex-Level Fee
For the first $124.3 billion	0.1600%
For the next $75.7 billion	0.1350
For the next $200 billion	0.1325
For eligible assets over $400 billion	0.1300

*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate, Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

As of April 30, 2025, the annual complex-level fee for each fund was as follows:

Fund	Complex-Level Fee
NAD	0.1585%

NEA	0.1585%

Other Transactions with Affiliates: Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.

During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
NAD	$44,971,635	$—	$—
NEA	21,300,930	10,014,365	(220,065)

9.	Commitments and Contingencies

In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts and certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments other then those disclosed in the Notes to Financial Statements, when applicable.

From time to time, the Funds may be party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s) the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’ financial statements.

10.	Borrowing Arrangements

Committed Line of Credit: The Funds, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2026 unless extended or renewed.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, the following Funds utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:

Fund	Maximum Outstanding Balance
NAD	$22,077,520

NEA	29,107,849

During the Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:

Fund	Utilization Period (Days Outstanding)	Average Daily Balance Outstanding	Average Annual Interest Rate
NAD	3	$16,767,880	5.53%
NEA	2	29,107,849	5.53

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.

Inter-Fund Borrowing and Lending: The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)

Notes to Financial Statements (continued)

no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.

The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

Additional Fund Information

(Unaudited)

Board of Trustees

Joseph A. Boateng	Michael A. Forrester	Thomas J. Kenny	Amy B.R. Lancellotta	Joanne T. Medero	Albin F. Moschner	John K. Nelson

Loren M. Starr	Matthew Thornton III	Terence J. Toth	Margaret L. Wolff	Robert L. Young

Investment Adviser	Custodian	Legal Counsel	Independent Registered	Transfer Agent and
Nuveen Fund Advisors, LLC	State Street Bank	Chapman and Cutler	Public Accounting Firm	Shareholder Services
333 West Wacker Drive	& Trust Company	LLP	PricewaterhouseCoopers	Computershare Trust Company,
Chicago, IL 60606	One Congress Street	Chicago, IL 60606	LLP	N.A.
	Suite 1		One North Wacker Drive	150 Royall Street
	Boston, MA 02114-2016		Chicago, IL 60606	Canton, MA 02021
(800) 257-8787

Portfolio of Investments Information The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NAD	NEA
Common shares repurchased	0	0

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report

(Unaudited)

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.

Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see below) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

Inverse Floating Rate Securities: Inverse floating rate securities are the residual interest in a tender option bond (TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Pre-Refunded Bond/Pre-Refunding: Pre-Refunded bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

Regulatory Leverage: Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

Tax Obligation/General Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.

Tax Obligation/Limited Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.

Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Statement Regarding Basis for Approval of Investment Advisory Contract

(Unaudited)

Nuveen Quality Municipal Income Fund

Nuveen AMT-Free Quality Municipal Income Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Boards of Directors or Trustees (as the case may be) of the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”), including the Funds (as defined below), and the group of funds advised by Teachers Advisors, LLC (“TAL” and all such funds, collectively, the “Nuveen funds” or the “funds”) approved the renewal of the investment management agreements (each, an “Investment Management Agreement”) with NFAL and TAL, respectively. TAL and NFAL are affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL is an indirect wholly owned subsidiary of TIAA. The Boards of Trustees of the Funds also approved the renewal of the sub-advisory agreements (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”). The Sub-Adviser is also an affiliate of the Adviser.

The Boards of Directors or Trustees of the Nuveen funds are each a “Board” or collectively the “Board” (as the context may dictate) and the directors or trustees (as the case may be) are each a “Board Member.” The Board Members of each Board are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, each Board is deemed to be comprised of all disinterested Board Members. References to a Board and the Board Members are interchangeable.

In accordance with applicable law, following up to an initial two-year period, the Board of each Fund considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively the “Fund Advisers” and each a “Fund Adviser.” Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Advisory Agreements with respect to each Nuveen fund covered by this report (each, a “Fund” and, collectively, the “Funds”).

To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective Board of the Nuveen funds and its committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The Board and its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting a Fund Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices; the derivatives risk management program; management of distributions; valuation of securities; payments to financial intermediaries; securities lending (as applicable); and closed-end fund market activity, capital management initiatives, institutional ownership, management of leverage financing, the secondary market trading of the closed-end funds and any actions taken to address market discounts to net asset value. The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for the Fund Advisers, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Fund Advisers and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of the Sub-Adviser and applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the Nuveen funds with a focus on funds considered to have certain expense characteristics; a list of management fee and sub-advisory fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the Nuveen funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality of services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the Nuveen funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Funds, such Funds utilize the Sub-Adviser to manage the portfolios of the Funds subject to the supervision of the Adviser. Accordingly, the Board considered that the Adviser and its affiliates, among other things, oversee and review the performance of the Sub-Adviser and its investment team(s); evaluate Fund performance and market conditions; evaluate investment strategies and recommend changes thereto; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As noted below, the Board also considered the funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds (including indirectly by overseeing the Sub-Adviser), the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.

Such services also include managing leverage; providing capital management and secondary market services (such as implementing common share shelf offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board considered that management actively monitors any discount from net asset value per share at which a fund’s common stock trades and evaluates potential avenues to mitigate the discount, including evaluating the level of distributions that the fund pays.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance (based on net asset value net of fees) over the quarter, one-, three- and five-year periods ending December 31, 2024 on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds (subject to certain exceptions) as low, medium or high.

The Board also considered that secondary market trading of shares of the closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore, the Board and/or its Closed-End Fund Committee reviews certain performance data reflecting, among other things, the premiums and discounts at which the shares of the closed-end funds have traded as of specified dates at their quarterly meetings with an annual review of the closed-end fund market for the 2024 calendar year at its February Meeting. In its review, the Board considered, among other things, market conditions for closed-end funds, changes to investment mandates and guidelines, distribution policies, and leverage

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

management; additional share offerings, share repurchases (if any) and similar capital market actions; and effective communications programs to build greater awareness and deepen understanding of closed-end funds. As applicable, the Board considered, among other things, the impact of leverage on a closed-end fund’s common share earnings and total return.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below:

•

For Nuveen Quality Municipal Income Fund (the “Quality Municipal Fund”), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the one- and three-year periods and second quartile for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen AMT-Free Quality Municipal Income Fund (the “AMT-Free Quality Municipal Fund”), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, and the Fund ranked in the fourth quartile of its Performance Peer Group for the one- and three-year periods, the Fund ranked in the third quartile for the five-year period ended December 31, 2024. The Board considered management’s commentary on the Fund’s performance, including the factors that contributed to or detracted from performance and the improved relative performance in the first quarter of 2025 in which the Fund ranked in the third quartile of its Performance Peer Group for the quarter ended March 31, 2025. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board supported renewal of the Fund’s Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules for the respective Fund. In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”). In their review, the Board Members considered, in particular, each fund with a net total expense ratio (based on common assets and excluding investment-related costs such as the costs of leverage and taxes) meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe. The Board further considered that differences between the applicable Fund and its Expense Universe, as well as changes to the composition of the Expense Universe from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

In addition, although the Board reviewed net total expense ratio both including and excluding investment-related expenses (e.g., leverage costs), as applicable, the Board considered that leverage expenses will vary across funds and peers because of differences in the forms and terms of leverage employed by the respective fund and therefore generally considered each closed-end fund’s net total expense ratio and fees excluding investment-related costs and taxes. The Board also considered that the use of leverage may create a conflict of interest for the respective Adviser and Sub-Adviser given the increase of assets from leverage upon which an advisory or sub-advisory fee is based but also considered the impact of leverage on the fund’s return. The Board Members considered, however, that the Adviser and Sub-Adviser would seek to manage the potential conflict by recommending to the Board to leverage the applicable fund or increase such leverage when the respective Fund Adviser has determined that such action would be in the best interests of the respective fund and its common shareholders and by periodically reviewing with the Board the fund’s performance and the impact of the use of leverage on that performance.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

• Although the Quality Municipal Fund’s actual management fee rate was above the Expense Universe median, the Fund’s contractual management fee rate matched the Expense Universe median, and the net total expense ratio was slightly above (within 5 basis points) the Expense Universe median.

• Although the AMT-Free Quality Municipal Fund’s actual management fee rate was above the Expense Universe median, the Fund’s contractual management fee rate matched its Expense Universe median, and the net total expense ratio was slightly above (within 5 basis points) the Expense Universe median.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, the Sub-Adviser and/or their affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given the foregoing.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

3.	Profitability of the Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the Sub-Adviser) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and TAL (as an adviser of certain other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and TAL on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with the Sub-Adviser) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors applicable to the particular Fund’s advisory fee structure.

As noted above, the Board considered that the management fee of the Adviser for the Funds generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule. The Board also approved a revised complex-wide breakpoint schedule in 2024 which reduced the complex-level fee rates at various thresholds and expanded the assets included when calculating the complex-level fee. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules.

Although closed-end funds may make additional share offerings from time to time, the Board considered that closed-end funds have a more limited ability to increase their assets to attain additional economies of scale because the growth of their assets will occur primarily from the appreciation of their investment portfolios.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023.

In addition, the Board Members considered that the Adviser and Sub-Adviser (except as noted) may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered with respect to the Nuveen funds advised by the Adviser, reimbursements of such costs by the Adviser and/or the Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the Nuveen funds to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Notes

Notes

Nuveen:

Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com	ESA-B-0425P 4476541

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract in Item 1.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen AMT-Free Quality Municipal Income Fund

Date: July 7, 2025	By:	/s/ David J. Lamb
David J. Lamb Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 7, 2025	By:	/s/ David J. Lamb
David J. Lamb Chief Administrative Officer (principal executive officer)

Date: July 7, 2025	By:	/s/ Marc Cardella
Marc Cardella Vice President and Controller (principal financial officer)